UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6457
                                                     ---------------------

               Nuveen Premier Insured Municipal Income Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31, 2003
                                           ------------------

                  Date of reporting period: October 31, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT October 31, 2003

Nuveen
Municipal Closed-End
Exchange-Traded
Funds

                                           NUVEEN INSURED QUALITY MUNICIPAL FUND
                                                                             NQI

                                       NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND
                                                                             NIO

                                    NUVEEN PREMIER INSURED MUNICIPAL INCOME FUND
                                                                             NIF

                                  NUVEEN INSURED PREMIUM INCOME MUNICIPAL FUND 2
                                                                             NPX

                                NUVEEN INSURED DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NVG

                                NUVEEN INSURED TAX-FREE ADVANTAGE MUNICIPAL FUND
                                                                             NEA

Photo of: Man holding up child in his arms.
Photo of: 2 women and 2 girls looking at seashells.

DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

FASTER INFORMATION
 RECEIVE YOUR
       NUVEEN FUND REPORT
           ELECTRONICALLY

By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your computer. Your report will arrive faster via e-mail than by traditional mail.

Registering is easy and only takes a few minutes (see instructions at right).

--------------------------------------------------------------------------------
SOME COMMON CONCERNS:

WILL MY E-MAIL ADDRESS BE DISTRIBUTED TO OTHER COMPANIES?

No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.

WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1 Go to WWW.INVESTORDELIVERY.COM and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen and follow the simple instructions.

3 Click Submit. Confirm the information you just entered is correct, then click Submit again.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: WE THINK YOUR NUVEEN FUND CAN BE AN IMPORTANT BUILDING BLOCK IN A PORTFOLIO DESIGNED TO PERFORM WELL THROUGH A VARIETY OF MARKET CONDITIONS.

Dear
  SHAREHOLDER

I am very pleased to report that for the year ended October 31, 2003, your Nuveen Fund continued to provide you with attractive monthly tax-free income.

Your Nuveen Fund is managed with a value investing strategy that puts an emphasis on finding securities that we think are undervalued or underrated. We believe that there are always some municipal bonds that the market is not properly valuing, and that by using a consistent, research-oriented management approach we have the opportunity to find them for your Fund.

In this low-rate environment, many have begun to wonder whether interest rates will soon start to rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. We believe that by constructing a carefully balanced portfolio with the help of a trusted investment professional you may be able to reduce your overall investment risk and give yourself a better chance to meet your financial goals. We think that municipal bond investments like your Nuveen Fund can be important building blocks in a portfolio designed to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

December 15, 2003

Nuveen National Insured Municipal Closed-End Exchange-Traded Funds (NQI, NIO, NIF, NPX, NVG, NEA)

Portfolio Manager's
               COMMENTS

Portfolio manager Tom O'Shaughnessy discusses U.S. economic and market conditions, key investment strategies, and the annual performance of the national insured Funds. With 20 years of investment experience at Nuveen, Tom assumed portfolio management responsibility for NEA at its inception in November 2002, adding NQI, NIO, NIF, NPX, and NVG in January 2003.

WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE 12-MONTH PERIOD ENDED OCTOBER 31, 2003?

Over the 12-month reporting period, the two greatest influences on the general economy continued to be historically low interest rates and the overall pace of economic improvement. In June 2003, the Federal Reserve reduced the fed funds rate to 1.0%, the lowest level since 1958. The Fed's accommodative monetary policy coupled with Washington's tax relief measures and increased spending for defense helped to fuel an 8.2% jump year-over-year in the third-quarter Gross Domestic Product (GDP), up from 3.3% in the second quarter. At the same time, inflation remained under control throughout the period.

In the municipal market, the slower rate of economic recovery over the majority of this reporting period, low interest rates, and lack of inflationary pressures helped many municipal bonds perform well. During the summer of 2003, however, stronger-than-expected economic data precipitated a spike in bond yields and a corresponding drop in bond prices that impacted results across all fixed-income markets, including the municipal market, for the 12-month period ended October 31, 2003.

During the first 10 months of 2003, municipal supply nationally remained robust, with $319.9 billion in new bonds, up 8% over the same period in 2002.

HOW DID THESE NUVEEN FUNDS PERFORM OVER THIS REPORTING PERIOD?

Individual results for these Funds, as well as for relevant benchmarks, are presented in the accompanying table.

                                        TOTAL RETURN          LEHMAN      LIPPER
           MARKET YIELD                       ON NAV   TOTAL RETURN1    AVERAGE2
--------------------------------------------------------------------------------
                                              1 YEAR          1 YEAR      1 YEAR
                   TAXABLE-                    ENDED           ENDED       ENDED
      10/31/03  EQUIVALENT3                 10/31/03        10/31/03    10/31/03
--------------------------------------------------------------------------------
NQI      6.19%        8.60%                    6.27%           5.52%       6.72%
--------------------------------------------------------------------------------
NIO      6.21%        8.63%                    7.51%           5.52%       6.72%
--------------------------------------------------------------------------------
NIF      6.31%        8.76%                    7.28%           5.52%       6.72%
--------------------------------------------------------------------------------
NPX      6.20%        8.61%                    6.70%           5.52%       6.72%
--------------------------------------------------------------------------------
NVG      6.28%        8.72%                    7.37%           5.52%       6.72%
--------------------------------------------------------------------------------
NEA      6.29%        8.74%                       NA              --          --
--------------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

1 The total annual returns on common share net asset value (NAV) for these Nuveen Funds are compared with the total annual return of the Lehman Brothers Insured Municipal Bond Index, an unleveraged, unmanaged index comprising a broad range of insured municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The total returns of these Funds are compared with the average annualized return of the 24 funds in the Lipper Insured Leveraged Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

For the 12 months ended October 31, 2003, all of the Funds in this report with at least one year of performance history outperformed the unleveraged Lehman Brothers Insured Municipal Bond Index. NIO, NIF, and NVG also outperformed their Lipper peer group average, while NPX performed in line with the Lipper average while NQI trailed this measure. The use of leverage was one of the factors that influenced the performances of these Funds relative to the Lehman index over the past 12 months. While this is a strategy that carries some price risk and increased volatility, leveraging can provide opportunities for additional income for common shareholders, especially during periods of low short-term interest rates.

In general, the Funds also benefited from their duration4 positioning during this period. As of October 31, 2003, the durations of the four older Funds ranged (NQI, NIO, NIF and NPX) from 7.59 to 9.94, while NVG and NEA had durations of 10.02 and 11.47, respectively, compared with 8.98 for the Lehman insured index. However, NPX's duration of 7.59 kept the Fund from fully benefiting from the decline in interest rates during much of the past year.

In addition to leverage and duration, factors such as call exposure, portfolio trading activity, and the price movement of specific sectors and holdings also had an impact on the Funds' relative performances during this period. For example, as of October 31, 2003 NQI and NPX held 7% and 8%, respectively, of their portfolios in multifamily housing bonds. For the 12 months ended October 2003, the multifamily housing sector, as measured by the Lehman index, was among the poorer performers, lagging the insured municipal market by almost 80 basis points.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining at historically low levels, the dividend-paying capabilities of these Funds benefited from their use of leverage. During the 12 months ended October 31, 2003, continued low short-term rates enabled us to implement two dividend increases in NQI and NPX and one each in NIO and NIF. Leverage also helped to support the dividends of the two newer Funds, as NVG and NEA continued to pay shareholders steady, attractive dividends since their first dividend declarations in May 2002 and January 2003, respectively.

4 Duration is a measure of a fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the fund. References to duration in this commentary are intended to indicate fund duration unless otherwise noted.

Even at these dividend levels, each Fund's common share net investment income during the period exceeded the amount of dividends paid to common shareholders. This excess net investment income, along with any excess net investment income from prior fiscal periods, was held in reserve by the Funds as undistributed net investment income (UNII) and is part of the Funds' net asset value. The Funds, over time, will pay all their net investment income out to common shareholders. However, UNII reserves may help the Funds maintain more stable common share dividend levels over time should the short-term rates the Funds pay on their MuniPreferred shares rise or net common share earnings otherwise decline.

Despite the increased volatility in the fixed-income markets during the summer of 2003, the share prices of all four of the older Funds (NQI, NIO, NIF and NPX) ended the period higher than they had been at the beginning. As of October 31, 2003, NQI had moved to trading at a premium to its common share NAV from a discount 12 months earlier, and the discounts on NIO, NIF, and NPX had narrowed. NVG and NEA both saw slight declines in share price during this period; NEA continued to trade at a premium, while the discount on NVG widened modestly .

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE FISCAL YEAR ENDED OCTOBER 31, 2003?

Over this 12-month reporting period, we continued to place strong emphasis on keeping the Funds fully invested and well diversified, improving call protection, and enhancing dividend-paying capabilities. We also continued to focus on managing the Funds' durations as a way of enhancing our ability to mitigate interest rate risk and produce potentially more consistent returns over time. Interest rate risk is the risk that the value of a Fund's portfolio will decline when market interest rates rise. The longer the duration of a Fund's portfolio, the greater its interest rate risk. Over the past 12 months, we worked to make the Funds' durations more consistent with one another, although the duration of the newest Fund--NEA--was kept somewhat longer to provide additional support for its income stream in the current market environment.

In line with the steepness of the municipal yield curve, the majority of our purchase activity over the past year focused on value opportunities in the intermediate part of the yield curve (i.e., bonds that mature in 15 to 20 years). In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds but, in our opinion, had less inherent interest rate risk.

We also took advantage of strategies that would enable us to reduce taxable distributions to shareholders. Over the past four months, as appropriate opportunities arose, we took losses on selected bonds in order to offset the substantial capital gains that had accumulated in some of the Funds. We also began to gradually cut our holdings of AMT (alternative minimum tax) bonds. In November 2002, we also introduced NEA, which cannot invest in any AMT bonds.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF OCTOBER 31, 2003?

We believe that, given the current geopolitical and economic climate, maintaining strong credit quality remains a vital requirement. The four older Funds continued to be 100% invested in insured and/or U.S. guaranteed bonds, while the two newer Funds (NVG and NEA), which are allowed to invest up to 20% in uninsured investment-grade quality securities, held 88% and 89% of their portfolios, respectively, in insured and/or U.S. guaranteed bonds as of October 31, 2003.

Looking at bond calls, NVG and NEA should not face any significant call exposure for several years, while the four older Funds offer good levels of protection over the next two years, with potential call exposure ranging from 8% in NIF to 21% in NQI during 2004 and 2005. The number of bond calls will depend largely on market interest rates in coming months.

In general, we believe that these Nuveen Funds can continue to serve as attractive sources of tax-free income, while simultaneously offering the potential for considerable portfolio diversification. In our opinion, the Funds represent a quality component of a well-balanced core investment portfolio that can continue to benefit shareholders over time.

Nuveen Insured Quality Municipal Fund, Inc.
Performance
   OVERVIEW As of October 31, 2003

NQI


Pie Chart:
CREDIT QUALITY
Insured                                  88%
Insured and U.S. Guaranteed              11%
U.S. Guaranteed                           1%

PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.39
--------------------------------------------------
Common Share Net Asset Value                $15.72
--------------------------------------------------
Market Yield                                 6.19%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.60%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $598,102
--------------------------------------------------
Average Effective Maturity (Years)           21.05
--------------------------------------------------
Leverage-Adjusted Duration                    8.13
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 12/19/90)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        12.92%         6.27%
--------------------------------------------------
5-Year                         7.70%         6.17%
--------------------------------------------------
10-Year                        6.21%         6.16%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Transportation                                 21%
--------------------------------------------------
Healthcare                                     16%
--------------------------------------------------
Utilities                                      13%
--------------------------------------------------
U.S. Guaranteed                                12%
--------------------------------------------------
Tax Obligation/General                         12%
--------------------------------------------------

Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Nov                                      0.08
Dec                                      0.0815
Jan                                      0.0815
Feb                                      0.0815
Mar                                      0.0845
Apr                                      0.0845
May                                      0.0845
Jun                                      0.0845
Jul                                      0.0845
Aug                                      0.0845
Sep                                      0.0845
Oct                                      0.0845


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/02                                  15.55
                                         15.41
                                         15.48
                                         15.5
                                         15.65
                                         15.64
                                         15.55
                                         15.48
                                         15.61
                                         15.95
                                         15.6
                                         15.67
                                         15.87
                                         15.94
                                         15.9
                                         16.08
                                         16.01
                                         16.25
                                         16.21
                                         16.17
                                         15.92
                                         16.38
                                         16.4
                                         16.42
                                         16.6
                                         16.53
                                         16.75
                                         16.85
                                         16.83
                                         16.94
                                         16.97
                                         16.61
                                         17
                                         17.1
                                         16.81
                                         16.04
                                         15.72
                                         15.73
                                         15.51
                                         15.6
                                         15.63
                                         15.86
                                         15.73
                                         15.88
                                         15.97
                                         15.95
                                         16.16
                                         16.18
10/31/03                                 16.39



1 Taxable equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders a capital gains distribution in December 2002 of $0.1191 per share.

Nuveen Insured Municipal Opportunity Fund, Inc.
Performance
   OVERVIEW As of October 31, 2003

NIO

Pie Chart:
CREDIT QUALITY
Insured                                  80%
Insured and U.S. Guaranteed              18%
U.S. Guaranteed                           2%




PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.64
--------------------------------------------------
Common Share Net Asset Value                $15.89
--------------------------------------------------
Market Yield                                 6.21%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.63%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                    $1,288,087
--------------------------------------------------
Average Effective Maturity (Years)           19.70
--------------------------------------------------
Leverage-Adjusted Duration                    8.40
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/19/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        10.22%         7.51%
--------------------------------------------------
5-Year                         5.38%         6.22%
--------------------------------------------------
10-Year                        6.43%         6.33%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Transportation                                 20%
--------------------------------------------------
U.S. Guaranteed                                20%
--------------------------------------------------
Utilities                                      14%
--------------------------------------------------
Tax Obligation/Limited                         12%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------

Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Nov                                      00.08
Dec                                      00.08
Jan                                      00.08
Feb                                      00.08
Mar                                      00.081
Apr                                      00.081
May                                      00.081
Jun                                      00.081
Jul                                      00.081
Aug                                      00.081
Sep                                      00.081
Oct                                      00.081



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/02                                  15.27
                                         15.35
                                         15.18
                                         14.95
                                         15.03
                                         15.32
                                         15.24
                                         15.33
                                         15.49
                                         15.67
                                         15.34
                                         15.6
                                         15.65
                                         15.73
                                         15.85
                                         15.82
                                         15.78
                                         15.93
                                         15.8
                                         15.7
                                         15.54
                                         15.86
                                         15.85
                                         15.9
                                         15.92
                                         15.96
                                         16.17
                                         16.12
                                         16.38
                                         16.52
                                         16.59
                                         16.04
                                         16.26
                                         16.21
                                         16.17
                                         15.42
                                         15.24
                                         15.36
                                         15.05
                                         15.13
                                         15.16
                                         15.32
                                         15.3
                                         15.36
                                         15.61
                                         15.42
                                         15.45
                                         15.67
10/31/03                                 15.64



1 Taxable equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.1285 per share.

Nuveen Premier Insured Municipal Income Fund, Inc.
Performance
   OVERVIEW As of October 31, 2003


NIF

Pie Chart:
CREDIT QUALITY
Insured                                  82%
Insured and U.S. Guaranteed               4%
U.S. Guaranteed                          14%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.51
--------------------------------------------------
Common Share Net Asset Value                $15.69
--------------------------------------------------
Market Yield                                 6.31%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.76%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $303,912
--------------------------------------------------
Average Effective Maturity (Years)           18.30
--------------------------------------------------
Leverage-Adjusted Duration                    9.94
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 12/19/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         7.84%         7.28%
--------------------------------------------------
5-Year                         4.66%         5.64%
--------------------------------------------------
10-Year                        6.39%         5.90%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         19%
--------------------------------------------------
U.S. Guaranteed                                18%
--------------------------------------------------
Transportation                                 17%
--------------------------------------------------
Healthcare                                     16%
--------------------------------------------------
Tax Obligation/Limited                         11%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Nov                                      0.0805
Dec                                      0.0805
Jan                                      0.0805
Feb                                      0.0805
Mar                                      0.0815
Apr                                      0.0815
May                                      0.0815
Jun                                      0.0815
Jul                                      0.0815
Aug                                      0.0815
Sep                                      0.0815
Oct                                      0.0815

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/02                                  15.7
                                         15.29
                                         15.19
                                         15.22
                                         15.38
                                         15.46
                                         15.34
                                         15.2
                                         15.55
                                         15.9
                                         15.39
                                         15.53
                                         15.65
                                         15.78
                                         15.87
                                         15.78
                                         15.94
                                         15.9
                                         16.06
                                         16.04
                                         15.77
                                         15.95
                                         16.13
                                         15.99
                                         16.03
                                         16.14
                                         16.31
                                         16.34
                                         16.62
                                         16.95
                                         16.96
                                         16.47
                                         16.67
                                         16.7
                                         16.51
                                         16.01
                                         14.99
                                         15.24
                                         14.93
                                         15.16
                                         15.16
                                         15.24
                                         15.35
                                         15.37
                                         15.37
                                         15.35
                                         15.26
                                         15.53
10/31/03                                 15.51



1 Taxable equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.0360 per share.

Nuveen Insured Premium Income Municipal Fund 2
Performance
   OVERVIEW As of October 31, 2003

NPX


Pie Chart:
CREDIT QUALITY
Insured                                  90%
Insured and U.S. Guaranteed              10%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.12
--------------------------------------------------
Common Share Net Asset Value                $14.24
--------------------------------------------------
Market Yield                                 6.20%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.61%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $530,975
--------------------------------------------------
Average Effective Maturity (Years)           18.45
--------------------------------------------------
Leverage-Adjusted Duration                    7.59
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 7/22/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         8.84%         6.70%
--------------------------------------------------
5-Year                         6.79%         6.05%
--------------------------------------------------
10-Year                        6.44%         5.82%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Utilities                                      17%
--------------------------------------------------
Tax Obligation/Limited                         15%
--------------------------------------------------
Transportation                                 13%
--------------------------------------------------
Tax Obligation/General                         12%
--------------------------------------------------
Healthcare                                     11%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Nov                                      0.0705
Dec                                      0.0705
Jan                                      0.0705
Feb                                      0.0705
Mar                                      0.072
Apr                                      0.072
May                                      0.072
Jun                                      0.072
Jul                                      0.072
Aug                                      0.072
Sep                                      0.073
Oct                                      0.073


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/02                                  13.87
                                         13.92
                                         13.82
                                         13.32
                                         13.74
                                         13.85
                                         13.85
                                         13.73
                                         13.88
                                         13.98
                                         13.99
                                         13.87
                                         13.88
                                         14.14
                                         14.21
                                         14.13
                                         14.23
                                         14.31
                                         14.25
                                         14.15
                                         13.91
                                         14.29
                                         14.26
                                         14.31
                                         14.33
                                         14.42
                                         14.64
                                         14.72
                                         14.7
                                         14.9
                                         15.15
                                         14.74
                                         14.93
                                         14.98
                                         14.99
                                         14.2
                                         13.99
                                         13.85
                                         13.69
                                         13.75
                                         13.89
                                         13.8
                                         13.9
                                         13.89
                                         13.96
                                         14.12
                                         13.96
                                         14
10/31/03                                 14.12

1 Taxable equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

Nuveen Insured Dividend Advantage Municipal Fund
Performance
   OVERVIEW As of October 31, 2003


NVG

Pie Chart:
CREDIT QUALITY
Insured                                  86%
Insured and U.S. Guaranteed               2%
AAA (Uninsured)                           5%
AA (Uninsured)                            5%
A (Uninsured)                             2%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.81
--------------------------------------------------
Common Share Net Asset Value                $15.41
--------------------------------------------------
Market Yield                                 6.28%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.72%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $459,368
--------------------------------------------------
Average Effective Maturity (Years)           21.65
--------------------------------------------------
Leverage-Adjusted Duration                   10.02
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         6.10%         7.37%
--------------------------------------------------
Since Inception                5.59%        11.18%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         23%
--------------------------------------------------
Transportation                                 21%
--------------------------------------------------
Tax Obligation/Limited                         16%
--------------------------------------------------
Water and Sewer                                12%
--------------------------------------------------
Education and Civic Organizations              10%
--------------------------------------------------



Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Nov                                      0.0775
Dec                                      0.0775
Jan                                      0.0775
Feb                                      0.0775
Mar                                      0.0775
Apr                                      0.0775
May                                      0.0775
Jun                                      0.0775
Jul                                      0.0775
Aug                                      0.0775
Sep                                      0.0775
Oct                                      0.0775



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/02                                  14.99
                                         14.96
                                         14.86
                                         14.6
                                         14.59
                                         14.72
                                         14.46
                                         14.19
                                         14.5
                                         15.01
                                         14.45
                                         14.8
                                         14.84
                                         14.92
                                         15.01
                                         14.91
                                         15
                                         15.04
                                         14.94
                                         14.95
                                         14.84
                                         14.93
                                         14.95
                                         15.05
                                         15.04
                                         15.02
                                         15.2
                                         15.35
                                         15.62
                                         15.88
                                         15.95
                                         15.41
                                         15.4
                                         15.73
                                         15.67
                                         15.19
                                         14.1
                                         14.49
                                         14.31
                                         14.26
                                         14.44
                                         14.59
                                         14.55
                                         14.48
                                         14.56
                                         14.89
                                         14.67
                                         14.81
10/31/03                                 14.81


1 Taxable equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

2 The Fund also paid shareholders a capital gains distribution in December 2002 of $0.1051 per share.

Nuveen Insured Tax-Free Advantage Municipal Fund
Performance
   OVERVIEW As of October 31, 2003


NEA

Pie Chart:
CREDIT QUALITY
Insured                                  87%
Insured and U.S. Guaranteed               2%
AAA (Uninsured)                           4%
AA (Uninsured)                            1%
A (Uninsured)                             4%
BBB (Uninsured)                           2%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.79
--------------------------------------------------
Common Share Net Asset Value                $14.54
--------------------------------------------------
Market Yield                                 6.29%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.74%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $269,112
--------------------------------------------------
Average Effective Maturity (Years)           24.10
--------------------------------------------------
Leverage-Adjusted Duration                   11.47
--------------------------------------------------

CUMULATIVE TOTAL RETURN (Inception 11/22/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
Since Inception                3.87%         6.98%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         31%
--------------------------------------------------
Tax Obligation/General                         26%
--------------------------------------------------
Utilities                                      14%
--------------------------------------------------
Healthcare                                     13%
--------------------------------------------------
Transportation                                  8%
--------------------------------------------------


Bar Chart:
2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jan                                      0.0775
Feb                                      0.0775
Mar                                      0.0775
Apr                                      0.0775
May                                      0.0775
Jun                                      0.0775
Jul                                      0.0775
Aug                                      0.0775
Sep                                      0.0775
Oct                                      0.0775




Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/22/02                                 15
                                         15
                                         15
                                         15
                                         15.01
                                         15
                                         14.66
                                         14.8
                                         14.94
                                         14.94
                                         14.94
                                         14.8
                                         15
                                         14.99
                                         14.93
                                         14.97
                                         14.66
                                         14.83
                                         14.96
                                         15.17
                                         15
                                         15.08
                                         14.97
                                         15.05
                                         15.18
                                         15.57
                                         15.63
                                         15.56
                                         15.36
                                         15.45
                                         15.33
                                         15.52
                                         15.1
                                         14.24
                                         14.74
                                         14.07
                                         14.09
                                         14.07
                                         14.08
                                         14.13
                                         14.06
                                         14.41
                                         14.56
                                         14.42
                                         14.67
10/31/03                                 14.79


1 Taxable equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%.

Shareholder
           MEETING REPORT

The annual shareholder meeting was held on July 28, 2003, at the Northern Trust
Bank, Chicago, Illinois.
                                                                                   NQI
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                           Common and
                        MuniPreferred    MuniPreferred
                        shares voting    shares voting
                             together         together  MuniPreferred   MuniPreferred   MuniPreferred   MuniPreferred  MuniPreferred
                           as a class       as a class       Series M        Series T        Series W       Series TH       Series F
====================================================================================================================================
William E. Bennett
   For                     21,572,589              --              --              --              --               --            --
   Withhold                 1,036,844              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   22,609,433              --              --              --              --               --            --
====================================================================================================================================
Robert P. Bremner
   For                     21,577,891              --              --              --              --               --            --
   Withhold                 1,031,542              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   22,609,433              --              --              --              --               --            --
====================================================================================================================================
Lawrence H. Brown
   For                     21,613,444              --              --              --              --               --            --
   Withhold                   995,989              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   22,609,433              --              --              --              --               --            --
====================================================================================================================================
Jack B. Evans
   For                     21,592,868              --              --              --              --               --            --
   Withhold                 1,016,565              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   22,609,433              --              --              --              --               --            --
====================================================================================================================================
Anne E. Impellizzeri
   For                     21,570,511              --              --              --              --               --            --
   Withhold                 1,038,922              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   22,609,433              --              --              --              --               --            --
====================================================================================================================================
William L. Kissick
   For                     21,555,672              --              --              --              --               --            --
   Withhold                 1,053,761              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   22,609,433              --              --              --              --               --            --
====================================================================================================================================
Thomas E. Leafstrand
   For                     21,575,308              --              --              --              --               --            --
   Withhold                 1,034,125              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   22,609,433              --              --              --              --               --            --
====================================================================================================================================
Peter R. Sawers
   For                     21,613,529              --              --              --              --               --            --
   Withhold                   995,904              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   22,609,433              --              --              --              --               --            --
====================================================================================================================================
William J. Schneider
   For                             --          10,978              --              --              --               --            --
   Withhold                        --              76              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           --          11,054              --              --              --               --            --
====================================================================================================================================


                                       12

                                                                                   NQI
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                          Common and
                       MuniPreferred   MuniPreferred
                       shares voting   shares voting
                            together        together   MuniPreferred   MuniPreferred   MuniPreferred   MuniPreferred  MuniPreferred
                          as a class      as a class        Series M        Series T        Series W       Series TH       Series F
====================================================================================================================================
Timothy R. Schwertfeger
   For                             --          10,981              --              --              --               --            --
   Withhold                        --              73              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           --          11,054              --              --              --               --            --
====================================================================================================================================
Judith M. Stockdale
   For                     21,613,363              --              --              --              --               --            --
   Withhold                   996,070              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   22,609,433              --              --              --              --               --            --
====================================================================================================================================
Sheila W. Wellington
   For                     21,567,533              --              --              --              --               --            --
   Withhold                 1,041,900              --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   22,609,433              --              --              --              --               --            --
====================================================================================================================================
TO APPROVE A CHANGE TO A
FUNDAMENTAL INVESTMENT
RESTRICTION WITH RESPECT
TO LENDING
   For                     16,610,597           2,224              --              --              --               --            --
   Against                  1,675,317             227              --              --              --               --            --
   Abstain                    856,753              90              --              --              --               --            --
   Broker Non-Vote          3,466,766           8,513              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   22,609,433          11,054              --              --              --               --            --
====================================================================================================================================
TO APPROVE A CHANGE TO A
FUNDAMENTAL INVESTMENT
RESTRICTION WITH RESPECT
TO BORROWING
   For                     16,585,598           2,216              --              --              --               --            --
   Against                  1,718,177             235              --              --              --               --            --
   Abstain                    838,892              90              --              --              --               --            --
   Broker Non-Vote          3,466,766           8,513              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                   22,609,433          11,054              --              --              --               --            --
====================================================================================================================================
TO APPROVE AN AGREEMENT
AND PLAN OF REORGANIZATION
AND THE TRANSACTIONS
CONTEMPLATED THEREBY
   For                     16,824,047           2,260             461             435             445              464           455
   Against                  1,445,925             188              19               7              46               74            42
   Abstain                    872,695              93              28               1              37               12            15
   Broker Non-Vote          3,466,766           8,513           1,825           1,630           1,706            1,443         1,909
------------------------------------------------------------------------------------------------------------------------------------
   Total                   22,609,433          11,054           2,333           2,073           2,234            1,993         2,421
====================================================================================================================================


                                       13



Shareholder
    MEETING REPORT (continued)

                                                                                           NIO
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                             Common and
                          MuniPreferred  MuniPreferred
                          shares voting  shares voting      Muni-      Muni-      Muni-      Muni-      Muni-       Muni-      Muni-
                               together       together  Preferred  Preferred  Preferred  Preferred  Preferred  Preferred   Preferred
                             as a class     as a class   Series M   Series T   Series W  Series W2  Series TH  Series TH2   Series F
====================================================================================================================================
William E. Bennett
   For                       48,101,550         --          --          --         --          --          --         --          --
   Withhold                   1,244,787         --          --          --         --          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                     49,346,337         --          --          --         --          --          --         --          --
====================================================================================================================================
Robert P. Bremner
   For                       48,130,374         --          --          --         --          --          --         --          --
   Withhold                   1,215,963         --          --          --         --          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                     49,346,337         --          --          --         --          --          --         --          --
====================================================================================================================================
Lawrence H. Brown
   For                       48,176,808         --          --          --         --          --          --         --          --
   Withhold                   1,169,529         --          --          --         --          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                     49,346,337         --          --          --         --          --          --         --          --
====================================================================================================================================
Jack B. Evans
   For                       48,151,961         --          --          --         --          --          --         --          --
   Withhold                   1,194,376         --          --          --         --          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                     49,346,337         --          --          --         --          --          --         --          --
====================================================================================================================================
Anne E. Impellizzeri
   For                       48,114,883         --          --          --         --          --          --         --          --
   Withhold                   1,231,454         --          --          --         --          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                     49,346,337         --          --          --         --          --          --         --          --
====================================================================================================================================
William L. Kissick
   For                       48,091,932         --          --          --         --          --          --         --          --
   Withhold                   1,254,405         --          --          --         --          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                     49,346,337         --          --          --         --          --          --         --          --
====================================================================================================================================
Thomas E. Leafstrand
   For                       48,127,866         --          --          --         --          --          --         --          --
   Withhold                   1,218,471         --          --          --         --          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                     49,346,337         --          --          --         --          --          --         --          --
====================================================================================================================================
Peter R. Sawers
   For                       48,136,824         --          --          --         --          --          --         --          --
   Withhold                   1,209,513         --          --          --         --          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                     49,346,337         --          --          --         --          --          --         --          --
====================================================================================================================================
William J. Schneider
   For                               --     24,301          --          --         --          --          --         --          --
   Withhold                          --        142          --          --         --          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             --     24,443          --          --         --          --          --         --          --
====================================================================================================================================


                                       14

                                                                                           NIO
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                             Common and
                          MuniPreferred  MuniPreferred
                          shares voting  shares voting      Muni-      Muni-      Muni-      Muni-      Muni-       Muni-      Muni-
                               together       together  Preferred  Preferred  Preferred  Preferred  Preferred  Preferred   Preferred
                             as a class     as a class   Series M   Series T   Series W  Series W2  Series TH  Series TH2   Series F
====================================================================================================================================
Timothy R. Schwertfeger
   For                               --     24,307          --          --         --          --          --         --          --
   Withhold                          --        136          --          --         --          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             --     24,443          --          --         --          --          --         --          --
====================================================================================================================================
Judith M. Stockdale
   For                       48,156,501         --          --          --         --          --          --         --          --
   Withhold                   1,189,836         --          --          --         --          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                     49,346,337         --          --          --         --          --          --         --          --
====================================================================================================================================
Sheila W. Wellington
   For                       48,092,502         --          --          --         --          --          --         --          --
   Withhold                   1,253,835         --          --          --         --          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                     49,346,337         --          --          --         --          --          --         --          --
====================================================================================================================================
TO APPROVE A CHANGE TO A
FUNDAMENTAL INVESTMENT
RESTRICTION WITH RESPECT
TO LENDING
   For                       33,939,671      3,930          --          --         --          --          --         --          --
   Against                    2,593,875        317          --          --         --          --          --         --          --
   Abstain                    1,922,180        410          --          --         --          --          --         --          --
   Broker Non-Vote           10,890,611     19,786          --          --         --          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                     49,346,337     24,443          --          --         --          --          --         --          --
====================================================================================================================================
TO APPROVE A CHANGE TO A
FUNDAMENTAL INVESTMENT
RESTRICTION WITH RESPECT
TO BORROWING
   For                       33,854,073      3,939          --          --         --          --          --         --          --
   Against                    2,689,263        322          --          --         --          --          --         --          --
   Abstain                    1,912,390        396          --          --         --          --          --         --          --
   Broker Non-Vote           10,890,611     19,786          --          --         --          --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                     49,346,337     24,443          --          --         --          --          --         --          --
====================================================================================================================================
TO APPROVE AN AGREEMENT
AND PLAN OF REORGANIZATION
AND THE TRANSACTIONS
CONTEMPLATED THEREBY
   For                       34,290,901      4,019         987         508        403         369         461        481         810
   Against                    2,197,208        187          18          35         44          12          24         22          32
   Abstain                    1,967,617        451          70         107         95          58          38         12          71
   Broker Non-Vote           10,890,611     19,786       2,343       3,031      3,023       2,677       3,089      2,857       2,766
------------------------------------------------------------------------------------------------------------------------------------
   Total                     49,346,337     24,443       3,418       3,681      3,565       3,116       3,612      3,372       3,679
====================================================================================================================================


                                       15


Shareholder
     MEETING REPORT (continued)


                                                                                   NIF
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                                                           Common and
                                                        MuniPreferred   MuniPreferred
                                                        shares voting   shares voting
                                                             together        together   MuniPreferred   MuniPreferred  MuniPreferred
                                                           as a class      as a class        Series W       Series TH       Series F
====================================================================================================================================
William E. Bennett
   For                                                     11,124,069              --              --              --             --
   Withhold                                                   274,673              --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,398,742              --              --              --             --
====================================================================================================================================
Robert P. Bremner
   For                                                     11,130,999              --              --              --             --
   Withhold                                                   267,743              --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,398,742              --              --              --             --
====================================================================================================================================
Lawrence H. Brown
   For                                                     11,124,870              --              --              --             --
   Withhold                                                   273,872              --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,398,742              --              --              --             --
====================================================================================================================================
Jack B. Evans
   For                                                     11,128,843              --              --              --             --
   Withhold                                                   269,899              --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,398,742              --              --              --             --
====================================================================================================================================
Anne E. Impellizzeri
   For                                                     11,122,494              --              --              --             --
   Withhold                                                   276,248              --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,398,742              --              --              --             --
====================================================================================================================================
William L. Kissick
   For                                                     11,114,736              --              --              --             --
   Withhold                                                   284,006              --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,398,742              --              --              --             --
====================================================================================================================================
Thomas E. Leafstrand
   For                                                     11,123,376              --              --              --             --
   Withhold                                                   275,366              --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,398,742              --              --              --             --
====================================================================================================================================
Peter R. Sawers
   For                                                     11,125,137              --              --              --             --
   Withhold                                                   273,605              --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,398,742              --              --              --             --
====================================================================================================================================
William J. Schneider
   For                                                             --           6,037              --              --             --
   Withhold                                                        --              63              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                           --           6,100              --              --             --
====================================================================================================================================


                                       16

                                                                                       NIF
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                                                          Common and
                                                       MuniPreferred    MuniPreferred
                                                       shares voting    shares voting
                                                            together        together   MuniPreferred    MuniPreferred MuniPreferred
                                                          as a class      as a class        Series W        Series TH      Series F
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                             --           6,040              --               --            --
   Withhold                                                        --              60              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                           --           6,100              --               --            --
====================================================================================================================================
Judith M. Stockdale
   For                                                     11,131,990              --              --               --            --
   Withhold                                                   266,752              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,398,742              --              --               --            --
====================================================================================================================================
Sheila W. Wellington
   For                                                     11,121,848              --              --               --            --
   Withhold                                                   276,894              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,398,742              --              --               --            --
====================================================================================================================================
TO APPROVE A CHANGE TO A FUNDAMENTAL
INVESTMENT RESTRICTION WITH RESPECT TO LENDING
   For                                                      7,960,506           1,034              --               --            --
   Against                                                    566,171              55              --               --            --
   Abstain                                                    366,221              16              --               --            --
   Broker Non-Vote                                          2,505,844           4,995              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,398,742           6,100              --               --            --
====================================================================================================================================
TO APPROVE A CHANGE TO A FUNDAMENTAL INVESTMENT
RESTRICTION WITH RESPECT TO BORROWING
   For                                                      7,958,571           1,020              --               --            --
   Against                                                    572,962              55              --               --            --
   Abstain                                                    361,365              30              --               --            --
   Broker Non-Vote                                          2,505,844           4,995              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,398,742           6,100              --               --            --
====================================================================================================================================
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION
AND THE TRANSACTIONS CONTEMPLATED THEREBY
   For                                                      8,022,008             992             122              535           335
   Against                                                    486,969              85               3               52            30
   Abstain                                                    383,921              28              --               20             8
   Broker Non-Vote                                          2,505,844           4,995             657            1,977         2,361
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   11,398,742           6,100             782            2,584         2,734
====================================================================================================================================


                                       17

Shareholder
        MEETING REPORT (continued)

                                                     NPX                             NVG                           NEA
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS
 REACHED AS FOLLOWS:

                                           Common and                      Common and     Common and
                                        MuniPreferred   MuniPreferred   MuniPreferred   MuniPreferred   MuniPreferred  MuniPreferred
                                        shares voting   shares voting   shares voting   shares voting   shares voting  shares voting
                                             together        together        together        together        together       together
                                           as a class      as a class      as a class      as a class      as a class     as a class
====================================================================================================================================
William E. Bennett
   For                                     24,575,140              --      17,811,562              --       10,760,464            --
   Withhold                                   566,512              --         402,111              --          263,055            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   25,141,652              --      18,213,673              --       11,023,519            --
====================================================================================================================================
Robert P. Bremner
   For                                     24,585,639              --      17,810,865              --       10,762,969            --
   Withhold                                   556,013              --         402,808              --          260,550            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   25,141,652              --      18,213,673              --       11,023,519            --
====================================================================================================================================
Lawrence H. Brown
   For                                     24,575,923              --      17,813,468              --       10,759,630            --
   Withhold                                   565,729              --         400,205              --          263,889            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   25,141,652              --      18,213,673              --       11,023,519            --
====================================================================================================================================
Jack B. Evans
   For                                     24,597,048              --      17,806,462              --       10,764,443            --
   Withhold                                   544,604              --         407,211              --          259,076            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   25,141,652              --      18,213,673              --       11,023,519            --
====================================================================================================================================
Anne E. Impellizzeri
   For                                     24,538,313              --      17,782,261              --       10,757,033            --
   Withhold                                   603,339              --         431,412              --          266,486            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   25,141,652              --      18,213,673              --       11,023,519            --
====================================================================================================================================
William L. Kissick
   For                                     24,553,417              --      17,778,595              --       10,758,256            --
   Withhold                                   588,235              --         435,078              --          265,263            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   25,141,652              --      18,213,673              --       11,023,519            --
====================================================================================================================================
Thomas E. Leafstrand
   For                                     24,562,479              --      17,809,999              --       10,759,067            --
   Withhold                                   579,173              --         403,674              --          264,452            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   25,141,652              --      18,213,673              --       11,023,519            --
====================================================================================================================================
Peter R. Sawers
   For                                     24,578,898              --      17,801,778              --       10,760,623            --
   Withhold                                   562,754              --         411,895              --          262,896            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   25,141,652              --      18,213,673              --       11,023,519            --
====================================================================================================================================
William J. Schneider
   For                                             --           9,499              --           9,233               --         5,647
   Withhold                                        --              44              --              39               --            73
------------------------------------------------------------------------------------------------------------------------------------
   Total                                           --           9,543              --           9,272               --         5,720
====================================================================================================================================


                                       18

                                                     NPX                            NVG                            NEA
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS
REACHED AS FOLLOWS:

                                           Common and                      Common and     Common and
                                        MuniPreferred   MuniPreferred   MuniPreferred   MuniPreferred   MuniPreferred  MuniPreferred
                                        shares voting   shares voting   shares voting   shares voting   shares voting  shares voting
                                             together        together        together        together        together       together
                                           as a class      as a class      as a class      as a class      as a class     as a class
====================================================================================================================================
Timothy R. Schwertfeger
   For                                             --           9,503              --           9,240               --         5,647
   Withhold                                        --              40              --              32               --            73
------------------------------------------------------------------------------------------------------------------------------------
   Total                                           --           9,543              --           9,272               --         5,720
====================================================================================================================================
Judith M. Stockdale
   For                                     24,588,470              --      17,827,152              --       10,763,809            --
   Withhold                                   553,182              --         386,521              --          259,710            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   25,141,652              --      18,213,673              --       11,023,519            --
====================================================================================================================================
Sheila W. Wellington
   For                                     24,546,047              --      17,774,871              --       10,758,232            --
   Withhold                                   595,605              --         438,802              --          265,287            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   25,141,652              --      18,213,673              --       11,023,519            --
====================================================================================================================================
TO APPROVE A CHANGE TO A FUNDAMENTAL
INVESTMENT RESTRICTION WITH RESPECT
TO LENDING
   For                                     16,831,893           1,602      11,790,649           1,674        7,085,896         1,181
   Against                                  1,138,769             148         776,827              68          730,586           242
   Abstain                                    806,531             137         573,381              47          347,471            38
   Broker Non-Vote                          6,364,459           7,656       5,072,816           7,483        2,859,566         4,259
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   25,141,652           9,543      18,213,673           9,272       11,023,519         5,720
====================================================================================================================================
TO APPROVE A CHANGE TO A FUNDAMENTAL
INVESTMENT RESTRICTION WITH RESPECT TO
BORROWING
   For                                     16,812,795           1,641      11,643,905           1,631        7,048,121         1,181
   Against                                  1,112,977             159         844,600             111          743,124           242
   Abstain                                    851,421              87         652,352              47          372,708            38
   Broker Non-Vote                          6,364,459           7,656       5,072,816           7,483        2,859,566         4,259
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   25,141,652           9,543      18,213,673           9,272       11,023,519         5,720
====================================================================================================================================
TO APPROVE AN AGREEMENT AND PLAN OF
REORGANIZATION AND THE TRANSACTIONS
CONTEMPLATED THEREBY
   For                                             --              --              --              --               --            --
   Against                                         --              --              --              --               --            --
   Abstain                                         --              --              --              --               --            --
   Broker Non-Vote                                 --              --              --              --               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                           --              --              --              --               --            --
====================================================================================================================================


                                       19


Report of
   INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS/TRUSTEES AND SHAREHOLDERS
NUVEEN INSURED QUALITY MUNICIPAL FUND, INC.
NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND, INC.
NUVEEN PREMIER INSURED MUNICIPAL INCOME FUND, INC.
NUVEEN INSURED PREMIUM INCOME MUNICIPAL FUND 2
NUVEEN INSURED DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN INSURED TAX-FREE ADVANTAGE MUNICIPAL FUND


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Insured Quality Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Insured Premium Income Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund and Nuveen Insured Tax-Free Advantage Municipal Fund as of October 31, 2003, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Insured Quality Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Insured Premium Income Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund and Nuveen Insured Tax-Free Advantage Municipal Fund at October 31, 2003, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
December 12, 2003

                            Nuveen Insured Quality Municipal Fund, Inc. (NQI)
                            Portfolio of
                                    INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.2%

$       1,135   Birmingham, Waterworks and Sewer Board, Alabama, Water and            1/13 at 100.00         AAA        $ 1,204,859
                 Sewer Revenue Bonds, Series 2002B, 5.250%, 1/01/20 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.6%

        9,200   Phoenix, Civic Improvement Corporation, Arizona, Senior Lien          7/12 at 100.00         AAA          9,359,528
                 Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/32
                 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 1.0%

        5,775   Arkansas Development Finance Authority, Single Family Mortgage        7/05 at 102.00         AAA          5,997,337
                 Revenue Bonds, Mortgage-Backed Securities Program,
                 Series 1995B, 6.700%, 7/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 20.8%

        8,135   Alameda County Public Facilities Corporation, Alameda County,         9/06 at 102.00         AAA          9,251,529
                 California, Certificates of Participation, Series 1991,
                 6.000%, 9/01/21 (Pre-refunded to 9/01/06) - MBIA Insured

       13,175   California Pollution Control Financing Authority, Pollution           9/09 at 101.00         AAA         13,806,610
                 Control Revenue Refunding Bonds, Southern California Edison
                 Company, Series 1999A, 5.450%, 9/01/29 - MBIA Insured

        9,000   State of California, General Obligation Bonds, Series 2002,          10/12 at 100.00         AAA          9,025,290
                 5.000%, 10/01/32 - MBIA Insured

       20,500   State of California, General Obligation Refunding Bonds,              4/12 at 100.00         AAA         20,632,020
                 Series 2002, 5.000%, 4/01/27 - AMBAC Insured

        5,500   California Statewide Communities Development Authority,               7/04 at 102.00         AAA          5,785,340
                 San Diego, California, Certificates of Participation, The
                 Salk Institute for Biological Studies, 6.200%, 7/01/24 -
                 CONNIE LEE/AMBAC Insured

                Foothill-Eastern Transportation Corridor Agency, California,
                Toll Road Refunding Revenue Bonds, Series 1999:
       22,985    0.000%, 1/15/24 - MBIA Insured                                        1/10 at 44.52         AAA          7,261,881
       22,000    0.000%, 1/15/31 - MBIA Insured                                        1/10 at 29.11         AAA          4,502,960
       50,000    0.000%, 1/15/37 - MBIA Insured                                        1/10 at 20.19         AAA          7,083,000

        5,000   Garden Grove, California, Certificates of Participation, Financing    3/12 at 101.00         AAA          5,078,650
                 Project, Series 2002A, 5.125%, 3/01/32 - AMBAC Insured

        5,000   Inland Empire Solid Waste Financing Authority, California,            8/06 at 102.00         AAA          5,663,000
                 Revenue Bonds, Landfill Improvement Financing Project,
                 Series 1996B, 6.000%, 8/01/16 (Alternative Minimum Tax)
                 (Pre-refunded to 8/01/06) - FSA Insured

        5,513   Moreno Valley Public Finance Authority, California, GNMA              1/12 at 105.00         Aaa          6,475,845
                 Collateralized Assisted Living Housing Revenue Bonds,
                 CDC Assisted Living Project, Series 2000A, 7.500%, 1/20/42

        6,250   Ontario Redevelopment Financing Authority, San Bernardino             2/04 at 102.00         AAA          6,400,750
                 County, California, Revenue Bonds, Ontario Redevelopment
                 Project No. 1, Series 1993, 5.850%, 8/01/22 - MBIA Insured

        3,615   Pasadena Unified School District, Los Angeles County,                 5/13 at 100.00         AAA          3,668,249
                 California, General Obligation Bonds, Series 2003D,
                 5.000%, 5/01/24 - MBIA Insured

                San Francisco City and County Airports Commission, California,
                Revenue Refunding Bonds, San Francisco International Airport,
                Series 2- Issue 27A:

        7,200    5.125%, 5/01/21 (Alternative Minimum Tax) - MBIA Insured             5/11 at 100.00         AAA          7,284,888
       12,690    5.250%, 5/01/31 (Alternative Minimum Tax) - MBIA Insured             5/11 at 100.00         AAA         12,858,650


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 1.7%

        5,630   E-470 Public Highway Authority, Arapahoe County, Colorado,            8/05 at 103.00         AAA          6,296,198
                 Capital Improvement Trust Fund Highway Revenue Bonds,
                 E-470 Project Vehicle Registration Fee Bonds, Series 1986A,
                 6.150%, 8/31/26 (Pre-refunded to 8/31/05) - MBIA Insured

        3,750   City and County of Denver, Colorado, Airport System Revenue          11/06 at 101.00         AAA          3,913,725
                 Bonds, Series 1996D, 5.500%, 11/15/25 - MBIA Insured


                                       21


                            Nuveen Insured Quality Municipal Fund, Inc. (NQI) (continued)
                                 Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.4%

$       8,000   Washington Convention Center Authority, District of Columbia,        10/08 at 101.00         AAA        $ 8,187,440
                 Senior Lien Dedicated Tax Revenue Bonds, Series 1998,
                 5.000%, 10/01/21 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 6.9%

        4,550   Florida Housing Finance Agency, Florida, Single Family Mortgage       7/04 at 102.00         AAA          4,672,395
                 Revenue Bonds, 1994 Series B, 6.650%, 7/01/26 (Alternative
                 Minimum Tax)

       20,000   Lee County, Florida, Airport Revenue Bonds, Series 2000A,            10/10 at 101.00         AAA         21,164,000
                 5.750%, 10/01/25 (Alternative Minimum Tax) - FSA Insured

        4,115   Housing Finance Authority of Miami-Dade County, Florida,              7/11 at 100.00         AAA          4,279,888
                 Multifamily Housing Revenue Bonds, Series 2001-2A, Monterey
                 Pointe Apartments Project, 5.850%, 7/01/37 (Alternative
                 Minimum Tax) - FSA Insured

        7,000   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/12 at 100.00         AAA          7,195,790
                 Miami International Airport, Series 2002, 5.375%, 10/01/32
                 (Alternative Minimum Tax) - FGIC Insured

        3,780   The School Board of Palm Beach County, Florida, Certificates          8/13 at 100.00         AAA          4,049,363
                 of Participation, Series 2003A, 5.000%, 8/01/16 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 6.3%

        1,620   Hawaii County, Hawaii, General Obligation Bonds,                      7/13 at 100.00         AAA          1,673,363
                 Series 2003A, 5.000%, 7/15/21 - FSA Insured

                Hawaii Department of Transportation, Airport System Revenue
                Refunding Bonds, Series 2000B:
        8,785    6.625%, 7/01/18 (Alternative Minimum Tax) - FGIC Insured             7/10 at 101.00         AAA         10,342,053
        7,000    6.000%, 7/01/19 (Alternative Minimum Tax) - FGIC Insured             7/10 at 101.00         AAA          7,786,380

       16,180   Hawaii Department of Budget and Finance, Special Purpose              5/06 at 101.00         AAA         17,809,811
                 Revenue Bonds, Hawaii Electric Company, Inc. and Subsidiaries
                 Project, Series 1996A, 6.200%, 5/01/26 (Alternative Minimum
                 Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 19.4%

       10,000   City of Chicago, Illinois, General Obligation Bonds, Series 1995,     7/05 at 102.00         AAA         11,005,200
                 6.125%, 1/01/16 (Pre-refunded to 7/01/05) - AMBAC Insured

        6,000   City of Chicago, Illinois, Chicago-O'Hare International Airport,      1/05 at 102.00         AAA          6,449,280
                 General Airport Second Lien Revenue Refunding Bonds,
                 1994 Series A, 6.375%, 1/01/12 - MBIA Insured

        9,500   City of Chicago, Illinois, Chicago-O'Hare International Airport,      1/10 at 101.00         AAA         10,096,695
                 General Airport Second Lien Revenue Refunding Bonds,
                 1999 Series, 5.500%, 1/01/15 (Alternative Minimum Tax) -
                 AMBAC Insured

        6,825   Chicago Public Building Commission, Illinois, Building Revenue       12/03 at 102.00         AAA          6,988,595
                 Bonds, Chicago Board of Education, Series 1993A,
                 5.750%, 12/01/18 (Pre-refunded to 12/01/03) - MBIA Insured

        7,165   Illinois Development Finance Authority, Revenue Bonds,                8/09 at 101.00         AAA          8,294,204
                 Bradley University Project, Series 1999, 5.500%, 8/01/29
                 (Pre-refunded to 8/01/09) - AMBAC Insured

       25,000   Illinois Health Facilities Authority, Revenue Bonds, Iowa             2/10 at 101.00         AAA         26,867,000
                 Health System, Series 2000, 5.875%, 2/15/30 - AMBAC Insured

       15,785   State of Illinois, General Obligation Bonds, Illinois FIRST,          4/12 at 100.00         AAA         16,296,750
                 Series of April 2002, 5.250%, 4/01/27 - FSA Insured

       13,275   State of Illinois, General Obligation Bonds, Illinois FIRST,          5/11 at 100.00         AAA         13,668,604
                 Series of 2001, 5.250%, 5/01/26 - FSA Insured

       18,000   Metropolitan Pier and Exposition Authority, Illinois, McCormick         No Opt. Call         AAA          5,698,620
                 Place Expansion Project Revenue Bonds, Series 2002A,
                 0.000%, 12/15/24 - MBIA Insured

       10,000   University of Illinois, Certificates of Participation, Utility        8/11 at 100.00         AAA         10,424,100
                 Infrastructure Projects, Series 2001B, 5.250%, 8/15/21 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 1.0%

        6,000   Jasper County, Indiana, Collateralized Pollution Control Revenue      1/04 at 100.00         AAA          6,210,900
                 Refunding Bonds, Northern Indiana Public Service Company
                 Project, Series 1991, 7.100%, 7/01/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.5%

        3,000   Wichita, Kansas, Water and Sewer and Utility Revenue Bonds,          10/13 at 100.00         AAA          3,105,450
                 Series 2003, 5.000%, 10/01/21 - FGIC Insured


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 4.0%

                Kentucky Economic Development Finance Authority, Health System
                Revenue Bonds, Norton Healthcare Inc., Series 2000C:
$       6,345    6.150%, 10/01/27 - MBIA Insured                                     10/13 at 101.00         AAA        $ 6,131,554
       18,185    6.150%, 10/01/28 - MBIA Insured                                     10/13 at 101.00         AAA         17,533,068


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 3.2%

       13,170   City of New Orleans, Louisiana, General Obligation Refunding         10/05 at 101.00         AAA         14,365,573
                 Bonds, Series 1995, 6.200%, 10/01/21 - AMBAC Insured

        4,285   Orleans Levee District, Louisiana, Levee District General            12/05 at 103.00         AAA          4,784,031
                 Obligation Bonds, Series 1986, 5.950%, 11/01/15 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 1.5%

        8,000   Maine Health and Higher Educational Facilities Authority,             7/09 at 101.00         AAA          8,800,400
                 Revenue Bonds, Series 1999B, 6.000%, 7/01/29 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 1.3%

        7,535   Maryland Transportation Authority, Baltimore-Washington               3/12 at 101.00         AAA          8,059,210
                 International Airport Parking Revenue Bonds, Series 2002B,
                 5.500%, 3/01/18 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.8%

        5,000   Massachusetts Bay Transportation Authority, Senior Sales              7/12 at 100.00         AAA          5,048,700
                 Tax Revenue Bonds, Series 2002A Refunding,
                 5.000%, 7/01/27 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 0.8%

        4,750   Michigan Strategic Fund, Collateralized Limited Obligation            9/09 at 102.00         AAA          4,924,753
                 Revenue Refunding Pollution Control Bonds, Detroit Edison
                 Company, Series 1999A, 5.550%, 9/01/29 (Alternative
                 Minimum Tax) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.0%

          127   St. Louis Park, Minnesota, GNMA Mortgage-Backed Securities            4/04 at 100.00         Aaa            127,091
                 Program, Single Family Residential Mortgage Revenue
                 Bonds, Series 1991A, 7.250%, 4/20/23


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 2.0%

        2,545   Harrison County Wastewater Management District,                         No Opt. Call         AAA          3,459,113
                 Mississippi, Wastewater Revenue Refunding Bonds,
                 Series 1991A, 8.500%, 2/01/13 - FGIC Insured

        2,715   Harrison County Wastewater Management District,                         No Opt. Call         AAA          3,578,804
                 Mississippi, Wastewater Treatment Facilities Revenue
                 Refunding Bonds, Series 1991B, 7.750%, 2/01/14 -
                 FGIC Insured

        4,495   Mississippi Home Corporation, Single Family Mortgage                  6/06 at 105.00         Aaa          4,931,330
                 Revenue Bonds, GNMA Collateralized Home Mortgage
                 Program, Series 1996C, 7.600%, 6/01/29 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.9%

        5,000   St. Louis, Missouri, Municipal Finance Corporation,                   2/06 at 102.00         AAA          5,593,650
                 Leasehold Revenue Bonds, Series 1996A, City Justice
                 Center Project, 6.000%, 2/15/19 (Pre-refunded to 2/15/06) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 9.2%

       33,700   Director of Nevada State Department of Business and Industry,         1/10 at 100.00         AAA         35,257,277
                 Revenue Bonds, Las Vegas Monorail Project, 1st Tier
                 Series 2000, 5.375%, 1/01/40 - AMBAC Insured

        5,720   Reno, Nevada, Sales and Room Tax Revenue Bonds, Reno                  6/12 at 100.00         AAA          5,787,496
                 Transportation Rail Access Corridor Project, Senior Lien
                 Series 2002, 5.125%, 6/01/32 - AMBAC Insured

       13,185   Washoe County, Nevada, Hospital Revenue Bonds, Washoe                 6/04 at 102.00         AAA         13,797,443
                 Medical Center Inc. Project, Refunding Series 1994A,
                 6.000%, 6/01/19 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 2.4%

        3,750   New Jersey Health Care Facilities Financing Authority, Revenue        7/04 at 102.00         AAA          3,954,525
                 Bonds, Monmouth Medical Center Issue, Series C,
                 6.250%, 7/01/24 (Pre-refunded to 7/01/04) - CAP
                 GTY/FSA Insured

       10,000   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                7/13 at 100.00         AAA         10,125,600
                 Series 2003A, 5.000%, 1/01/30 - AMBAC Insured


                                       23

                            Nuveen Insured Quality Municipal Fund, Inc. (NQI) (continued)
                                 Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 2.0%

$       6,000   City of Farmington, New Mexico, Pollution Control Refunding           4/04 at 100.00          BB        $ 6,201,600
                 Revenue Bonds, Southern California Edison Company Four
                 Corners Project, 1991 Series A, 7.200%, 4/01/21

        5,750   Santa Fe, New Mexico, Utility Revenue Bonds, Series 1994A,            6/04 at 100.00         AAA          5,927,503
                 6.300%, 6/01/24 (Pre-refunded to 6/01/04) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 16.8%

        8,000   Metropolitan Transportation Authority, New York, State Service        7/12 at 100.00         AAA          8,097,680
                 Contract Refunding Bonds, Series 2002A, 5.000%, 7/01/25 -
                 FGIC Insured

        6,500   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          6,558,695
                 Tax Fund Bonds, Series 2002A, 5.000%, 11/15/32 - FSA Insured

                City of New York, New York, General Obligation Bonds, Fiscal
                Series 1991A:
        2,000    8.000%, 3/15/11 - FSA Insured                                        3/04 at 100.00         AAA          2,049,200
        6,000    7.250%, 3/15/19 - FSA Insured                                        3/04 at 100.00         AAA          6,216,900

       10,335   New York Municipal Water Finance Authority, New York, Water           6/05 at 101.00         AAA         11,237,866
                 and Sewer System Revenue Bonds, Fiscal Series 1996A,
                 6.000%, 6/15/25 (Pre-refunded to 6/15/05) - MBIA Insured

       11,760   Dormitory Authority of the State of New York, Court Facilities        5/10 at 101.00         AAA         12,915,420
                 Lease Revenue Bonds, City of New York Issue, Series 1999,
                 5.750%, 5/15/30 - AMBAC Insured

        7,000   New York State Energy Research and Development Authority,             7/05 at 102.00          A1          7,582,750
                 Facilities Refunding Revenue Bonds, Consolidated Edison
                 Company of New York, Inc. Project, Series 1995A,
                 6.100%, 8/15/20

       10,875   New York State Housing Finance Agency, Housing Project                5/06 at 102.00         AAA         11,549,576
                 Mortgage Revenue Refunding Bonds, Series 1996A,
                 6.125%, 11/01/20 - FSA Insured

        4,200   New York Mortgage Agency, Homowner Mortgage Revenue                  10/09 at 100.00         AAA          4,378,836
                 Bonds, Series 82, 5.550%, 10/01/19 (Alternative Minimum
                 Tax) - MBIA Insured

       12,000   New York State Medical Care Facilities Finance Agency,                2/05 at 102.00         AAA         13,114,800
                 New York, Hospital FHA-Insured Mortgage Revenue Bonds,
                 Series 1994A, 6.900%, 8/15/34 (Pre-refunded to 2/15/05) -
                 AMBAC Insured

       15,000   Dormitory Authority of the State of New York, School Districts       10/12 at 100.00         AAA         16,643,400
                 Financing Program Revenue Bonds, Series 2002D,
                 5.500%, 10/01/17 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.3%

        1,720   Union County, North Carolina, Certificates of Participation,          6/13 at 101.00         AAA          1,846,884
                 Series 2003, 5.000%, 6/01/16 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 3.6%

       20,000   Mercer County, North Dakota, Pollution Control Revenue                1/05 at 102.00         AAA         21,336,600
                 Refunding Bonds, Basin Electric Power Cooperative - Antelope
                 Valley Unit 1 and Common Facilities, Second Series 1995,
                 6.050%, 1/01/19 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 0.9%

        5,000   Lorain County, Ohio, Health Facilities Revenue Bonds,                 9/09 at 102.00         AAA          5,225,250
                 Catholic Healthcare Partners, Series 1999A, 5.500%, 9/01/29 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.6%

        7,000   Allegheny County, Pennsylvania, Airport Revenue Refunding             1/08 at 101.00         AAA          7,358,680
                 Bonds, Pittsburgh International Airport, Series 1997A,
                 5.250%, 1/01/16 (Alternative Minimum Tax) - MBIA Insured

        7,250   Lehigh County Industrial Development Authority, Pennsylvania,         8/05 at 102.00         AAA          7,898,585
                 Pollution Control Revenue Refunding Bonds, Pennsylvania
                 Power & Light Company Project, Series 1995A,
                 6.150%, 8/01/29 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 1.0%

        5,000   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          5,747,400
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/16 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 0.9%

        5,050   Rhode Island Port Authority and Economic Development                  7/04 at 102.00         AAA          5,327,952
                 Corporation, Airport Revenue Bonds, Series 1994A,
                 6.625%, 7/01/24 (Alternative Minimum Tax) - FSA Insured


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.8%

                Knox County Health, Educational and Housing Facility Board,
                Tennessee, Hospital Revenue Bonds, Covenant Health, Series 2002A
                Refunding:
$       7,500    0.000%, 1/01/24 - FSA Insured                                         1/13 at 52.75         AAA        $ 2,376,450
        5,000    0.000%, 1/01/25 - FSA Insured                                         1/13 at 49.71         AAA          1,490,300
        2,750    0.000%, 1/01/26 - FSA Insured                                         1/13 at 46.78         AAA            772,365


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 20.5%

        8,000   Abilene Health Facilities Development Corporation, Texas,             9/05 at 102.00         AAA          8,764,080
                 Hospital Revenue Refunding and Improvement Bonds,
                 Hendrick Medical Center Project, Series 1995C,
                 6.150%, 9/01/25 - MBIA Insured

        5,275   City of Austin, Texas, Combined Utility Systems Revenue              11/07 at 100.00         AAA          5,476,874
                 Refunding Bonds, Series 1997, 5.125%, 11/15/20 - FSA Insured

        3,000   Cities of Dallas and Fort Worth, Texas, Dallas-Ft. Worth             11/11 at 100.00         AAA          3,285,030
                 International Airport, Joint Revenue Refunding and
                 Improvement Bonds, Series 2001A, 5.750%, 11/01/13
                 (Alternative Minimum Tax) - FGIC Insured

        3,735   Grand Prairie Independent School District, Dallas County,             2/13 at 100.00         AAA          3,796,814
                 Texas, General Obligation Bonds, Series 2003, 5.125%, 2/15/31 -
                 FSA Insured

                Harris County Hospital District, Texas, Revenue Refunding Bonds,
                Series 1990:
        2,100    7.400%, 2/15/10 - AMBAC Insured                                        No Opt. Call         AAA          2,364,894
        2,900    7.400%, 2/15/10 - AMBAC Insured                                        No Opt. Call         AAA          3,388,592

        4,500   City of Houston, Texas, General Obligation Public Improvement         3/11 at 100.00         AAA          4,589,640
                 Bonds, Series 2001A, 5.000%, 3/01/22 - FSA Insured

        4,685   Houston, Texas, Airport System Subordinate Lien Revenue               7/10 at 100.00         AAA          4,873,946
                 Bonds, Series 2000A, 5.500%, 7/01/19 (Alternative Minimum
                 Tax) - FSA Insured

       17,000   Houston, Texas, Water and Sewer System Junior Lien Revenue              No Opt. Call         AAA         19,443,750
                 Refunding Bonds, Series 2002A, 5.750%, 12/01/32 -
                 FSA Insured

       19,200   Jefferson County Health Facilities Development Corporation,           8/11 at 100.00         AAA         19,564,800
                 Texas, FHA-Insured Mortgage Revenue Bonds, Baptist
                 Hospital of Southeast Texas, Series 2001, 5.400%, 8/15/31 -
                 AMBAC Insured

        6,000   Laredo Community College District, Texas, Limited Tax General         8/10 at 100.00         AAA          6,231,840
                 Obligation Bonds, Series 2001, 5.375%, 8/01/31 -
                 AMBAC Insured

       22,045   North Central Texas Health Facility Development Corporation,          8/12 at 101.00         AAA         22,670,417
                 Revenue Bonds, Children's Medical Center of Dallas,
                 Series 2002, 5.250%, 8/15/32 - AMBAC Insured

       17,429   Tarrant County Housing Finance Corporation, Texas, GNMA               3/12 at 105.00         Aaa         18,456,265
                 Collateralized Mortgage Loan Multifamily Housing Revenue
                 Bonds, Bardin Green Apartments Project, Series 2001,
                 6.600%, 9/20/42


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.1%

        6,000   Salt Lake City, Utah, Hospital Revenue Refunding Bonds,              11/03 at 100.00         AAA          6,732,540
                 IHC Hospitals, Inc., Series 1988A, 8.000%, 5/15/07


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 10.7%

       10,730   Public Utility District No. 1 of Chelan County, Washington,           7/11 at 101.00         AAA         11,234,847
                 Chelan Hydro Consolidated System Revenue Bonds,
                 Series 2001C Refunding, 5.650%, 7/01/32 (Alternative
                 Minimum Tax) - MBIA Insured

        4,700   Seattle Housing Authority, Washington, GNMA Collateralized            9/11 at 102.00         AAA          5,149,696
                 Mortgage Loan, Low Income Housing Assistance Revenue
                 Bonds, RHF/Esperanza Apartments Project, Series 2000A,
                 6.125%, 3/20/42 (Alternative Minimum Tax)

       15,025   Seattle Housing Authority, Washington, GNMA Collateralized           11/11 at 105.00         AAA         17,047,515
                 Mortgage Loan, Low Income Housing Assistance Revenue
                 Bonds, Park Place Project, Series 2000A, 7.000%, 5/20/42

        5,000   City of Seattle, Washington, Municipal Light and Power               12/10 at 100.00         AAA          5,244,900
                 Revenue Bonds, Series 2000, 5.250%, 12/01/21 - FSA Insured

       10,000   Washington, General Obligation Refunding Bonds,                       1/12 at 100.00         AAA         10,376,000
                 Series R-2003A, 5.000%, 1/01/19 - MBIA Insured

        2,500   Washington Health Care Facilities Authority Revenue Bonds,           12/09 at 101.00         AAA          2,659,650
                 Providence Services, Series 1999, 5.375%, 12/01/19 -
                 MBIA Insured

       11,750   Washington Public Power Supply System, Nuclear Project No. 1,         7/08 at 102.00         AAA         12,408,470
                 Refunding Revenue Bonds, Series 1998A, 5.125%, 7/01/17 -
                 MBIA Insured


                                       25


                            Nuveen Insured Quality Municipal Fund, Inc. (NQI) (continued)
                                 Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 2.3%

$      12,845   West Virginia Water Development Authority, Infrastructure            10/10 at 100.00         AAA       $ 13,643,060
                 Revenue Bonds, West Virginia Infrastructure and Jobs
                 Development Council Program, 2000 Series A,
                 5.500%, 10/01/39 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     948,249   Total Long-Term Investments (cost $841,952,939) - 150.4%                                                899,334,120
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.8%                                                                     16,767,798
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.2)%                                                       (318,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $598,101,918
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                    Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.


                                       26


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO)
                            Portfolio of
                                   INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 15.9%

$       3,850   Alabama Housing Finance Authority, Multifamily Housing                7/05 at 103.00         Aaa        $ 4,040,267
                 Revenue Refunding Bonds, GNMA Collateralized Royal Hills
                 Apartment Project, Series 1995F, 6.500%, 7/20/30

       11,000   Special Care Facilities Financing Authority of the City of            5/05 at 102.00         AAA         11,830,060
                 Birmingham, Alabama, Baptist Medical Centers Revenue
                 Bonds, Series 1995-B, Baptist Health System, Inc.,
                 5.875%, 11/15/20 - MBIA Insured

                Special Care Facilities Financing Authority of the City of
                Birmingham, Alabama, Baptist Medical Centers Revenue Bonds,
                Series 1996-A, Baptist Health System, Inc.:
        7,465    5.875%, 11/15/19 - MBIA Insured                                     11/06 at 102.00         AAA          8,297,945
        1,750    5.875%, 11/15/26 - MBIA Insured                                     11/06 at 102.00         AAA          1,901,148

       11,175   Hoover City Board of Education, Alabama, Capital Outlay               2/11 at 100.00         AAA         11,698,661
                 Tax Anticipation Warrants, Series 2001, 5.250%, 2/15/22 -
                 MBIA Insured

                Jefferson County, Alabama, Sewer Revenue Warrants,
                Series 1997-A Refunding:
       25,825    5.375%, 2/01/27 (Pre-refunded to 2/01/07) - FGIC Insured             2/07 at 100.00         AAA         28,594,731
       10,195    5.375%, 2/01/27 - FGIC Insured                                       2/07 at 100.00         AAA         10,650,818

                Jefferson County, Alabama, Sewer Revenue Capital Improvement
                Warrants, Series 1999A:
       10,815    5.000%, 2/01/33 (Pre-refunded to 2/01/09) - FGIC Insured             2/09 at 101.00         AAA         12,122,966
        9,790    5.000%, 2/01/33 (Pre-refunded to 2/01/09) - FGIC Insured             2/09 at 101.00         AAA         11,020,211
       12,000    5.375%, 2/01/36 (Pre-refunded to 2/01/09) - FGIC Insured             2/09 at 101.00         AAA         13,727,280
       29,860    5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured             2/09 at 101.00         AAA         34,704,188

       18,760   Jefferson County, Alabama, Sewer Revenue Capitol Improvement          2/11 at 101.00         AAA         20,861,308
                 Warrants, Series 2001A, 5.000%, 2/01/41 (Pre-refunded to
                 2/01/11) - FGIC Insured

                Jefferson County, Alabama, Sewer Revenue Capital Improvement
                Warrants, Series 2002B:
        2,500    5.125%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured             8/12 at 100.00         AAA          2,777,700
        2,500    5.125%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured             8/12 at 100.00         AAA          2,795,600

                Jefferson County, Alabama, Sewer Revenue Capital Improvement
                Warrants, Series 2002D:
          425    5.000%, 2/01/38 (Pre-refunded to 8/01/12) - FGIC Insured             8/12 at 100.00         AAA            468,257
        1,940    5.000%, 2/01/38 (Pre-refunded to 8/01/12) - FGIC Insured             8/12 at 100.00         AAA          2,151,266
       14,800    5.000%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured             8/12 at 100.00         AAA         16,411,720

        5,240   Jefferson County, Alabama, Sewer Revenue Bonds,                       2/11 at 101.00         AAA          5,859,211
                 Series 2003B Refunding, 5.000%, 2/01/41 (Pre-refunded to
                 2/01/11) - FGIC Insured

        4,250   Shelby County Board of Education, Alabama, General Obligation         2/05 at 102.00         AAA          4,550,518
                 Warrants, Series 1995 Refunding, 5.875%, 2/01/17 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 2.7%

       11,245   Alaska Housing Finance Corporation, General Mortgage                  6/09 at 100.00         AAA         11,693,113
                  Revenue Bonds, Series 1999A, 6.050%, 6/01/39 - MBIA Insured

       11,460   Alaska Housing Finance Corporation, Governmental Purpose             12/05 at 102.00         AAA         11,981,201
                 Bonds, 1995 Series A, 5.875%, 12/01/30 - MBIA Insured

        4,990   Alaska Housing Finance Corporation, Collateralized Veterans          12/09 at 100.00         AAA          5,211,356
                 Mortgage Program Bonds, First Series 1999-A2, 6.250%, 6/01/39
                 (Alternative Minimum Tax)

        3,190   Alaska Housing Finance Corporation, Collateralized Veterans          12/09 at 100.00         AAA          3,357,507
                 Mortgage Program Bonds, Series 1999-A1, 6.150%, 6/01/39

        3,000   Alaska Student Loan Corporation, Student Loan Revenue Bonds,          7/08 at 100.00         AAA          3,117,870
                 1998 Series A, 5.250%, 7/01/14 (Alternative Minimum Tax) -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.8%

        7,560   Pima County Industrial Development Authority, Arizona, Lease          1/04 at 102.00         AAA          7,965,594
                 Obligation Revenue Refunding Bonds, Tucson Electric Power
                 Company Irvington Project, Series 1988A, 7.250%, 7/15/10 -
                 FSA Insured

        2,000   Industrial Development Authority of the City of Yuma, Arizona,        8/11 at 101.00         AAA          2,155,220
                 Hospital Revenue Bonds, Series 2001, Yuma Regional Medical
                 Centre, 5.500%, 8/01/20 - FSA Insured


                                       27


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                 Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 31.3%

$       6,135   California Housing Finance Agency, Housing Revenue Bonds,             8/04 at 102.00         AAA        $ 6,306,351
                 Series 1994C, 6.250%, 8/01/25 - MBIA Insured

                California Rural Home Mortgage Finance Authority, Single Family
                Mortgage Revenue Bonds, Mortgage-Backed Securities Program, 1996
                Series A:
          405    7.550%, 11/01/26 (Alternative Minimum Tax)                             No Opt. Call         AAA            425,509
          330    7.750%, 5/01/27 (Alternative Minimum Tax)                              No Opt. Call         AAA            347,143

        4,500   California, General Obligation Bonds, Series 1998,                   10/08 at 101.00         AAA          4,613,940
                 5.000%, 10/01/19 - FGIC Insured

       10,000   Department of Veterans Affairs of the State of California,            6/12 at 101.00         AAA         10,405,800
                 Home Purchase Revenue Bonds, Series 2002A,
                 5.300%, 12/01/21 - AMBAC Insured

       14,585   California Housing Finance Agency, Home Mortgage Revenue              11/10 at 55.40         AAA          5,500,441
                 Bonds, 2000 Series Y, 0.000%, 8/01/20 (Alternative Minimum
                 Tax) - FSA Insured

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
       30,000    5.375%, 5/01/17                                                      5/12 at 101.00         AAA         32,540,700
       35,000    5.375%, 5/01/18 - AMBAC Insured                                      5/12 at 101.00         AAA         37,990,050

        3,100   Campbell Union School District, Santa Clara County,                   8/04 at 102.00         AAA          3,283,272
                 California, 1994 General Obligation Bonds, Series A,
                 6.250%, 8/01/19 (Pre-refunded to 8/01/04) - MBIA Insured

        8,200   Castaic Lake Water Agency, California, Revenue Refunding              8/04 at 102.00         AAA          8,667,236
                 Certificates of Participation, Water System Improvement
                 Projects, Series 1994A, 6.300%, 8/01/20 - MBIA Insured

       20,000   Cucamonga County Water District, California, Certificates             9/11 at 101.00         AAA         20,253,800
                 of Participation, 2000 Water Shares Purchase,
                 5.125%, 9/01/35 - FGIC Insured

        5,500   Fallbrook Union High School District, San Diego County,               9/04 at 102.00         AAA          5,848,755
                 California, 1994 General Obligation Bonds, Series A,
                 6.250%, 9/01/19 (Pre-refunded to 9/01/04) - MBIA Insured

        5,000   Long Beach Bond Financing Authority, California, Lease               11/11 at 101.00         AAA          5,142,650
                 Revenue Refunding Bonds, Long Beach Aquarium of the South
                 Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured

       20,000   Los Angeles Unified School District, Los Angeles County,              7/13 at 100.00         AAA         20,720,200
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 7/01/21 - FSA Insured

        9,000   Orange County, California, Refunding Recovery Bonds,                  6/05 at 102.00         AAA          9,777,870
                 Series 1995A, 5.750%, 6/01/15 - MBIA Insured

       12,500   Orange County, California, Recovery Certificates of                   7/06 at 102.00         AAA         13,971,250
                 Participation, Series 1996A, 6.000%, 7/01/26 - MBIA Insured

       13,205   Port of Oakland, California, Revenue Bonds, Series 2002L,            11/12 at 100.00         AAA         13,266,799
                 5.000%, 11/01/22 (Alternative Minimum Tax) - FGIC Insured

                Poway Redevelopment Agency, California, Tax Allocation Bonds,
                Paguay Redevelopment Project, Series 2001:
       15,000    5.200%, 6/15/30 - AMBAC Insured                                     12/11 at 101.00         AAA         15,383,550
        5,000    5.125%, 6/15/33 - AMBAC Insured                                     12/11 at 101.00         AAA          5,065,150

        6,000   Redlands Unified School District, San Bernardino County,              7/13 at 100.00         AAA          6,070,740
                 California, General Obligation Bonds, Series 2003,
                 5.000%, 7/01/26 - FSA Insured

       11,000   Sacramento Municipal Utility District, California, Electric           8/13 at 100.00         AAA         11,054,120
                 Revenue Bonds, Series 2003R, 5.000%, 8/15/33 - MBIA Insured

       19,300   Sacramento Power Authority, California, Revenue Bonds,                7/06 at 102.00         AAA         21,703,429
                 Power Authority Cogeneration Project, Series 1995,
                 5.875%, 7/01/15 - MBIA Insured

        6,500   Salinas, California, GNMA Collateralized Housing Facility             7/04 at 102.00         AAA          6,692,660
                 Revenue Refunding Bonds, Villa Serra Project, Series 1994A,
                 6.600%, 7/20/30

       10,000   San Francisco City and County Airports Commission, California,        5/06 at 101.00         AAA         10,280,800
                 Revenue Bonds, San Francisco International Airport, Series 2 -
                 Issue 13B, 5.500%, 5/01/26 (Alternative Minimum Tax) -
                 MBIA Insured

       18,710   San Francisco City and County Airports Commission, California,        5/11 at 100.00         AAA         18,993,644
                 Revenue Refunding Bonds, San Francisco International Airport,
                  Series 2 - Issue 27A, 5.250%, 5/01/26 (Alternative
                 Minimum Tax) - MBIA Insured

       11,500   San Francisco Bay Area Rapid Transit District, California,            7/11 at 100.00         AAA         11,644,555
                 Sales Tax Revenue Bonds, Series 2001, 5.125%, 7/01/36 -
                 AMBAC Insured


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$      66,685   San Joaquin Hills Transportation Corridor Agency, Orange                No Opt. Call         AAA        $28,589,193
                 County, California, Senior Lien Toll Road Revenue Bonds,
                 0.000%, 1/01/21

                San Joaquin Hills Transportation Corridor Agency Orange County,
                California,Toll Road Refunding Revenue Bonds, Series 1997A:
       31,615    5.250%, 1/15/30 - MBIA Insured                                       1/07 at 102.00         AAA         32,601,704
       21,500    0.000%, 1/15/32 - MBIA Insured                                         No Opt. Call         AAA          4,520,375

       12,525   San Jose Redevelopment Agency, California, Tax Allocation             8/10 at 101.00         AAA         12,928,430
                 Bonds, Merged Area Redevelopment Project, Series 2002,
                 5.000%, 8/01/20 - MBIA Insured

       11,000   Santa Ana Financing Authority, California, Police Administration        No Opt. Call         AAA         13,213,310
                 and Housing Facility Lease Revenue Bonds, Series 1994A,
                 6.250%, 7/01/24 - MBIA Insured

        5,500   Santa Clara County Financing Authority, California, Lease            11/04 at 102.00         AAA          5,935,050
                 Revenue Bonds, VMC Facility Replacement Project,
                 Series 1994A, 6.750%, 11/15/20 (Pre-refunded to
                 11/15/04) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 6.3%

       10,000   City and County of Denver, Colorado, Airport System Revenue          11/11 at 100.00         AAA         10,713,400
                 Refunding Bonds, Series 2001A, 5.500%, 11/15/15 (Alternative
                 Minimum Tax) - FGIC Insured

       10,545   City and County of Denver, Colorado, Airport System Revenue          11/06 at 101.00         AAA         11,005,395
                 Bonds, Series 1996D, 5.500%, 11/15/25 - MBIA Insured

        6,200   Denver Convention Center Hotel Authority, Colorado,                  12/13 at 100.00         AAA          6,216,802
                 Convention Center Hotel Senior Revenue Bonds, Series 2003A,
                 5.000%, 12/01/33 - XLCA Insured

       35,995   E-470 Public Highway Authority, Colorado, Senior Revenue                No Opt. Call         AAA         12,414,316
                 Bonds, Series 1997B, 0.000%, 9/01/23 - MBIA Insured

       30,800   E-470 Public Highway Authority, Colorado, Senior Revenue              9/10 at 102.00         AAA         33,816,860
                 Bonds, Series 2000A, 5.750%, 9/01/35 - MBIA Insured

       11,800   E-470 Public Highway Authority, Colorado, Senior Revenue               9/10 at 74.80         AAA          6,638,326
                 Bonds, 2000 Series B, 0.000%, 9/01/15 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.2%

        2,500   Connecticut Health and Educational Facilities Authority,              7/04 at 101.00         AAA          2,624,300
                 Revenue Bonds, Choate Rosemary Hall Issue, Series A,
                 7.000%, 7/01/25 (Pre-refunded to 7/01/04) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.5%

        3,770   District of Columbia Housing Finance Agency, GNMA                    12/03 at 100.00         AAA          3,773,091
                 Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1990B, 7.100%, 12/01/24 (Alternative Minimum Tax)

                District of Columbia Water and Sewer Authority, Public Utility
                Revenue Bonds, Subordinate Lien Series 2003:
        5,000    5.125%, 10/01/24 - FGIC Insured                                     10/13 at 100.00         AAA          5,095,200
        5,000    5.125%, 10/01/25 - FGIC Insured                                     10/13 at 100.00         AAA          5,083,000

        4,840   Metropolitan Washington DC Airports Authority, Airport               10/11 at 101.00         AAA          5,095,794
                 System Revenue Bonds, Series 2001A, 5.500%, 10/01/19
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 5.6%

        4,425   Jacksonville Economic Development Commission, Florida,               11/12 at 100.00         AAA          4,667,844
                 Health Care Facilities Revenue Bonds, Mayo Clinic,
                 Series 2001C, 5.500%, 11/15/36 - MBIA Insured

       35,920   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/12 at 100.00         AAA         36,924,682
                 Miami International Airport, Series 2002, 5.375%, 10/01/32
                 (Alternative Minimum Tax) - FGIC Insured

                Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
                International Airport, Series 2002A:
       18,500    5.000%, 10/01/33 (Alternative Minimum Tax) - FSA Insured            10/12 at 100.00         AAA         18,371,425
        2,150    5.125%, 10/01/35 (Alternative Minimum Tax) - FSA Insured            10/12 at 100.00         AAA          2,164,749

        3,000   Orange County, Florida, Solid Waste Facility Revenue Bonds,          10/13 at 100.00         AAA          3,221,880
                 Series 2003 Refunding, 5.000%, 10/01/14 - MBIA Insured

                Plantation, Florida, Non-Ad Valorem Revenue Bonds, Refunding
                and Improvement Projects, Series 2003:
        2,010    5.000%, 8/15/16 - FSA Insured                                        8/13 at 100.00         Aaa          2,153,695
        2,110    5.000%, 8/15/17 - FSA Insured                                        8/13 at 100.00         Aaa          2,243,331
        2,225    5.000%, 8/15/18 - FSA Insured                                        8/13 at 100.00         Aaa          2,347,331


                                       29


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                 Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.4%

$       5,000   Glynn-Brunswick Memorial Hospital Authority, Georgia,                 8/06 at 102.00         AAA        $ 5,416,450
                 Revenue Bonds, Southeast Georgia Health Systems Project,
                 Series 1996, 5.250%, 8/01/13 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 2.1%

       24,250   Hawaii Department of Budget and Finance, Special Purpose              5/06 at 101.00         AAA         26,692,702
                 Revenue Bonds, Hawaii Electric Company, Inc. and Subsidiaries
                 Project, Series 1996A, 6.200%, 5/01/26 (Alternative Minimum
                 Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.4%

        1,685   Idaho Housing Agency, Single Family Mortgage Bonds,                     No Opt. Call         Aa1          1,796,513
                 Series 1994B-1, 6.750%, 7/01/22

        1,560   Idaho Housing Agency, Single Family Mortgage Bonds,                     No Opt. Call         Aa1          1,718,340
                 1994 Series B2, 6.900%, 7/01/26 (Alternative Minimum Tax)

        1,845   Idaho Housing Agency, Single Family Mortgage Bonds,                   1/05 at 102.00         Aaa          1,904,169
                 1995 Series B, Senior Lien, 6.600%, 7/01/27 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 10.1%

       12,500   City of Chicago, Illinois, Chicago-O'Hare International Airport,      1/04 at 102.00         AAA         12,806,125
                 General Airport Second Lien, Revenue Refunding Bonds,
                 1993 Series C, 5.000%, 1/01/18 - MBIA Insured

                City of Chicago, Illinois, Chicago-O'Hare International Airport,
                Second Lien Passenger Facility Charge Revenue Bonds, Series
                2001E Refunding:
        4,615    5.500%, 1/01/17 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          4,877,086
        4,870    5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          5,129,668

       12,000   Cook County, Illinois, General Obligation Bonds, Series 2003            No Opt. Call         AAA         13,370,760
                 Refunding, 5.000%, 11/15/10 - MBIA Insured

        5,000   Community Unit School District No. 204, Indian Prairie,              12/11 at 100.00         AAA          5,314,700
                 Counties of DuPage and Will, Illinois, General Obligation
                 Bonds, Series 2001, 5.000%, 12/30/15 - FGIC Insured

                Eastern Illinois University, Auxiliary Facilities System Revenue
                Bonds, Series 1989:
       12,355    0.000%, 10/01/09 - MBIA Insured                                      10/04 at 74.08         AAA          8,986,409
       16,470    0.000%, 4/01/16 (Pre-refunded to 10/01/04) - MBIA Insured            10/04 at 47.07         AAA          7,674,691

       10,000   Illinois Development Finance Authority, Revenue Bonds,                5/08 at 101.00         AAA         10,636,100
                 Provena Health, Series 1998A, 5.500%, 5/15/21 - MBIA Insured

        2,095   Illinois Educational Facilities Authority, Revenue Bonds,            12/07 at 100.00         Aaa          2,270,163
                 Robert Morris College, Series 2000, 5.800%, 6/01/30 -
                 MBIA Insured

        2,180   Illinois Educational Facilities Authority, Revenue Bonds, DePaul     10/10 at 101.00         AAA          2,384,222
                 University, Series 2000, 5.500%, 10/01/19 - AMBAC Insured

        7,000   Illinois Health Facilities Authority, Revenue Bonds, Hospital         6/08 at 101.00         Aaa          7,211,470
                 Sisters Services Inc. Obligated Group, Series 1998A,
                 5.000%, 6/01/18 - MBIA Insured

                Illinois Health Facilities Authority, Revenue Bonds, Alexian
                Brothers Health System, Series 1999:
        4,500    5.000%, 1/01/19 - FSA Insured                                        1/09 at 101.00         AAA          4,619,610
       12,000    5.125%, 1/01/28 - FSA Insured                                        1/09 at 101.00         AAA         12,168,000

       22,410   State of Illinois, General Obligation Bonds, Illinois FIRST           2/12 at 100.00         AAA         22,774,387
                 Program, Series 2002, 5.125%, 2/01/27 - FGIC Insured

        4,560   County of Macon, Illinois, Revenue Bonds, Millikin University,       10/05 at 100.00         AAA          4,990,874
                 Series 1995, 6.250%, 10/01/16 (Pre-refunded to 10/01/05) -
                 AMBAC Insured

        5,000   Regional Transportation Authority, Cook, DuPage, Kane, Lake,          6/04 at 102.00         AAA          5,266,550
                 McHenry and Will Counties, Illinois, General Obligation
                 Bonds, Series 1994D, 6.750%, 6/01/25 (Pre-refunded
                 to 6/01/04) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 4.0%

        2,030   Decatur Township Multi-School Building Corporation, Marion            7/13 at 100.00         AAA          2,098,472
                 County, Indiana, First Mortgage Bonds, Series 2003,
                 5.000%, 7/15/20 - FGIC Insured

       11,000   Indiana Health Facility Financing Authority, Hospital Revenue        11/03 at 102.00         Aaa         11,260,370
                 Bonds, Daughters of Charity, Series 1993, 5.750%, 11/15/22

        3,250   Indianapolis, Indiana, Local Public Improvement Bond Bank,            7/12 at 100.00         AAA          3,348,995
                 Series 2002A, Waterworks Project, 5.250%, 7/01/33 -
                 MBIA Insured


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA (continued)

$      20,000   Indianapolis, Indiana, Local Public Improvement Bond Bank,              No Opt. Call         AAA        $ 5,270,200
                 Series 1999E, 0.000%, 2/01/28 - AMBAC Insured

        9,545   New Prairie School Building Corporation, LaPorte and                  7/04 at 102.00         AAA         10,149,771
                 St. Joseph Counties, Indiana, First Mortgage Bonds,
                 Series 1994, 7.200%, 7/15/21 (Pre-refunded to 7/15/04) -
                 CAP GTY/FSA Insured

        5,000   Noblesville Redevelopment Authority, Indiana, Economic                7/13 at 100.00         AAA          5,009,150
                 Development Lease Rental Bonds of 2003, Exit 10 Project,
                 5.000%, 1/15/28 - AMBAC Insured

       10,000   Trustees of Purdue University, Indiana, Purdue University             1/12 at 100.00         AAA         10,389,900
                 Student Fee Bonds, Series O, 5.000%, 7/01/19 - MBIA Insured

        3,705   Whitley County Middle School Building Corporation, Columbia           7/13 at 100.00         AAA          3,961,905
                 City, Indiana, First Mortgage Bonds, Series 2003,
                 5.000%, 7/15/16 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.3%

        3,045   Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical              6/13 at 100.00         Aaa          3,239,758
                 Center, Series 2003 Refunding, 5.000%, 6/15/15 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.4%

        5,000   University of Kansas Hospital Authority, Health Facilities            9/09 at 100.00         AAA          5,268,450
                 Revenue Bonds, KU Health System, Series 1999A,
                 5.650%, 9/01/29 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.1%

       12,980   Louisville and Jefferson County Metropolitan Sewer District,         11/11 at 101.00         AAA         13,784,500
                 Kentucky, Sewer and Drainage System Revenue Bonds,
                 2001 Series A, 5.500%, 5/15/34 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 1.6%

        5,000   De Soto Parish, Louisiana, Pollution Control Revenue Refunding        9/09 at 102.00         AAA          5,519,800
                 Bonds, Cleco Utility Group Inc. Project, Series 1999,
                 5.875%, 9/01/29 - AMBAC Insured

        7,305   Orleans Levee District, Louisiana, Levee District General            12/05 at 103.00         AAA          8,155,740
                 Obligation Bonds, Series 1986, 5.950%, 11/01/15 -
                 FSA Insured

        3,000   St. Charles Parish, Louisiana, Pollution Control Revenue Bonds,      12/03 at 100.00         AAA          3,126,450
                 Louisiana Power and Light Company Project, Series 1991,
                 7.500%, 6/01/21 (Alternative Minimum Tax) - FSA Insured

        3,500   Tangipahoa Parish Hospital Service District 1, Louisiana,             2/04 at 102.00         AAA          3,615,675
                 Hospital Revenue Bonds, Series 1994, 6.250%, 2/01/24
                 (Pre-refunded to 2/01/04) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 0.2%

        3,000   Maine Health and Higher Educational Facilities Authority,             7/13 at 100.00         AAA          3,015,780
                 Revenue Bonds, Series 2003B, 5.000%, 7/01/28 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 5.8%

       22,500   Massachusetts Development Finance Authority, Revenue                  1/12 at 101.00         AAA         23,410,125
                 Bonds, Series 2002A, WGBH Educational Foundation,
                 5.375%, 1/01/42 - AMBAC Insured

        8,400   Massachusetts Health and Educational Facilities Authority,           10/05 at 102.00         AAA          9,220,512
                 Revenue Bonds, Berkshire Health Systems Issue, Series D,
                 6.000%, 10/01/13 - MBIA Insured

        2,960   Massachusetts Health and Educational Facilities Authority,            1/04 at 101.00         AAA          3,039,476
                 Revenue Bonds, South Shore Hospital Issue, Series D,
                 6.500%, 7/01/22 - MBIA Insured

        4,865   Massachusetts Housing Finance Agency, Housing Revenue                12/05 at 102.00         AAA          5,084,314
                 Bonds, 1995 Series A Refunding, 6.100%, 12/01/16 -
                 MBIA Insured

       33,315   Massachusetts Turnpike Authority, Metropolitan Highway                1/07 at 102.00         AAA         33,380,297
                 System Revenue Bonds, 1997 Series A (Senior),
                 5.000%, 1/01/37 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 7.4%

        6,000   City of Detroit, Michigan, General Obligation Bonds,                 10/11 at 100.00         AAA          6,527,280
                 2001 Series A-1, 5.375%, 4/01/18 - MBIA Insured

        5,490   Detroit School District, Wayne County, Michigan, Unlimited              No Opt. Call         AAA          6,484,678
                 Tax School Building and Site Improvement General
                 Obligation Bonds, Series 2001A, 6.000%, 5/01/29 -
                 FSA Insured

                Detroit, Michigan, Sewage Disposal System Revenue Bonds,
                Series 1999A:
       15,825    5.750%, 7/01/26 (Pre-refunded to 1/01/10) - FGIC Insured             1/10 at 101.00         AAA         18,452,583
       20,000    5.875%, 7/01/27 (Pre-refunded to 1/01/10) - FGIC Insured             1/10 at 101.00         AAA         23,461,000


                                       31


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                 Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN (continued)

$       8,700   City of Detroit, Michigan, Water Supply System Revenue Senior         7/07 at 101.00         AAA        $ 8,748,981
                 Lien Bonds, Series 1997-A, 5.000%, 7/01/27 - MBIA Insured

        8,000   Gaylord Community Schools, Counties of Ostego and Antrim,              5/07 at 37.75         AAA          2,793,920
                 Michigan, 1992 School Building and Site and Refunding Bonds,
                 0.000%, 5/01/21 (Pre-refunded to 5/01/07) - MBIA Insured

                Grand Rapids Community College, Kent County, Michigan,
                General Obligation Bonds, Series 2003 Refunding:
        1,050    5.250%, 5/01/17 - AMBAC Insured                                      5/13 at 100.00         AAA          1,141,214
        1,085    5.250%, 5/01/20 - AMBAC Insured                                      5/13 at 100.00         AAA          1,156,415

       27,000   Okemos Public School District, Ingham County, Michigan,                5/06 at 34.54         AAA          8,917,290
                 School Building and Site Bonds, Series 1991I,
                 0.000%, 5/01/21 (Pre-refunded to 5/01/06) - MBIA Insured

       10,000   Wayne County, Michigan, Limited Tax General Obligation               12/11 at 101.00         AAA         10,391,200
                 Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne
                 County Airport, Series 2001A, 5.250%, 12/01/25 - MBIA Insured

        6,850   Wayne County, Michigan, Airport Revenue Bonds, Detroit               12/08 at 101.00         AAA          7,317,855
                 Metropolitan Wayne County Airport, Series 1998A,
                 5.375%, 12/01/15 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.2%

        2,130   Minnesota Housing Finance Agency, Single Family Mortgage              1/04 at 102.00         AA+          2,176,796
                 Bonds, Series 1994M, 6.700%, 7/01/26 (Alternative
                 Minimum Tax)

       13,020   St. Paul Housing and Redevelopment Authority, Minnesota,             12/11 at 102.00         Aaa         13,283,915
                 GNMA Collateralized Mortgage Loan, Multifamily Housing
                 Revenue Bonds, Marian Center GEAC Project, Series 2001A,
                 3.870%, 6/20/43


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 6.5%

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, 1st Tier Series 2000:
       15,000    5.625%, 1/01/34 - AMBAC Insured                                      1/10 at 102.00         AAA         16,197,900
       13,000    5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00         AAA         13,600,730

        1,295   Nevada Housing Division, Single Family Mortgage Bonds,                4/04 at 102.00         Aa2          1,329,615
                 1994 Senior Series B-1, 6.700%, 10/01/17

        1,000   Nevada Housing Division, Single Family Mortgage Bonds,                4/04 at 102.00         Aa2          1,017,190
                 1994 Senior Series B-2, 6.950%, 10/01/26 (Alternative
                 Minimum Tax)

       40,285   Reno, Nevada, Capital Improvement Revenue Bonds,                      6/12 at 100.00         AAA         41,900,026
                 Series 2002, 5.375%, 6/01/32 - FGIC Insured

       10,000   Reno, Nevada, Sales and Room Tax Revenue Bonds, Reno                  6/12 at 100.00         AAA         10,152,200
                 Transportation Rail Access Corridor Project, Senior Lien,
                 Series 2002, 5.125%, 6/01/27 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 7.7%

        8,685   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA          9,417,406
                 General Revenue Bonds, Series 1998A, 5.300%, 12/01/19 -
                 FSA Insured

        5,000   Metropolitan Transportation Authority, New York, State                7/12 at 100.00         AAA          5,061,050
                 Service Contract Refunding Bonds, Series 2002A,
                 5.000%, 7/01/25 - FGIC Insured

       10,000   New York City Municipal Water Finance Authority, New York,            6/06 at 101.00         AAA         10,990,900
                 Water and Sewer System Revenue Bonds, Fiscal 1996
                 Series B, 5.750%, 6/15/26 - MBIA Insured

       15,000   New York City Municipal Water Finance Authority, New York,            6/06 at 101.00         AAA         15,678,600
                 Water and Sewer System Revenue Bonds, Fiscal 1997
                 Series A, 5.375%, 6/15/26 - FSA Insured

                Dormitory Authority of the State of New York, City University
                System Consolidated, Third General Resolution Revenue Bonds,
                1994 Series 2:
        3,000    6.250%, 7/01/19 (Pre-refunded to 7/01/04) - MBIA Insured             7/04 at 100.00         AAA          3,104,640
        6,400    6.750%, 7/01/24 (Pre-refunded to 7/01/04) - MBIA Insured             7/04 at 102.00         AAA          6,771,584

        5,000   New York State Urban Development Corporation, Correctional            1/07 at 102.00         AAA          5,692,800
                 Capital Facilities Revenue Bonds, Series 7, 5.700%, 1/01/27
                 (Pre-refunded to 1/01/07) - MBIA Insured

       15,600   Port Authority of New York and New Jersey, Consolidated Bonds,        1/05 at 101.00         AAA         16,656,276
                 Ninety- Seventh Series, 6.650%, 1/15/23 (Alternative
                 Minimum Tax) - FGIC Insured

       25,000   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         AAA         25,225,750
                 Revenue Refunding Subordinate Lien Bonds, Series 2002E,
                 5.000%, 11/15/32 - MBIA Insured


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.4%

$       5,000   North Carolina Municipal Power Agency Number 1,                       1/13 at 100.00         AAA        $ 5,433,400
                 Catawba Electric Revenue Bonds, Series 2003A,
                 5.250%, 1/01/16 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 3.6%

       20,100   Lucas County, Ohio, Hospital Revenue Bonds, ProMedica                11/09 at 101.00         AAA         20,636,268
                 Healthcare Obligated Group, Series 1999, 5.375%, 11/15/39 -
                 AMBAC Insured

        2,865   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     3/05 at 102.00         Aaa          2,961,808
                 Securities Program, Residential Mortgage Revenue Bonds,
                 Series 1995A-2, 6.625%, 3/01/26 (Alternative Minimum Tax)

                Ohio Air Quality Development Authority, Revenue Refunding Bonds,
                JMG Funding Limited Partnership Project, Series 1994:
       13,750    6.375%, 1/01/29 (Alternative Minimum Tax) - AMBAC Insured           10/04 at 102.00         AAA         14,660,663
        8,000    6.375%, 4/01/29 (Alternative Minimum Tax) - AMBAC Insured           10/04 at 102.00         AAA          8,529,840


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.2%

        9,685   Oklahoma Housing Finance Agency, GNMA Collateralized                    No Opt. Call         AAA         10,475,102
                 Single Family Mortgage Revenue Bonds, Series 1987A,
                 7.997%, 8/01/18 (Alternative Minimum Tax)

        5,245   Oklahoma Industries Authority, Revenue Bonds, Oklahoma                2/11 at 100.00         Aaa          5,450,814
                 Medical Research Foundation Project, Series 2001,
                 5.250%, 2/01/21 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 0.2%

        2,670   Oregon Housing and Community Services Department,                     7/05 at 102.00         Aa2          2,765,933
                 Mortgage Revenue Bonds, Single-Family Mortgage Program,
                 1995 Series A, 6.450%, 7/01/26 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 0.6%

        7,120   Lehigh County General Purpose Authority, Pennsylvania,                7/04 at 102.00         AAA          7,509,322
                 Hospital Revenue Bonds, Lehigh Valley Hospital, Series 1994A,
                 6.250%, 7/01/22 (Pre-refunded to 7/01/04) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.2%

        2,000   Puerto Rico Highway and Transportation Authority,                     7/13 at 100.00         AAA          2,169,460
                 Transportation Revenue Bonds, Series 2003G, 5.250%, 7/01/19 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 2.0%

        2,195   Providence Housing Development Corporation, Rhode Island,             7/04 at 102.00         AAA          2,260,323
                 Mortgage Revenue Refunding Bonds, Series 1994A,
                 FHA-Insured Mortgage Loan-Barbara Jordan Apartments
                 Project, 6.750%, 7/01/25 - MBIA Insured

       20,475   Rhode Island Depositors Economic Protection Corporation,              2/11 at 100.00         AAA         23,060,583
                 Special Obligation Refunding Bonds, 1992 Series B,
                 5.250%, 8/01/21 (Pre-refunded to 2/01/11) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 3.6%

       10,000   Beaufort County, South Carolina, Tax Increment Bonds,                12/12 at 100.00         AAA         10,109,500
                 New River Redevelopment Project, Series 2002,
                 5.000%, 6/01/27 - MBIA Insured

                Piedmont Municipal Power Agency, South Carolina, Electric
                Revenue Bonds, 1988 Refunding Series:
        9,190    0.000%, 1/01/13 (Pre-refunded to 1/01/10) - AMBAC Insured             1/10 at 79.60         AAA          5,931,502
       12,810    0.000%, 1/01/13 - AMBAC Insured                                        No Opt. Call         AAA          8,412,071

                South Carolina Jobs-Economic Development Authority, Hospital
                Revenue Bonds, Oconee Memorial Hospital Inc, Series 1995:
        3,000    6.150%, 3/01/15 - CONNIE LEE/AMBAC Insured                           3/05 at 102.00         AAA          3,230,490
          600    6.150%, 3/01/25 - CONNIE LEE/AMBAC Insured                           3/05 at 102.00         AAA            642,720

        8,000   South Carolina Jobs-Economic Development Authority,                  11/12 at 100.00         AAA          8,246,400
                 Industrial Revenue Bonds, South Carolina Electric and
                 Gas Company Project, Series 2002A, 5.200%, 11/01/27 -
                 AMBAC Insured

       10,000   South Carolina Jobs-Economic Development Authority, Industrial       11/12 at 100.00         AAA         10,300,300
                 Revenue Bonds, South Carolina Electric and Gas Company
                 Project, Series 2002B, 5.450%, 11/01/32 (Alternative
                 Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.5%

        6,455   Memphis-Shelby County Airport Authority, Tennessee,                   3/11 at 100.00         AAA          6,835,393
                 Airport Revenue Bonds, Series 2001A, 5.500%, 3/01/18
                 (Alternative Minimum Tax) - FSA Insured


                                       33


                            Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                                 Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 16.5%

$      22,650   Brazos River Authority, Texas, Revenue Refunding Bonds,               5/08 at 102.00         AAA        $23,727,461
                 Houston Industries Inc. Project, Series 1998C, 5.125%, 5/01/19
                 (Optional put 5/01/08) - AMBAC Insured

        1,773   Capital Area Housing Finance Corporation, Texas, FNMA                 4/12 at 106.00         AAA          1,897,777
                 Backed Single Family Mortgage Revenue Refunding Bonds,
                 Series 2002A-2, 6.300%, 4/01/35 (Alternative Minimum Tax) -
                 AMBAC Insured

       11,460   Dallas County Utility and Reclamation District, Texas, Unlimited      2/05 at 100.00         AAA         11,969,397
                 Tax Refunding Bonds, Series 1999B, 5.875%, 2/15/29 -
                 AMBAC Insured

       25,000   Harris County-Houston Sports Authority, Texas, Junior Lien           11/11 at 100.00         AAA         25,568,500
                 Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 -
                 MBIA Insured

                Harris County, Texas, Senior Lien Toll Road Revenue Bonds,
                Series 1989:
        9,000    0.000%, 8/15/18 (Pre-refunded to 8/15/09) - AMBAC Insured             8/09 at 53.84         AAA          4,056,030
       39,000    0.000%, 8/15/19 (Pre-refunded to 8/15/09) - AMBAC Insured             8/09 at 50.26         AAA         16,407,300
        7,280    0.000%, 8/15/20 (Pre-refunded to 8/15/09) - AMBAC Insured             8/09 at 46.91         AAA          2,859,074
        5,085    0.000%, 8/15/21 (Pre-refunded to 8/15/09) - AMBAC Insured             8/09 at 43.80         AAA          1,864,212

        2,130   Harris County Health Facilities Development Corporation, Texas,      11/13 at 100.00         AAA          2,265,681
                 Thermal Utility Revenue Bonds, TECO Project, Series 2003,
                 5.000%, 11/15/15 - MBIA Insured

        6,570   City of Houston, Texas, General Obligation Public Improvement         3/11 at 100.00         AAA          7,073,985
                 Bonds, Series 2001A, 5.375%, 3/01/19 - FSA Insured

        4,170   City of Houston, Texas, Airport System Subordinate Lien Revenue       7/10 at 100.00         AAA          4,403,687
                 Bonds, Series 2000B, 5.500%, 7/01/30 - FSA Insured

        8,225   City of Houston, Texas, Airport System Subordinate Lien               7/07 at 100.00         AAA          8,434,491
                 Revenue Bonds, Series 1997 Refunding, 5.125%, 7/01/22 -
                 FGIC Insured

       17,500   Houston, Texas, Hotel Occupancy Tax and Special Revenue               9/11 at 100.00         AAA         17,990,700
                 Bonds, Convention and Entertainment Project, Series 2001B,
                 5.250%, 9/01/33 - AMBAC Insured

       12,826   Houston Housing Finance Corporation, Texas, GNMA                      9/11 at 105.00         Aaa         13,455,500
                 Collateralized Mortgage Multifamily Housing Revenue Bonds,
                 RRG Apartments Project, Series 2001, 6.350%, 3/20/42

       23,865   Jefferson County, Health Facilities Development Corporation,          8/11 at 100.00         AAA         24,471,887
                 Texas, FHA-Insured Mortgage Revenue Bonds, Baptist Hospital
                 of Southeast Texas, Series 2001, 5.500%, 8/15/41 -
                 AMBAC Insured

        8,205   Lower Colorado River Authority, Texas, Refunding and Improvement      5/11 at 100.00         AAA          8,404,053
                 Revenue Bonds, Series 2001A, 5.000%, 5/15/21 - MBIA Insured

                Port of Houston Authority of Harris County, Texas, General
                Obligation Port Improvement Bonds, Series 2001B:
        3,205    5.500%, 10/01/18 (Alternative Minimum Tax) - FGIC Insured           10/11 at 100.00         AAA          3,384,672
        3,375    5.500%, 10/01/19 (Alternative Minimum Tax) - FGIC Insured           10/11 at 100.00         AAA          3,545,944

        7,205   City of San Antonio, Texas, Airport System Improvement Revenue        7/11 at 101.00         AAA          7,681,611
                 Bonds, Series 2001, 5.375%, 7/01/15 (Alternative Minimum
                 Tax) - FGIC Insured

                Tarrant County Health Facilities Development Corporation, Texas,
                Health Resources System Revenue Bonds, Series 1997A:
        2,900    5.250%, 2/15/22 - MBIA Insured                                       2/08 at 102.00         AAA          2,989,262
        6,500    5.000%, 2/15/26 - MBIA Insured                                       2/08 at 101.00         AAA          6,536,075

       10,830   Texas Department of Housing and Community Affairs, Single             9/06 at 102.00         AAA         11,216,090
                 Family Mortgage Revenue Bonds, Series 1996D,
                 6.250%, 9/01/28 (Alternative Minimum Tax) - MBIA Insured

        1,840   Ysleta Independent School District, Texas, Public Facility           11/09 at 100.00         AAA          1,921,310
                 Corporation, Lease Revenue Refunding Bonds, Series 2001,
                 5.375%, 11/15/24 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.3%

       10,000   Intermountain Power Agency, Utah, Power Supply Revenue                7/13 at 100.00         AAA         10,674,700
                 Bonds, Series 2003A Refunding, 5.000%, 7/01/16 - FSA Insured

        5,630   Utah Housing Finance Agency, Multifamily Housing Refunding            1/04 at 100.00          AA          5,645,088
                 Bonds, 1992 Issue A, FHA-Insured Mortgage Loans,
                 7.400%, 7/01/24

          450   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/04 at 102.00         Aaa            456,057
                 Series 1994D, 6.750%, 1/01/27 (Alternative Minimum Tax)


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.8%

$      10,000   Virginia Housing Development Authority, Commonwealth Mortgage         7/11 at 100.00         AAA     $   10,096,100
                 Bonds, 2001 Series H - Subseries H-1, 5.375%, 7/01/36 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 1.5%

        3,195   Kitsap County, Washington, Limited Tax General Obligation             7/10 at 100.00         AAA          3,360,693
                  Bonds, Series 2000, 5.500%, 7/01/25 - AMBAC Insured

        4,250   Snohomish County Public Utility District 1, Washington,               1/04 at 100.00         AAA          5,263,115
                 Generation System Revenue Bonds, Series 1989,
                 6.650%, 1/01/16 - FGIC Insured

        6,000   Washington Health Care Facilities Authority, Revenue Bonds,           8/13 at 102.00         AAA          6,056,580
                 Harrison Memorial Hospital, Series 1998, 5.000%, 8/15/28 -
                 AMBAC Insured

        4,345   Washington Public Power Supply System, Nuclear Project No. 1          7/07 at 102.00         AAA          4,586,321
                 Refunding Revenue Bonds, Series 1997A, 5.125%, 7/01/17 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 0.8%

       10,000   Harrison County Commission, West Virginia, Solid Waste               11/03 at 102.00         AAA         10,242,400
                 Disposal Revenue Bonds, West Penn Power Company -
                 Harrison Station Project, Series 1993B, 6.300%, 5/01/23
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.8%

        1,130   Wisconsin Housing and Economic Development Authority,                 1/04 at 100.00         AAA          1,133,491
                 Housing Revenue Bonds, 1992 Series A, 6.850%, 11/01/12 -
                 MBIA Insured

       15,000   Wisconsin Health and Educational Facilities Authority, Revenue        2/07 at 102.00         AAA         16,178,400
                 Bonds, Marshfield Clinic Project, Series 1997,
                 5.750%, 2/15/27 - MBIA Insured

       18,000   Wisconsin Health and Educational Facilities Authority, Revenue        8/07 at 102.00         AAA         19,120,680
                 Bonds, Aurora Health Care, Inc., Series 1997, 5.250%, 8/15/17 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WYOMING - 0.4%

        4,415   Wyoming Community Development Authority, Housing Revenue             12/07 at 101.50         AAA          4,539,900
                 Bonds, Series 1997-6, 5.600%, 6/01/29 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$   2,016,549   Total Long-Term Investments (cost $1,789,468,672) - 149.9%                                            1,930,364,152
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.9%                                                                     37,722,581
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.8)%                                                       (680,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $1,288,086,733
                ====================================================================================================================


                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                    Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.


                                       35


                            Nuveen Premier Insured Municipal Income Fund, Inc. (NIF)
                            Portfolio of
                                    INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 1.0%

$       2,890   Alaska Housing Finance Corporation, Governmental Purpose             12/05 at 102.00         AAA        $ 2,995,485
                 Bonds, 1995 Series A, 5.875%, 12/01/24 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 31.2%

                ABAG Finance Authority for Nonprofit Corporations, California,
                Insured Certificates of Participation, Children's Hospital
                Medical Center of Northern California, Series 1999:
        6,750    5.875%, 12/01/19 - AMBAC Insured                                    12/09 at 101.00         AAA          7,596,585
       10,000    6.000%, 12/01/29 - AMBAC Insured                                    12/09 at 101.00         AAA         11,146,400

        4,755   Antioch Area Public Facilities Financing Agency, California,          8/09 at 101.00         AAA          5,229,074
                 Special Tax Bonds, Community Facilities District No. 1989-1,
                 5.700%, 8/01/22 - AMBAC Insured

        3,250   California Pollution Control Financing Authority, Pollution           4/11 at 102.00         AAA          3,474,965
                 Control Revenue Refunding Bonds, Pacific  Gas and Electric
                 Company, Series 1996A Remarketed, 5.350%, 12/01/16
                 (Alternative Minimum Tax) - MBIA Insured

          380   Kern County Housing Authority, California, GNMA Guaranteed              No Opt. Call         AAA            399,407
                 Mortgage Obligation Bonds, Series 1994A-I, 7.150%, 12/30/24
                 (Alternative Minimum Tax)

          350   Kern County Housing Authority, California, GNMA Guaranteed              No Opt. Call         AAA            366,975
                 Tax-Exempt Mortgage Obligation Bonds, Series 1994A-III,
                 7.450%, 6/30/25 (Alternative Minimum Tax)

        5,365   La Verne-Grand Terrace Housing Finance Agency, California,              No Opt. Call         AAA          7,726,083
                 Single Family Residential Mortgage Revenue Bonds,
                 Series 1984A, 10.250%, 7/01/17

       11,080   City of Lodi, California, Electric System Revenue, Certificates        1/09 at 40.71         AAA          3,907,584
                 of Participation, 1999 Series B, 0.000%, 1/15/24
                 (Pre-refunded to 1/15/09) - MBIA Insured

        5,000   Ontario Redevelopment Financing Authority, San Bernardino               No Opt. Call         AAA          6,741,650
                 County, California, Revenue Refunding Bonds, Redevelopment
                 Project 1, Series 1995, 7.400%, 8/01/25 - MBIA Insured

        8,880   Pomona, California, GNMA-FHLMC Mortgage-Backed Securities,              No Opt. Call         AAA         11,808,180
                 Single Family Mortgage Revenue Refunding Bonds,
                 Series 1990B, 7.500%, 8/01/23

       10,305   San Bernardino, California, GNMA Mortgage-Backed Securities,            No Opt. Call         AAA         13,487,493
                 Single Family Mortgage Revenue Refunding Bonds,
                 Series 1990A, 7.500%, 5/01/23

       14,755   San Bernardino County, California, GNMA Mortgage-Backed                 No Opt. Call         AAA         18,973,455
                 Securities, Single Family Mortgage Revenue Bonds,
                 Series 1988A, 8.300%, 9/01/14 (Alternative Minimum Tax)

        4,300   San Francisco City and County Airports Commission, California,        5/11 at 100.00         AAA          4,380,367
                 Revenue Refunding Bonds, San Francisco International
                 Airport, Series 2 - Issue 27A, 5.125%, 5/01/19 (Alternative
                 Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 4.0%

        1,500   Joint School District No. 28, Adams and Arapahoe Counties,           12/13 at 100.00         AAA          1,573,650
                 Colorado, General Obligation Bonds, Series 2003A,
                 5.125%, 12/01/21 - FSA Insured

        2,500   City and County of Denver, Colorado, Airport System Revenue          11/12 at 100.00         AAA          2,648,700
                 Refunding Bonds, Series 2002E, 5.500%, 11/15/18
                 (Alternative Minimum Tax) - FGIC Insured

        6,000   E-470 Public Highway Authority, Colorado, Senior Revenue              9/10 at 102.00         AAA          6,572,760
                 Bonds, Series 2000A, 5.750%, 9/01/29 - MBIA Insured

        1,225   Summit County School District RE-1, Colorado, General                12/04 at 100.00         AAA          1,299,897
                 Obligation Bonds, Series 1994, 6.700%, 12/01/14 (Pre-refunded to 12/01/04) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 5.3%

        4,145   City of Miami, Florida, General Obligation Bonds, Series 2002,        1/12 at 100.00         AAA          4,226,864
                 5.000%, 1/01/22 - MBIA Insured

        6,985   Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B,        1/13 at 100.00         AAA          7,143,490
                 5.125%, 1/01/32 - FGIC Insured

        4,240   Reedy Creek Improvement District, Florida, Utilities Revenue         10/13 at 100.00         AAA          4,624,865
                 Bonds, Series 2003-1, 5.250%, 10/01/17 - MBIA Insured


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 2.2%

$       6,500   Medical Center Hospital Authority, Georgia, Revenue                   8/09 at 102.00         AAA        $ 6,751,420
                 Anticipation Certificates, Columbus Regional Healthcare
                 System, Inc. Project, Series 1999, 5.500%, 8/01/25 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 3.9%

        8,030   Hawaii Department of Transportation, Airport System Revenue           7/10 at 101.00         AAA          9,405,378
                 Refunding Bonds, Series 2000B, 6.500%, 7/01/15 (Alternative
                 Minimum Tax) - FGIC Insured

        2,250   Hawaii Department of Budget and Finance, Special Purpose              1/09 at 101.00         AAA          2,523,308
                 Revenue Bonds, Hawaii Electric Company, Inc. and Subsidiaries
                 Project, Series 1999D, 6.150%, 1/01/20 (Alternative Minimum
                 Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 20.3%

        4,000   Bridgeview, Illinois, General Obligation Bonds, Series 2002,         12/12 at 100.00         AAA          4,080,320
                 5.000%, 12/01/22 - FGIC Insured

       10,000   City of Chicago, Illinois, General Obligation Bonds, Refunding        1/10 at 101.00         AAA         10,552,200
                 Series 2000D, 5.500%, 1/01/35 - FGIC Insured

        8,200   Board of Education of the City of Chicago, Illinois, General            No Opt. Call         AAA          9,737,992
                 Obligation Lease Certificates, 1992 Series A, 6.250%, 1/01/15 -
                 MBIA Insured

       23,110   Illinois Development Finance Authority, Local Government                No Opt. Call         Aaa         12,343,744
                 Program Revenue Bonds, Elgin School District U46, Kane, Cook,
                 and DuPage Counties, Series 2002, 0.000%, 1/01/17 -
                 FSA Insured

       10,010   Illinois Development Finance Authority, Revenue Bonds,                2/05 at 102.00         AAA         10,419,809
                 Catholic Health Partners Services, Series 1995A,
                 5.300%, 2/15/18 - CONNIE LEE/AMBAC Insured

       10,150   Onterie Center Housing Finance Corporation, An Illinois               1/04 at 101.50         AAA         10,233,941
                 Not for Profit Corporation, Mortgage Revenue Refunding
                 Bonds, Series 1992A, FHA-Insured Mortgage Loan,
                 7.050%, 7/01/27 - MBIA Insured

        3,225   Regional Transportation Authority, Cook, DuPage, Kane, Lake,            No Opt. Call         AAA          4,233,393
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1992A, 9.000%, 6/01/09 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.5%

        4,725   Decatur Township Multi-School Building Corporation, Marion            7/13 at 100.00         AAA          4,994,514
                 County, Indiana, First Mortgage Bonds, Series 2003,
                 5.000%, 7/15/17 - FGIC Insured

        5,375   Indiana Health Facility Financing Authority, Hospital Revenue        11/03 at 101.00         AAA          5,537,863
                 Refunding and Improvement Bonds, Series 1992, Community
                 Hospitals Projects, 6.400%, 5/01/12 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.2%

        3,345   Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical              6/13 at 100.00         Aaa          3,504,924
                 Center, Series 2003 Refunding, 5.000%, 6/15/17 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 1.7%

        5,000   Maryland Transportation Authority, Baltimore-Washington               3/12 at 101.00         AAA          5,096,100
                 International Airport Parking Revenue Bonds, Series 2002B,
                 5.125%, 3/01/21 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 4.4%

        2,250   Kalamazoo Hospital Finance Authority, Michigan, Hospital              5/06 at 102.00         AAA          2,482,223
                 Revenue Refunding and Improvement Bonds, Bronson
                 Methodist Hospital, Series 1996, 5.750%, 5/15/16 -
                 MBIA Insured

        6,500   Michigan Higher Education Student Loan Authority, Revenue               No Opt. Call         AAA          7,056,725
                 Bonds, Series 2000 XII-T, 5.300%, 9/01/10 (Alternative
                 Minimum Tax) - AMBAC Insured

        3,810   Michigan Housing Development Authority, GNMA Collateralized           8/12 at 102.00         Aaa          3,922,319
                 Limited Obligation Multifamily Housing Revenue Bonds,
                 Cranbrook Apartments, Series 2001A, 5.500%, 2/20/43
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 2.1%

        4,860   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00         AAA          5,248,363
                 Minnesota, Airport Revenue Bonds, Series 2001B,
                 5.750%, 1/01/15 (Alternative Minimum Tax) - FGIC Insured

        1,195   Minnesota Housing Finance Agency, Rental Housing Bonds,               2/05 at 102.00         AAA          1,231,268
                 Series 1995D, 5.950%, 2/01/18 - MBIA Insured


                                       37


                            Nuveen Premier Insured Municipal Income Fund, Inc. (NIF) (continued)
                                 Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 3.3%

$       7,495   Jefferson County Industrial Development Authority, Missouri,          8/07 at 100.00         AAA        $ 9,892,725
                 Housing Revenue Bonds, Richardson Road Apartments
                 Project, Series 1985, 11.000%, 12/15/15 (Pre-refunded
                 to 8/15/07)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 7.8%

       10,000   Clark County, Nevada, Airport System Subordinated Lien Revenue        7/11 at 100.00         AAA         10,314,500
                 Bonds, Series 2001B, 5.125%, 7/01/21 - FGIC Insured

        7,990   Reno, Nevada, Sales and Room Tax Revenue Bonds, Reno                  6/12 at 100.00         AAA          8,180,881
                 Transportation Rail Access Corridor Project, Senior Lien Series
                 2002, 5.250%, 6/01/41 - AMBAC Insured

        5,050   Washoe County, Nevada, Gas and Water Facilities Refunding             1/04 at 101.50         AAA          5,218,417
                 Revenue Bonds, Sierra Pacific Power Company Project,
                 Series 1987 Remarketed, 6.300%, 12/01/14 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 2.8%

        7,645   Metropolitan Transportation Authority, New York, Transit                No Opt. Call         AAA          8,634,722
                 Facilities Revenue Bonds, Series J, 9.100%, 7/01/05 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.0%

        3,100   North Carolina Medical Care Commission, FHA-Insured Mortgage         10/13 at 100.00         AAA          3,147,554
                 Revenue Bonds, Betsy Johnson  Regional Hospital Project,
                 Series 2003, 5.125%, 10/01/32 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 3.9%

        2,050   Oklahoma Housing Finance Agency, GNMA Collateralized Single             No Opt. Call         AAA          2,217,239
                 Family Mortgage Revenue Bonds, Series 1987A,
                 7.997%, 8/01/18 (Alternative Minimum Tax)

        5,440   Sapulpa Municipal Authority, Oklahoma, Capital Improvement            7/10 at 101.00         AAA          6,343,203
                 Revenue Bonds, Series 2000 Refunding, 5.625%, 7/01/20
                 (Pre-refunded to 7/01/10) - FSA Insured

        3,000   Tulsa Industrial Authority, Oklahoma, GNMA Collateralized            11/05 at 103.00         Aaa          3,141,840
                 Multifamily Housing Revenue Bonds, Country Club of
                 Woodland Hills Project, Series 1995, 6.250%, 11/01/27


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 9.7%

                Oregon Health Sciences University, Revenue Bonds, Series 2002A:
        5,000    5.000%, 7/01/26 - MBIA Insured                                       1/13 at 100.00         AAA          5,071,300
       19,000    5.000%, 7/01/32 - MBIA Insured                                       1/13 at 100.00         AAA         19,207,670

        4,990   Oregon, Health, Housing, Educational, and Cultural Facilities         3/12 at 105.00         Aaa          5,342,544
                 Authority, Revenue Bonds, GNMA Mortgaged-Backed
                 Securities Program, Necanicum Village Assisted Living Project,
                 2001 Series A, 6.850%, 6/20/42


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 4.9%

        1,650   Pennsylvania Turnpike Commission, Oil Franchise Tax Senior           12/13 at 100.00         AAA          1,676,730
                 Lien Revenue Bonds, Series 2003A, 5.000%, 12/01/24 -
                 MBIA Insured

       13,000   State Public School Building Authority, Pennsylvania, Lease           6/13 at 100.00         AAA         13,092,950
                 Revenue Bonds, Philadelphia School District Project,
                 Series 2003, 5.000%, 6/01/33 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.8%

        2,000   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          2,296,280
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/17 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 2.0%

        5,000   Health and Educational Facilities Board of the Metropolitan          11/09 at 101.00         AAA          5,945,450
                 Government of Nashville and Davidson County, Tennessee,
                 Revenue Bonds, Ascension Health Credit Group, Series 1999A,
                 6.000%, 11/15/30 (Pre-refunded to 11/15/09) - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 10.4%

          400   Corpus Christi Housing Finance Corporation, Texas, Single             1/04 at 101.00         AAA            404,888
                 Family Mortgage Senior Revenue Refunding Bonds,
                 Series 1991A, 7.700%, 7/01/11 - MBIA Insured

       12,500   Cities of Dallas and Fort Worth, Texas, Dallas-Ft. Worth             11/09 at 100.00         AAA         12,788,750
                 International Airport, Joint Revenue Refunding and
                 Improvement Bonds, Series 2001A, 5.500%, 11/01/35
                 (Alternative Minimum Tax) - FGIC Insured


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$         445   El Paso Property Finance Authority Inc., Texas, GNMA Mortgage-       12/03 at 102.00         Aaa       $    454,314
                 Backed Securities Program, Single Family Mortgage Revenue
                 Bonds, Series 1992A, 8.700%, 12/01/18 (Alternative
                 Minimum Tax)

                North Harris County Regional Water Authority, Texas, Senior
                Water Revenue Bonds, Series 2003:
        4,565    5.250%, 12/15/20 - FGIC Insured                                     12/13 at 100.00         AAA          4,854,056
        4,800    5.250%, 12/15/21 - FGIC Insured                                     12/13 at 100.00         AAA          5,075,856

        7,600   City of San Antonio, Texas, Airport System Improvement Revenue        7/11 at 101.00         AAA          8,046,652
                 Bonds, Series 2001, 5.375%, 7/01/16 (Alternative
                 Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.7%

        2,000   Clearfield City, Utah, Sales Tax Revenue Bonds, Series 2003,          7/13 at 100.00         AAA          2,018,180
                 5.000%, 7/01/28 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.2%

        3,635   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA          3,732,273
                 Mortgage Bonds, 2001 Series C - Subseries C-2,
                 5.450%, 7/01/23 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 21.0%

        5,000   Public Utility District No. 1 of Chelan County, Washington,           7/11 at 101.00         AAA          5,199,600
                 Chelan Hydro Consolidated System Revenue Bonds,
                 Series 2001B, 5.600%, 1/01/36 (Alternative Minimum Tax) -
                 MBIA Insured

        1,570   Sedro-Wooley School District No. 101, Clark County, Washington,      12/12 at 100.00         Aaa          1,684,170
                 General Obligation Bonds, Series 2002, 5.250%, 12/01/18 -
                 FSA Insured

                Bellevue School District No. 405, King County, Washington,
                General Obligation Bonds, Series 2002:
       12,060    5.000%, 12/01/19 - FGIC Insured                                     12/12 at 100.00         AAA         12,555,304
       12,785    5.000%, 12/01/20 - FGIC Insured                                     12/12 at 100.00         AAA         13,232,731

                Pierce County School District No. 343, Dieringer, Washington,
                General Obligation Bonds, Series 2003 Refunding:
        2,755    5.250%, 12/01/18 - FSA Insured                                       6/13 at 100.00         Aaa          2,964,297
        2,990    5.250%, 12/01/19 - FSA Insured                                       6/13 at 100.00         Aaa          3,195,323

        4,715   Port of Seattle, Washington, Revenue Bonds, Series 2001B,            10/11 at 100.00         AAA          5,078,479
                 5.625%, 4/01/17 (Alternative Minimum Tax) - FGIC Insured

                Port of Seattle, Washington, Special Facilities Revenue Bonds,
                Terminal 18 Project, Series 1999C:
          755    6.000%, 9/01/29 (Alternative Minimum Tax)                            3/10 at 101.00         AAA            880,277
                 (Pre-refunded to 3/01/10) - MBIA Insured
          895    6.000%, 9/01/29 (Alternative Minimum Tax) - MBIA Insured             3/10 at 101.00         AAA            957,847

        1,265   City of Tacoma, Washington, General Obligation Bonds,                12/12 at 100.00         AAA          1,327,567
                 Series 2002, 5.000%, 12/01/18 - FGIC Insured

        4,200   City of Tacoma, Washington, Solid Waste Utility Revenue              12/11 at 100.00         AAA          4,439,313
                 Bonds, Series 2001 Refunding, 5.250%, 12/01/20 -
                 AMBAC Insured

        5,000   State of Washington, General Obligation Bonds,                        1/11 at 100.00         AAA          5,142,350
                 2001 Series C 5.250%, 1/01/26 - FSA Insured

        6,990   Washington Public Power Supply System, Nuclear Project No. 1,         7/08 at 102.00         AAA          7,381,720
                 Refunding Revenue Bonds, Series 1998A, 5.125%, 7/01/17 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     436,525   Total Long-Term Investments (cost $425,205,273) - 150.3%                                                456,817,685
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.7%                                                                      8,094,007
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.0)%                                                       (161,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $303,911,692
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                    Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.



                                       39


                            Nuveen Insured Premium Income Municipal Fund 2 (NPX)
                            Portfolio of
                                   INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 3.9%

                Jefferson County, Alabama, Sewer Revenue Warrants,
                Series 1997D:
$       5,000    5.700%, 2/01/20 (Pre-refunded to 2/01/07) - FGIC Insured             2/07 at 101.00         AAA        $ 5,634,150
        3,970    5.750%, 2/01/22 (Pre-refunded to 2/01/07) - FGIC Insured             2/07 at 101.00         AAA          4,479,708
        4,830    5.750%, 2/01/22 (Pre-refunded to 2/01/07) - FGIC Insured             2/07 at 101.00         AAA          5,464,855

        2,500   City of Mobile, Alabama, General Obligation Refunding                 2/06 at 102.00         AAA          2,785,850
                 Warrants, Series 1996, 5.750%, 2/15/16 (Pre-refunded to
                 2/15/06) - AMBAC Insured

        2,000   City of Scottsboro, Alabama, General Obligation School                7/06 at 102.00         AAA          2,215,040
                 Warrants, Series 1996-B, 5.750%, 7/01/14 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 13.8%

       31,200   Foothill-Eastern Transportation Corridor Agency, California,           1/10 at 24.23         AAA          5,303,376
                 Toll Road Refunding Revenue Bonds, Series 1999,
                 0.000%, 1/15/34 - MBIA Insured

        6,850   Orange County, California, Recovery Certificates of Participation,    7/06 at 102.00         AAA          7,656,245
                 Series 1996A, 6.000%, 7/01/26 - MBIA Insured

       15,000   Orange County Sanitation District, California, Certificates           8/13 at 100.00         AAA         15,490,050
                 of Participation, Series 2003, 5.250%, 2/01/30 - FGIC Insured

       10,000   Orange County Water District, California, Revenue Certificates        8/13 at 100.00         AAA         10,033,800
                 of Participation, Series 2003B, 5.000%, 8/15/34 - MBIA Insured

        1,435   Pasadena Area Community College District, Los Angeles County,         6/13 at 100.00         AAA          1,476,228
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 6/01/22 - FGIC Insured

       13,000   Sacramento City Financing Authority, California, Capital             12/09 at 102.00         AAA         14,719,900
                 Improvement Revenue Bonds, Solid Waste and Redevelopment
                 Projects, Series 1999, 5.800%, 12/01/19 - AMBAC Insured

                San Leandro Housing Finance Corporation, California, Mortgage
                Revenue Refunding Bonds, Series 1993A, FHA-Insured Mortgage Loan
                - Ashland Village Apartments, Section 8 Assisted Project:
        1,140    6.550%, 1/01/12 - MBIA Insured                                       1/04 at 100.00         AAA          1,143,420
        5,100    6.650%, 1/01/25 - MBIA Insured                                       1/04 at 100.00         AAA          5,111,730

       12,500   University of California, Multiple Purpose Projects, Revenue          5/13 at 100.00         AAA         12,561,000
                 Bonds, Series 2003A, 5.000%, 5/15/33 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 10.0%

                Colorado Educational and Cultural Facilities Authority, Charter
                School Revenue Bonds, Adams School District 12 - Pinnacle School
                Project, Series 2003:
        1,940    5.250%, 6/01/23 - XLCA Insured                                       6/13 at 100.00         AAA          2,019,210
        1,000    5.000%, 6/01/33 - XLCA Insured                                       6/13 at 100.00         AAA            999,190

        3,405   Colorado Educational and Cultural Facilities Authority,              12/13 at 100.00         AAA          3,549,713
                 Charter School Revenue Bonds, Classical Academy Project,
                 Series 2003, 5.250%, 12/01/23 - XLCA Insured

                Colorado Health Facilities Authority, Hospital Revenue Bonds,
                Poudre Valley Health Care, Inc., Series 1999A:
        2,480    5.625%, 12/01/19 - FSA Insured                                      12/09 at 101.00         Aaa          2,701,365
        3,500    5.750%, 12/01/23 - FSA Insured                                      12/09 at 101.00         Aaa          3,796,765

       12,955   City and County of Denver, Colorado, Airport System Revenue          11/05 at 102.00         AAA         13,955,903
                 Bonds, Series 1995A, 5.600%, 11/15/20 - MBIA Insured

                Denver Convention Center Hotel Authority, Colorado, Convention
                Center Hotel Senior Revenue Bonds, Series 2003A:
        6,770    5.000%, 12/01/19 - XLCA Insured                                     12/13 at 100.00         AAA          7,061,245
       17,495    5.000%, 12/01/33 - XLCA Insured                                     12/13 at 100.00         AAA         17,542,411

        1,325   El Paso County, Colorado, Certificates of Participation,             12/12 at 100.00         AAA          1,337,084
                 Series 2002B, Detention Facility Project, 5.000%, 12/01/27 -
                 AMBAC Insured


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.7%

$       3,540   District of Columbia Housing Finance Agency, GNMA                    12/03 at 102.00         AAA        $ 3,562,975
                 Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1990C-4, 6.350%, 12/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 1.4%

                Municipal Electric Authority of Georgia, Combustion Turbine
                Project Revenue Bonds, Series 2003A:
        1,775    5.000%, 11/01/21 - MBIA Insured                                     11/13 at 100.00         AAA          1,829,244
        2,580    5.000%, 11/01/22 - MBIA Insured                                     11/13 at 100.00         AAA          2,642,230

        3,000   Valdosta and Lowndes County Hospital Authority, Georgia,             10/12 at 101.00         AAA          3,111,180
                 Series 2002, South Georgia Medical Center Project Revenue
                 Certificates, 5.200%, 10/01/22 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 7.9%

        2,375   Hawaii County, Hawaii, General Obligation Bonds,                      7/13 at 100.00         AAA          2,485,461
                 Series 2003A, 5.000%, 7/15/19 - FSA Insured

                Hawaii Department of Transportation, Airport System Revenue
                Refunding Bonds, Series 2000B:
        6,105    6.100%, 7/01/16 (Alternative Minimum Tax) - FGIC Insured             7/10 at 101.00         AAA          6,908,662
        9,500    6.625%, 7/01/17 (Alternative Minimum Tax) - FGIC Insured             7/10 at 101.00         AAA         11,183,780

       20,000   Department of Budget and Finance of the State of Hawaii,              7/10 at 101.00         AAA         21,490,000
                 Special Purpose Revenue Bonds, Hawaiian Electric Company,
                 Inc. and Subsidiary Projects, Refunding Series 2000,
                 5.700%, 7/01/20 (Alternative Minimum Tax) - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.3%

        1,510   Idaho Housing and Finance Association, Single Family Mortgage         1/08 at 101.50         AAA          1,622,148
                 Bonds, 1998 Series E, 5.450%, 7/01/18 (Alternative Minimum
                 Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 15.1%

        2,500   Kane, DuPage, Kendall and Will Counties, Aurora, Illinois,            1/05 at 100.00         AAA          2,635,050
                 General Obligation Obligation Bonds, Series 1996,
                 5.800%, 1/01/14 (Pre-refunded to 1/01/05) - MBIA Insured

        1,500   City of Chicago, Illinois, General Obligation Bonds,                  7/05 at 102.00         AAA          1,650,780
                 Series 1995, 6.125%, 1/01/16 (Pre-refunded to 7/01/05) -
                 AMBAC Insured

       25,585   City of Chicago, Illinois, General Obligation Bonds, Project          1/06 at 102.00         AAA         25,796,844
                 and Refunding, Series 1996B, 5.125%, 1/01/25 - FGIC Insured

        8,370   City of Chicago, Illinois, Chicago Midway Airport Revenue             1/07 at 101.00         AAA          9,128,741
                 Bonds, Series 1996A, 5.625%, 1/01/17 - MBIA Insured

                City of Chicago, Illinois, Chicago Midway Airport Revenue Bonds,
                1994 Series A:
          280    6.100%, 1/01/08 (Alternative Minimum Tax) - MBIA Insured             1/04 at 102.00         AAA            287,605
          710    6.250%, 1/01/14 (Alternative Minimum Tax) - MBIA Insured             1/04 at 102.00         AAA            730,107

        8,235   City of Chicago, Illinois, Chicago-O'Hare International Airport,      1/05 at 102.00         AAA          8,843,155
                 General Airport Second Lien Revenue Refunding Bonds,
                 1994 Series A, 6.375%, 1/01/15 - MBIA Insured

        4,115   Chicago Park District, Illinois, General Obligation Limited           7/11 at 100.00         AAA          4,507,201
                 Tax Bonds, Series 2001C, 5.500%, 1/01/18 - FGIC Insured

        9,680   Illinois Educational Facilities Authority, Revenue Bonds,             6/08 at 100.00         AAA          9,923,162
                 Columbia College Bonds, Series 1998, 5.000%, 12/01/20 -
                 MBIA Insured

        1,950   Illinois Health Facilities Authority, Health Facilities Refunding       No Opt. Call         AAA          2,359,598
                 Revenue Bonds, SSM Health Care, Series 1992AA,
                 6.550%, 6/01/14 - MBIA Insured

                Illinois Health Facilities Authority, Lutheran General Health
                System, Revenue Bonds, Series 1993A:
        4,355    6.125%, 4/01/12 - FSA Insured                                          No Opt. Call         AAA          5,018,746
        5,000    6.250%, 4/01/18 - FSA Insured                                          No Opt. Call         AAA          6,061,000

        2,510   Illinois Housing Development Authority, Housing Development           1/04 at 102.00          A+          2,564,442
                 Bonds, 1993 Series A, 6.000%, 7/01/18

          745   Peoria, Moline and Freeport, Illinois, Collateralized Single         10/05 at 105.00         AAA            782,749
                 Family Mortgage Revenue Bonds, Series 1995A,
                 7.600%, 4/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 1.2%

        1,000   Ft. Wayne South Side School Building Corporation, Indiana,            1/04 at 102.00         AAA          1,030,540
                 First Mortgage Bonds, Series 1994, 6.125%, 1/15/12
                 (Pre-refunded to 1/15/04) - MBIA Insured

        5,285   Logansport School Building Corporation, Indiana, First Mortgage       7/11 at 100.00         AAA          5,441,859
                 Bonds, Series 2001, 5.125%, 1/15/22 - FGIC Insured


                                       41


                            Nuveen Insured Premium Income Municipal Fund 2 (NPX) (continued)
                                 Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.1%

$         245   Olathe-Labette Count, Kansas, GNMA Collateralized Single              2/05 at 105.00         Aaa        $   260,075
                 Family Mortgage Revenue Refunding Bonds, Series 1994A-I,
                 8.100%, 8/01/23 (Alternative Minimum Tax)

          405   Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized           11/04 at 105.00         Aaa            424,019
                 Single Family Mortgage Revenue  Refunding Bonds,
                 Series 1994A-II, 8.050%, 5/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.3%

        7,000   Kentucky Economic Development Finance Authority, Health System          No Opt. Call         AAA          1,768,270
                 Revenue Bonds, Norton Healthcare Inc., Series 2000B,
                 0.000%, 10/01/28 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 3.1%

        4,910   Commonwealth of Massachusetts, General Obligation Bonds,                No Opt. Call         AAA          5,609,037
                 Consolidated Loan, Series 2002C, 5.500%, 11/01/15 -
                 MBIA Insured

        3,000   Massachusetts Development Finance Authority, Revenue                    No Opt. Call         AAA          3,399,990
                 Bonds, Series 2002A, WGBH Educational Foundation,
                 5.750%, 1/01/42 - AMBAC Insured

        3,765   Massachusetts Housing Finance Agency, Single Family Housing           6/06 at 102.00         AAA          3,919,440
                 Revenue Bonds, Series 48, 6.350%, 6/01/26 (Alternative
                 Minimum Tax) - MBIA Insured

        3,340   Massachusetts Housing Finance Agency, Single Family Housing           6/07 at 102.00         AAA          3,474,836
                 Revenue Bonds, Series 53, 6.150%, 12/01/29 (Alternative
                 Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 2.9%

        4,705   Board of Control of Grand Valley State University, Michigan,         12/10 at 100.00         AAA          5,012,237
                 General Revenue Bonds, Series 2000, 5.250%, 12/01/20 -
                 FGIC Insured

       10,000   Michigan State Housing Development Authority, Rental Housing          4/07 at 102.00         AAA         10,501,500
                 Revenue Bonds, 1997 Series A, 6.000%, 4/01/16 (Alternative
                 Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.4%

        7,275   Minnesota Housing Finance Agency, Rental Housing Bonds,               2/05 at 102.00         AAA          7,495,796
                 Series 1995D, 5.950%, 2/01/18 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 1.5%

        1,000   Hazelwood Industrial Development Authority, Missouri,                 9/06 at 102.00         AAA          1,050,610
                 GNMA Collateralized Project Multifamily Housing Revenue
                 Refunding Bonds, Lakes Apartments Project, Series 1996,
                 6.000%, 9/20/16

        4,500   Land Clearance for Redevelopment Authority of Kansas City,           12/05 at 102.00         AAA          4,972,050
                 Missouri, Lease Revenue Bonds, Municipal Auditorium and
                 Muehlebach Hotel Redevelopment Projects, Series 1995A, 5.900%,
                 12/01/18 - CAP GTY/FSA Insured

        1,000   Kansas City Municipal Assistance Corporation, Missouri,               1/06 at 101.00         AAA          1,083,250
                 Leasehold Revenue Bonds, Capital Improvement, Series 1996B,
                 5.750%, 1/15/14 - AMBAC Insured

        1,030   Missouri Housing Development Commission, Multifamily                 12/06 at 102.00         AAA          1,086,125
                 Housing Revenue Bonds, Brookstone Village Apartments
                 Project, 1996 Series A, 6.000%, 12/01/16 (Alternative
                 Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 8.0%

        5,000   Clark County, Nevada, Industrial Development Revenue Bonds,          12/03 at 101.00         AAA          5,160,750
                 Nevada Power Company Project, Series 1992A,
                 6.700%, 6/01/22 (Alternative Minimum Tax) - FGIC Insured

        5,000   Clark County, Nevada, Industrial Development Revenue                  7/10 at 102.00         AAA          5,382,950
                 Bonds, Series 2000C, Southwest Gas Corporation,
                 5.950%, 12/01/38 (Alternative Minimum Tax) -
                 AMBAC Insured

        5,500   Director of Nevada State Department of Business and                   1/10 at 102.00         AAA          5,926,195
                 Industry, Revenue Bonds, Las Vegas Monorail Project,
                 1st Tier Series 2000, 5.625%, 1/01/32 - AMBAC Insured

                Las Vegas Convention and Visitors Authority, Nevada, Revenue
                Bonds, Series 1999:
        2,695    5.750%, 7/01/15 - AMBAC Insured                                      7/09 at 101.00         AAA          3,060,765
        6,035    5.750%, 7/01/16 - AMBAC Insured                                      7/09 at 101.00         AAA          6,854,070
        6,500    5.750%, 7/01/17 - AMBAC Insured                                      7/09 at 101.00         AAA          7,365,215
        3,535    5.750%, 7/01/18 - AMBAC Insured                                      7/09 at 101.00         AAA          3,993,030
        4,000    6.000%, 7/01/19 - AMBAC Insured                                      7/09 at 101.00         AAA          4,562,560


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 0.7%

$       3,075   New Jersey Transit Corporation, Certificates of Participation,          No Opt. Call         AAA        $ 3,469,768
                 Series 2003 Refunding, 5.500%, 10/01/15 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 17.1%

        4,090   Metropolitan Transportation Authority, New York, Commuter               No Opt. Call         AAA          4,975,158
                 Facilities Revenue Bonds, Series 1994A, 8.000%, 7/01/07 -
                 MBIA Insured

        4,985   Metropolitan Transportation Authority, New York, Transit                No Opt. Call         AAA          6,063,854
                 Facilities Revenue Bonds, Series O, 8.000%, 7/01/07 -
                 MBIA Insured

                County of Nassau, New York, General Obligation Improvement
                Bonds, Series 2000E:
        1,755    6.000%, 3/01/16 - FSA Insured                                        3/10 at 100.00         AAA          2,006,492
        2,740    6.000%, 3/01/18 - FSA Insured                                        3/10 at 100.00         AAA          3,132,642

        2,265   County of Nassau, New York, General Obligation Bonds, Serial          3/10 at 100.00         AAA          2,792,020
                 General Improvement Bonds, Series F, 7.000%, 3/01/14
                 (Pre-refunded to 3/01/10) - FSA Insured

        7,500   Nassau Health Care Corporation, New York, County Guaranteed           8/09 at 102.00         AAA          8,224,950
                 Health System Revenue Bonds, Series 1999, 5.750%, 8/01/29 -
                 FSA Insured

        4,000   City of New York, New York, General Obligation Bonds, Fiscal            No Opt. Call         AAA          4,454,840
                 Series 1995E, 8.000%, 8/01/05 - MBIA Insured

        7,900   City of New York, New York, General Obligation Bonds, Fiscal          3/06 at 101.50         AAA          8,644,022
                 Series 1996I, 5.875%, 3/15/18 - FSA Insured

        7,000   New York City Municipal Water Finance Authority, New York,            6/09 at 101.00         AAA          7,708,610
                 Water and Sewer System Revenue Bonds, Fiscal 2000 Series A,
                 5.750%, 6/15/31 - FGIC Insured

                Dormitory Authority of the State of New York, Insured Revenue
                Bonds, New Island Hospital Issue, Series 1999B:
        3,400    5.750%, 7/01/19 - MBIA Insured                                       7/09 at 101.00         AAA          3,694,440
        5,750    6.000%, 7/01/24 - MBIA Insured                                       7/09 at 101.00         AAA          6,489,853

        9,095   New York State Housing Finance Agency, Housing Project                5/06 at 102.00         AAA          9,659,163
                 Mortgage Revenue Refunding Bonds, Series 1996A,
                 6.125%, 11/01/20 - FSA Insured

        6,095   New York State Medical Care Facilities Finance Agency,                2/05 at 102.00         AAA          6,591,255
                 Mental Health Services Facilities Improvement Revenue Bonds,
                 1995 Series A, 6.000%, 8/15/15 (Pre-refunded to 2/15/05) -
                 MBIA Insured

                New York State Medical Care Facilities Finance Agency, New York,
                Hospital FHA-Insured Mortgage Revenue Bonds, Series 1994A:
        3,000    6.750%, 8/15/14 (Pre-refunded to 2/15/05) - AMBAC Insured            2/05 at 102.00         AAA          3,272,970
        2,500    6.800%, 8/15/24 (Pre-refunded to 2/15/05) - AMBAC Insured            2/05 at 102.00         AAA          2,729,075

                New York State Urban Development Corporation, Correctional
                Capital Facilities Revenue Bonds, Series 7:
        3,505    5.700%, 1/01/27 (Pre-refunded to 1/01/07) - MBIA Insured             1/07 at 102.00         AAA          3,990,653
        5,000    5.700%, 1/01/27 (Pre-refunded to 1/01/07) - FSA Insured              1/07 at 102.00         AAA          5,692,800


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 3.7%

       10,715   Fargo, North Dakota, Health System Revenue Bonds, MeritCare           6/10 at 101.00         AAA         11,473,515
                 Obligated Group, Series 2000A, 5.600%, 6/01/21 - FSA Insured

        8,000   North Dakota, Student Loan Trust Revenue Bonds,                      12/10 at 100.00         AAA          8,314,000
                 Series 2000B, 5.850%, 12/01/25 (Alternative Minimum Tax) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 2.3%

       12,200   Board of Education, City School District of Columbus, Franklin        6/13 at 100.00         AAA         12,315,168
                 County, Ohio, General Obligation Bonds, Series 2003,
                 5.000%, 12/01/31 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.0%

                Oklahoma City, Oklahoma, Airport Trust Junior Lien Tax Exempt
                Bonds, Twenty Seventh Series 2000A:
        1,320    5.125%, 7/01/20 - FSA Insured                                        7/10 at 100.00         AAA          1,360,696
        4,040    5.250%, 7/01/21 - FSA Insured                                        7/10 at 100.00         AAA          4,200,550


                                       43


                            Nuveen Insured Premium Income Municipal Fund 2 (NPX) (continued)
                                  Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 3.7%

                Portland, Oregon, Airport Way Urban Renewal and Redevelopment
                Bonds, Series 2000A:
$       4,405    5.700%, 6/15/17 - AMBAC Insured                                      6/10 at 101.00         Aaa        $ 4,901,267
        3,665    5.750%, 6/15/18 - AMBAC Insured                                      6/10 at 101.00         Aaa          4,081,234
        4,265    5.750%, 6/15/19 - AMBAC Insured                                      6/10 at 101.00         Aaa          4,726,729
        1,375    5.750%, 6/15/20 - AMBAC Insured                                      6/10 at 101.00         Aaa          1,515,003

                Housing Authority of Portland, Oregon, Multifamily Housing
                Revenue Bonds, Series 2000, Lovejoy Station Apartments Project:
        1,500    5.900%, 7/01/23 (Alternative Minimum Tax) - MBIA Insured             7/10 at 100.00         Aaa          1,565,265
        2,520    6.000%, 7/01/33 (Alternative Minimum Tax) - MBIA Insured             7/10 at 100.00         Aaa          2,619,212


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 8.6%

       12,620   Allegheny County Hospital Development Authority, Pennsylvania,       11/10 at 102.00         AAA         14,558,558
                 Health System Insured Revenue Bonds, Series 2000A,
                 West Penn Allegheny Health System, 6.500%, 11/15/30 -
                 MBIA Insured

        2,165   Allegheny County Residential Finance Authority, Pennsylvania,        11/06 at 102.00         Aaa          2,266,798
                 Single Family Mortgage Revenue Bonds, GNMA Mortgage
                 Backed Securities Program, Series 1996AA, 6.450%, 5/01/28
                 (Alternative Minimum Tax)

        9,485   Berks County Municipal Authority, Pennsylvania, Hospital             11/09 at 102.00         AAA         11,372,515
                 Revenue Bonds, Reading Hospital and Medical Center Project,
                 Series 1999, 6.000%, 11/01/19 (Pre-refunded to 11/01/09) -
                 FSA Insured

        1,000   Luzerne County Industrial Development Authority, Pennsylvania,       12/04 at 102.00         Aaa          1,081,280
                 Exempt Facilities Revenue Refunding Bonds, Pennsylvania Gas
                 and Water Company Project, Series 1994A, 7.000%, 12/01/17
                 (Alternative Minimum Tax) - AMBAC Insured

       12,730   City of Philadelphia, Pennsylvania, Water and Wastewater              8/07 at 102.00         AAA         12,904,783
                 Revenue Bonds, Series 1997A, 5.125%, 8/01/27 - AMBAC Insured

        3,650   State Public School Building Authority, Pennsylvania, Lease           6/13 at 100.00         AAA          3,684,456
                 Revenue Bonds, Philadelphia School District Project,
                 Series 2003, 5.000%, 6/01/29 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.8%

        4,000   Puerto Rico Municipal Finance Agency, 2002 Series A,                  8/12 at 100.00         AAA          4,361,200
                 5.250%, 8/01/17 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 19.1%

                Brazos River Authority, Texas, Revenue Refunding Bonds, Houston
                Industries Inc. Project, Series 1998C:
       10,000    5.125%, 5/01/19 - AMBAC Insured                                      5/08 at 102.00         AAA         10,475,700
        9,000    5.125%, 11/01/20 (Optional put 11/01/08) - AMBAC Insured            11/08 at 102.00         AAA          9,348,300

       12,500   Cities of Dallas and Fort Worth, Texas, Dallas-Ft. Worth             11/09 at 100.00         AAA         12,788,750
                 International Airport, Joint Revenue Refunding and Improvement
                 Bonds, Series 2001A, 5.500%, 11/01/35 (Alternative Minimum
                 Tax) - FGIC Insured

        3,895   Denton, Texas, Utility System Revenue Bonds, Series 2000A,           12/10 at 100.00         AAA          4,312,544
                 5.625%, 12/01/19 - FSA Insured

        7,210   Houston, Texas, Water and Sewer System Junior Lien Revenue           12/07 at 101.00         AAA          7,489,171
                 Refunding Bonds, Series 1997A, 5.250%, 12/01/22 -
                 FGIC Insured

        4,485   Lower Colorado River Authority, Texas, Transmission Contract          5/12 at 100.00         AAA          4,605,647
                 Refunding Revenue Bonds, Transmission Services Corporation
                 Project, Series 2003B, 5.000%, 5/15/21 - FSA Insured

       10,000   Lower Colorado River Authority, Texas, Contract Revenue               5/13 at 100.00         AAA         10,048,800
                 Refunding Bonds, Transmission Services Corporation Project,
                 Series 2003C, 5.000%, 5/15/33 - AMBAC Insured

        4,151   Panhandle Regional Housing Finance Corporation, Texas,                7/12 at 105.00         Aaa          4,400,766
                 Multifamily Housing Revenue Bonds, GNMA Collateralized
                 Mortgage - Renaissance of Amarillo Apartments, Series 2001A,
                 6.650%, 7/20/42

                Tarrant County Health Facilities Development Corporation, Texas,
                Hospital Revenue Bonds, Cook Children's Medical Center Project,
                Series 2000A:
        6,725    5.750%, 12/01/17 - FSA Insured                                      12/10 at 101.00         AAA          7,491,717
        7,500    5.750%, 12/01/24 - FSA Insured                                      12/10 at 101.00         AAA          7,984,800

       10,627   Tarrant County Housing Finance Corporation, Texas, GNMA              10/11 at 105.00         Aaa         11,239,115
                 Collateralized Mortgage Loan, Multifamily Housing Revenue
                 Bonds, Legacy Senior Residence Apartments Project,
                 Series 2001, 6.625%, 4/20/42


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

                Texas General Obligation Bonds, Veterans Housing Assistance
                Program Fund, Series 1993:
$       1,315    6.800%, 12/01/23 (Alternative Minimum Tax)                          12/03 at 102.00         Aa1        $ 1,343,378
                 (Pre-refunded to 12/01/03)
        6,585    6.800%, 12/01/23 (Alternative Minimum Tax)                          12/03 at 102.00         AAA          6,729,277
                 (Pre-refunded to 12/01/03) - MBIA Insured

        2,300   Texas State University System, Financing Revenue Refunding            3/12 at 100.00         AAA          2,406,329
                 Bonds, Series 2002, 5.000%, 3/15/18 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 3.3%

        2,695   Intermountain Power Agency, Utah, Power Supply Revenue                1/04 at 102.00         AAA          2,758,602
                 Refunding Bonds, Series 1993A, 5.500%, 7/01/20 -
                 AMBAC Insured

        8,600   Intermountain Power Agency, Utah, Power Supply Revenue                7/13 at 100.00         AAA          9,040,234
                 Bonds, Series 2003A Refunding, 5.000%, 7/01/18 -
                 FSA Insured

        5,525   Utah Transit Authority, Sales Tax Revenue Bonds,                     12/12 at 100.00         AAA          5,591,300
                 Series 2002A, 5.000%, 6/15/24 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 0.3%

        1,320   Vermont Educational and Health Buildings Financing Agency,           12/10 at 101.00         AAA          1,438,391
                 Revenue Bonds, Fletcher Allen Health Care Project,
                 Series 2000A, 6.000%, 12/01/23 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.4%

        2,250   Virginia Housing Development Authority, Multifamily Housing           1/08 at 102.00         AAA          2,381,130
                 Bonds, Series 1997B, 6.050%, 5/01/17 (Alternative Minimum
                 Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 6.5%

       10,000   Public Utility District No. 1 of Chelan County, Washington,           7/11 at 101.00         AAA         10,399,200
                 Chelan Hydro Consolidated System Revenue Bonds,
                 Series 2001B, 5.600%, 1/01/36 (Alternative Minimum Tax) -
                 MBIA Insured

        1,370   Sedro-Wooley School District No. 101, Clark County, Washington,      12/12 at 100.00         Aaa          1,401,579
                 General Obligation Bonds, Series 2002, 5.000%, 12/01/22 -
                 FSA Insured

        5,230   Douglas County Public Utility District 1, Washington, Wells           9/09 at 102.00         AAA          5,799,076
                 Hydroelectric Revenue Bonds, Series 1999A, 6.125%, 9/01/29
                 (Alternative Minimum Tax) - MBIA Insured

        3,485   Public Utility District No. 2 of Grant County, Washington, Priest     1/06 at 102.00         AAA          3,777,601
                 Rapids Hydroelectric Development Revenue Bonds, Second
                 Series B of 1996, 5.900%, 1/01/21 (Alternative Minimum Tax) -
                 MBIA Insured

        2,500   City of Tacoma, Washington, Sewer Revenue Bonds,                     12/05 at 100.00         AAA          2,760,725
                 1995 Series B, 6.375%, 12/01/15 (Pre-refunded to 12/01/05) -
                 FGIC Insured

        6,200   State of Washington, General Obligation Bonds, Series 2003A           7/12 at 100.00         AAA          6,408,816
                 Various Purpose, 5.000%, 7/01/20 - FGIC Insured

        3,950   Washington Health Care Facilities Authority, Revenue Bonds,          11/08 at 101.00         Aaa          4,031,722
                 Swedish Health Services, Series 1998, 5.125%, 11/15/22 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.6%

        8,000   Pleasants County, West Virginia, Pollution Control Revenue            5/05 at 102.00         AAA          8,691,120
                 Bonds, Monongahela Power Company - Pleasants Station
                 Project, Series 1995C, 6.150%, 5/01/15 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 6.4%

        7,000   La Crosse, Wisconsin, Resource Recovery Revenue Refunding               No Opt. Call         AAA          8,055,460
                 Bonds, Northern States Power Company Project, Series 1996,
                 6.000%, 11/01/21 (Alternative Minimum Tax) - MBIA Insured

       12,750   Milwaukee County, Wisconsin, Airport Revenue Bonds,                  12/10 at 100.00         Aaa         13,379,720
                 Series 2000A, 5.750%, 12/01/25 (Alternative Minimum Tax) -
                 FGIC Insured

        6,250   Wisconsin Health and Educational Facilities Authority, Revenue        8/06 at 102.00         AAA          6,944,500
                 Bonds, Series 1996, Sinai Samaritan Medical Center, Inc. Project,
                 5.750%, 8/15/16 - MBIA Insured


                                       45


                            Nuveen Insured Premium Income Municipal Fund 2 (NPX) (continued)
                                 Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN (continued)

$       5,000   Wisconsin Health and Educational Facilities Authority,                8/05 at 102.00         AAA       $  5,474,750
                 Revenue Bonds, Mercy Health System Corporation, Series 1995,
                 6.125%, 8/15/13 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     759,768   Total Long-Term Investments (cost $730,247,731) - 147.1%                                                780,891,281
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.5%                                                                     18,983,263
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.6)%                                                       (268,900,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $530,974,544
                ====================================================================================================================


                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                    Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.


                                       46

                            Nuveen Insured Dividend Advantage Municipal Fund (NVG)
                            Portfolio of
                                    INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 4.4%

$       5,310   Athens, Alabama, Water and Sewer Revenue Warrants,                    5/12 at 101.00         AAA        $ 5,522,135
                 Series 2002, 5.300%, 5/01/32 - MBIA Insured

        3,045   Hoover, Alabama, General Obligation Warrants, Series 2003,            3/12 at 101.00         AAA          3,160,984
                 5.000%, 3/01/20 - MBIA Insured

       10,000   Jefferson County, Alabama, Sewer Revenue Capital Improvement          2/09 at 101.00         AAA         11,439,400
                 Warrants, Series 1999A, 5.375%, 2/01/36 (Pre-refunded to
                 2/01/09) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 3.4%

       15,000   State of Alaska, International Airport System Revenue Bonds,         10/12 at 100.00         AAA         15,397,800
                 Series 2002B, 5.250%, 10/01/27 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.1%

        5,000   Phoenix Civic Improvement Corporation, Arizona, Senior Lien           7/12 at 100.00         AAA          5,086,700
                 Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/32
                 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 11.4%

       10,000   State of California, General Obligation Veterans Welfare             12/08 at 101.00           A         10,395,700
                 Bonds, Series 1997BH, 5.400%, 12/01/14 (Alternative
                 Minimum Tax)

        3,200   State of California, General Obligation Various Purpose Bonds,        9/10 at 100.00         AAA          3,398,592
                 5.250%, 9/01/17 - MBIA Insured

       10,000   State of California, General Obligation Refunding Bonds,                No Opt. Call         AAA         10,144,400
                 Series 2002, 5.000%, 2/01/23 - MBIA Insured

        3,000   State of California, General Obligation Veterans Welfare Bonds,       6/07 at 101.00         AAA          3,032,580
                 Series 2001BZ, 5.375%, 12/01/24 (Alternative Minimum
                 Tax) - MBIA Insured

        7,935   Los Angeles, California, Certificates of Participation, Real          4/12 at 100.00         AAA          8,206,694
                 Property Acquisition Program, Series 2002, 5.300%, 4/01/32 -
                 AMBAC Insured

        1,000   Los Angeles Convention and Exhibition Center Authority,              12/05 at 100.00         AAA          1,158,080
                 California, Certificates of Participation, Series 1985,
                 9.000%, 12/01/20 (Pre-refunded to 12/01/05)

        7,500   Northern California Power Agency, Revenue Refunding Bonds,            7/08 at 101.00         AAA          7,647,900
                 Hydroelectric Project 1, Series 1998A, 5.200%, 7/01/32 -
                 MBIA Insured

        2,320   Sacramento Municipal Utility District, California, Electric Revenue   8/11 at 100.00         AAA          2,499,104
                 Bonds, Series 2001P, 5.250%, 8/15/18 - FSA Insured

        6,000   University of California, Multiple Purpose Projects, Revenue Bonds,   5/13 at 100.00         AAA          6,065,640
                 Series 2003A, 5.000%, 5/15/27 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 16.9%

       11,600   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00         AAA         11,740,244
                 Revenue Bonds, Series 2002B, 5.125%, 10/01/21 (Alternative
                 Minimum Tax) - FSA Insured

        6,000   JEA, Florida, Water and Sewer System Revenue Bonds,                   4/07 at 100.00         AAA          6,331,440
                 Series 2002A, 5.500%, 10/01/41 - MBIA Insured

        8,155   Lee County, Florida, Solid Waste System Revenue Refunding            10/11 at 100.00         Aaa          8,867,502
                 Bonds, Series 2001, 5.625%, 10/01/13 (Alternative Minimum
                 Tax) - MBIA Insured

       15,000   Miami-Dade County School Board, Florida, Certificates of                No Opt. Call         AAA         16,568,550
                 Participation, Series 2003A, 5.000%, 8/01/08 (Mandatory
                 put 8/01/08) - MBIA Insured

                Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
                International Airport, Series 2002:
        7,165    5.625%, 10/01/15 (Alternative Minimum Tax) - FGIC Insured           10/12 at 100.00         AAA          7,831,202
        5,600    5.750%, 10/01/16 (Alternative Minimum Tax) - FGIC Insured           10/12 at 100.00         AAA          6,132,952
       10,000    5.125%, 10/01/21 (Alternative Minimum Tax) - FGIC Insured           10/12 at 100.00         AAA         10,149,700
        2,000    5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured           10/12 at 100.00         AAA          2,044,920

        8,400   Village Center Community Development District, Florida,              11/13 at 101.00         AAA          8,461,572
                 Recreational Revenue Bonds, Series 2003A, 5.000%, 11/01/32 -
                 MBIA Insured


                                       47


                            Nuveen Insured Dividend Advantage Municipal Fund (NVG) (continued)
                                 Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.4%

$       1,695   Georgia Housing and Finance Agency, Single Family Mortgage           12/11 at 100.00         AAA        $ 1,737,121
                 Bonds, 2002 Series B-2, 5.500%, 6/01/32 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 15.9%

       19,185   Village of Bolingbrook, Illinois, General Obligation Bonds,           1/12 at 100.00         AAA         19,888,898
                 Series 2002A, 5.375%, 1/01/38 - FGIC Insured

        5,000   City of Chicago, Illinois, General Obligation Bonds, Project          1/11 at 101.00         AAA          5,245,850
                 and Refunding Bonds, Series 2001A, 5.500%, 1/01/38 -
                 MBIA Insured

                City of Chicago, Illinois, Chicago O'Hare International Airport,
                Second Lien Passenger Facility Charge Revenue Bonds, Series
                2001C:
        4,250    5.500%, 1/01/16 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          4,518,090
        4,485    5.500%, 1/01/17 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          4,739,703
        4,730    5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          4,982,204
        2,930    5.500%, 1/01/19 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          3,070,054

        3,000   City of Chicago, Illinois, Chicago-O'Hare International Airport,      1/12 at 100.00         AAA          3,229,290
                 General Airport Third Lien Revenue Refunding Bonds,
                 Series 2002A, 5.750%, 1/01/17 (Alternative Minimum Tax) -
                 MBIA Insured

       12,765   City of Chicago, Illinois, Skyway Toll Bridge Revenue Bonds,          1/07 at 102.00         AAA         13,569,450
                 Series 1996, 5.500%, 1/01/23 - MBIA Insured

        4,000   Town of Cicero, Cook County, Illinois, General Obligation            12/12 at 101.00         AAA          4,113,120
                 Corporate Purpose Bonds, Series 2002, 5.000%, 12/01/21 -
                 MBIA Insured

        1,500   DuPage County Community School District 200, Wheaton,                10/13 at 100.00         Aaa          1,575,045
                 Illinois, General Obligation Bonds, Series 2003C,
                 5.250%, 10/01/22 - FSA Insured

        5,000   State of Illinois, General Obligation Bonds, Illinois FIRST,          4/12 at 100.00         AAA          5,205,000
                 Series of April 2002, 5.250%, 4/01/23

        2,700   University of Illinois, Certificates of Participation, Utility        8/11 at 100.00         AAA          2,770,740
                 Infrastructure Projects, Series 2001A, 5.000%, 8/15/20 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 16.5%

        3,380   Evansville, Indiana, Sewage Works Revenue Bonds, Series 2003A         7/13 at 100.00         AAA          3,507,054
                 Refunding, 5.000%, 7/01/20 - AMBAC Insured

                Indiana Bond Bank, Special Program Bonds, 2002 Series D,
                Hendricks County Redevelopment District:
        2,500    5.375%, 4/01/23 - AMBAC Insured                                      4/12 at 100.00         AAA          2,618,750
        7,075    5.250%, 4/01/26 - AMBAC Insured                                      4/12 at 100.00         AAA          7,275,718
        7,000    5.250%, 4/01/30 - AMBAC Insured                                      4/12 at 100.00         AAA          7,184,030

       10,000   Indiana Health Facility Financing Authority, Hospital Revenue         7/12 at 100.00         AAA         10,258,300
                 Bonds, Marion General Hospital Project, Series 2002,
                 5.250%, 7/01/32 - AMBAC Insured

       25,000   Indianapolis, Indiana, Local Public Improvement Bond Bank,            7/12 at 100.00         AAA         25,761,500
                 Series 2002A, Waterworks Project, 5.250%, 7/01/33 -
                 MBIA Insured

                New Albany-Floyd County School Building Corporation, Indiana,
                First Mortgage Bonds, Series 2002:
        2,500    5.750%, 7/15/17 - FGIC Insured                                       7/12 at 100.00         AAA          2,806,100
        3,810    5.750%, 7/15/20 - FGIC Insured                                       7/12 at 100.00         AAA          4,232,224

                Northern Wells Community School Building Corporation, Wells
                County, Indiana, First Mortgage Bonds, Series 2001:
          420    5.250%, 1/15/19 - FGIC Insured                                       7/12 at 100.00         AAA            445,091
          430    5.250%, 7/15/19 - FGIC Insured                                       7/12 at 100.00         AAA            455,688
        1,675    5.400%, 7/15/23 - FGIC Insured                                       7/12 at 100.00         AAA          1,761,882

        6,960   Valparaiso Middle Schools Building Corporation, Indiana, First        1/13 at 100.00         AAA          7,018,255
                 Mortgage Bonds, Series 2002 Refunding, 5.000%, 7/15/24 -
                 MBIA Insured

        2,490   Whitley County Middle School Building Corporation, Columbia           7/13 at 100.00         AAA          2,623,937
                 City, Indiana, First Mortgage Bonds, Series 2003,
                 5.000%, 1/15/18 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 0.7%

        3,085   City of New Orleans, Louisiana, General Obligation Bonds,             9/12 at 100.00         AAA          3,214,477
                 Series 2002 Refunding, 5.125%, 9/01/21 - MBIA Insured


                                       48

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.4%

$      10,000   Commonwealth of Massachusetts, Special Obligation Refunding             No Opt. Call         Aaa        $10,952,600
                 Notes, Federal Highway Grant Anticipation Note Program,
                 Series 2003A, 5.000%, 12/15/13 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 2.0%

        8,735   City of St. Louis, Missouri, Airport Revenue Bonds,                   7/11 at 100.00         AAA          8,964,905
                 Series 2001A, Airport Development Program, 5.250%, 7/01/31 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 0.5%

                Municipal Energy Agency of Nebraska, Power Supply System
                Revenue Bonds, Series 2003A:
        1,000    5.250%, 4/01/20 (WI, settling 11/05/03) - FSA Insured                4/13 at 100.00         AAA          1,066,110
        1,000    5.250%, 4/01/21 (WI, settling 11/05/03) - FSA Insured                4/13 at 100.00         AAA          1,060,560


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 4.2%

        9,810   Clark County School District, Nevada, General Obligation Bonds,       6/12 at 100.00         AAA         10,068,592
                 Series 2002C, 5.000%, 6/15/21 - MBIA Insured

        8,750   Truckee Meadows Water Authority, Nevada, Water Revenue                7/11 at 100.00         AAA          9,004,538
                 Bonds, Series 2001A, 5.250%, 7/01/34 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 6.6%

       20,000   Metropolitan Transportation Authority, New York, Transportation      11/12 at 100.00         AAA         20,195,200
                 Revenue Bonds, Series 2002A Refunding, 5.000%, 11/15/30 -
                 FSA Insured

       10,000   Triborough Bridge and Tunnel Authority, New York, General             1/12 at 100.00         AAA         10,082,700
                 Purpose Revenue Bonds, Series 2001A, 5.000%, 1/01/32 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.6%

        2,435   North Carolina Medical Care Commission, FHA-Insured                  10/13 at 100.00         AAA          2,566,953
                 Mortgage Revenue Bonds, Betsy Johnson Regional Hospital
                 Project, Series 2003, 5.375%, 10/01/24 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 3.3%

                State of Oregon, General Obligation Veterans Welfare Bonds,
                2002 Series 82:
        9,570    5.375%, 12/01/31                                                    12/11 at 100.00          AA          9,773,937
        5,465    5.500%, 12/01/42                                                    12/11 at 100.00          AA          5,588,454


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.7%

        4,500   Allegheny County, Pennsylvania, Airport Revenue Refunding               No Opt. Call         AAA          4,948,560
                 Bonds, Pittsburgh International Airport, Series 1997A,
                 5.750%, 1/01/13 (Alternative Minimum Tax) - MBIA Insured

        5,000   Pennsylvania Higher Educational Facilities Authority, University      7/08 at 100.00         AAA          5,258,900
                 of Pennsylvania Revenue Bonds, Series 1998,
                 5.500%, 7/15/38 - MBIA Insured

        1,000   Pennsylvania Higher Educational Facilities Authority,                11/13 at 100.00          AA          1,076,140
                 Lycoming College Revenue Bonds, Series 2003-AA2,
                 5.250%, 11/01/16 - RAAI Insured

        1,000   State Public School Building Authority, Pennsylvania, Lease           6/13 at 100.00         AAA          1,016,330
                 Revenue Bonds, Philadelphia School District Project,
                 Series 2003, 5.000%, 6/01/23 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 0.8%

                Greenville, South Carolina, Tax Increment Revenue Improvement
                Bonds, Series 2003:
        1,000    5.500%, 4/01/17 - MBIA Insured                                       4/13 at 100.00         AAA          1,108,830
        2,300    5.000%, 4/01/21 - MBIA Insured                                       4/13 at 100.00         AAA          2,374,014


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 8.1%

       10,000   Memphis and Shelby County Sports Authority, Inc., Tennessee,         11/12 at 100.00         AAA         10,162,900
                 Revenue Bonds, 2002 Series A, Memphis Arena Project,
                 5.125%, 11/01/28 - AMBAC Insured

       11,000   Memphis and Shelby County Sports Authority, Inc., Tennessee,         11/12 at 100.00         AAA         11,177,540
                 Revenue Bonds, 2002 Series B, Memphis Arena Project,
                 5.125%, 11/01/29 - AMBAC Insured

       15,195   Tennessee State School Bond Authority, Higher Educational             5/12 at 100.00         AAA         15,712,694
                 Facilities Bonds, Second Program, Series 2002A,
                 5.250%, 5/01/32 - FSA Insured


                                       49


                            Nuveen Insured Dividend Advantage Municipal Fund (NVG) (continued)
                                 Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 29.7%

$       7,165   Arlington Independent School District, Tarrant County, Texas,         2/08 at 100.00         Aaa        $ 7,187,928
                 General Obligation Bonds, Series 1998 Refunding,
                 4.750%, 2/15/21

        3,500   Cities of Dallas and Fort Worth, Texas, Dallas-Ft. Worth             11/11 at 100.00         AAA          3,832,535
                 International Airport, Joint Revenue Refunding and
                 Improvement Bonds, Series 2001A, 5.750%, 11/01/13
                 (Alternative Minimum Tax) - FGIC Insured

       10,000   Gainesville Hospital District, Texas, General Obligation              8/11 at 100.00         AAA         10,388,300
                 Limited Tax Bonds, Series 2002, 5.375%, 8/15/32 -
                 MBIA Insured

        3,645   Galveston, Texas, General Obligation Bonds, Series 2001A                No Opt. Call         AAA          3,824,735
                 Refunding, 5.250%, 5/01/21 - AMBAC Insured

                Harris County Health Facilities Development Corporation,
                 Texas, Thermal Utility Revenue Bonds,
                TECO Project, Series 2003:
        2,240    5.000%, 11/15/16 - MBIA Insured                                     11/13 at 100.00         AAA          2,363,894
        2,355    5.000%, 11/15/17 - MBIA Insured                                     11/13 at 100.00         AAA          2,465,709

       13,000   Houston Area Water Corporation, Texas, City of Houston Contract       3/12 at 100.00         AAA         13,177,710
                 Revenue Bonds, Northeast Water Purification Plant Project,
                 Series 2002, 5.125%, 3/01/32 - FGIC Insured

        2,500   Houston Higher Education Finance Corporation, Texas, Revenue         11/09 at 101.00         AAA          2,605,100
                  Bonds, Rice University Project, Series 1999A,
                 5.375%, 11/15/29

        4,345   San Antonio, Texas, Water System Senior Lien Revenue                  5/12 at 100.00         AAA          4,767,942
                 Refunding Bonds, Series 2002, 5.500%, 5/15/17 - FSA Insured

        9,145   State of Texas, General Obligation Bonds, Veterans Housing            6/12 at 100.00         Aa1          9,318,572
                 Assistance Program Fund II, 2002 Series A-1, 5.250%, 12/01/22
                 (Alternative Minimum Tax)

        7,255   Texas Department of Housing and Community Affairs,                    7/11 at 100.00         AAA          7,330,742
                 Residential Mortgage Revenue Bonds, 2001 Series A,
                 5.350%, 7/01/33 (Alternative Minimum Tax)

        6,000   Texas Department of Housing and Community Affairs,                    7/12 at 100.00         AAA          6,056,700
                 Residential Mortgage Revenue Bonds, 2002 Series A,
                 5.350%, 7/01/33 (Alternative Minimum Tax)

                Texas Public Finance Authority, Revenue Financing System
                Bonds, Series 2002, Texas Southern University:
        3,520    5.125%, 11/01/20 - MBIA Insured                                      5/12 at 100.00         Aaa          3,670,938
        3,520    5.125%, 11/01/21 - MBIA Insured                                      5/12 at 100.00         Aaa          3,650,803

        8,905   Texas Department of Housing and Community Affairs, Single             3/12 at 100.00         AAA          9,098,417
                 Family Mortgage Bonds, Series 2002B, 5.550%, 9/01/33
                 (Alternative Minimum Tax) - MBIA Insured

                Texas Student Housing Authority, Student Housing Revenue
                Bonds, Austin Project, Senior Series 2001A:
        9,400    5.375%, 1/01/23 - MBIA Insured                                       1/12 at 102.00         Aaa          9,958,266
       11,665    5.500%, 1/01/33 - MBIA Insured                                       1/12 at 102.00         Aaa         12,416,459

        5,000   Texas Water Development Board, State Revolving Fund, Senior           1/10 at 100.00         AAA          5,391,150
                 Lien Revenue Bonds, Series 1999B, 5.250%, 7/15/17

                Williamson County, Texas, General Obligation Road Bonds,
                Series 2002:
        3,500    5.200%, 2/15/21 - FSA Insured                                        2/12 at 100.00         AAA          3,657,850
        3,000    5.250%, 2/15/22 - FSA Insured                                        2/12 at 100.00         AAA          3,136,080
        7,340    5.250%, 2/15/23 - FSA Insured                                        2/12 at 100.00         AAA          7,631,838
        5,000    5.250%, 2/15/25 - FSA Insured                                        2/12 at 100.00         AAA          5,164,100


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 12.9%

        7,675   Energy Northwest, Washington, Nuclear Project No. 1 Electric          7/12 at 100.00         AAA          8,484,099
                 Revenue Bonds, Series 2002A Refunding, 5.500%, 7/01/15 -
                 MBIA Insured

        6,600   Energy Northwest, Washington, Columbia Generation Station             7/12 at 100.00         AAA          7,092,096
                 Electric Revenue Refunding Bonds, Series 2002B,
                 5.350%, 7/01/18 - FSA Insured

        2,500   Port of Seattle, Washington, Revenue Bonds, Series 2002D             11/12 at 100.00         AAA          2,739,850
                 Refunding, 5.750%, 11/01/15 (Alternative Minimum Tax) -
                 FGIC Insured

        3,255   Yelm Community Schools, Thurston and Pierce Counties,                 6/13 at 100.00         Aaa          3,550,424
                 Washington, General Obligation Bonds, Series 2003,
                 5.250%, 12/01/16 - FSA Insured


                                       50

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

                Washington State Economic Development Finance Authority,
                Wastewater Revenue Bonds, LOTT Project, Series 2002:
$       2,000    5.500%, 6/01/17 - AMBAC Insured                                      6/12 at 100.00         Aaa       $  2,187,940
        4,325    5.125%, 6/01/22 - AMBAC Insured                                      6/12 at 100.00         Aaa          4,446,965

       15,000   Washington Health Care Facilities Authority, Revenue Bonds,           8/13 at 102.00         AAA         15,141,450
                 Harrison Memorial Hospital, Series 1998, 5.000%, 8/15/28 -
                 AMBAC Insured

       10,000   Washington State Health Care Facilities Authority, Revenue           10/11 at 100.00         Aaa         10,135,900
                 Bonds, Children's Hospital and Regional Medical Center,
                 Series 2001, 5.125%, 10/01/31 - AMBAC Insured

        5,170   Whitman County School District No. 267, Pullman, Washington,          6/12 at 100.00         Aaa          5,342,885
                 General Obligation Bonds, Series 2002, 5.000%, 12/01/20 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 4.5%

        8,080   Wisconsin Housing and Economic Development Authority, Home            3/12 at 100.00          AA          8,210,250
                 Ownership Revenue Bonds, 2002 Series E, 5.250%, 9/01/22
                 (Alternative Minimum Tax)

       11,950   State of Wisconsin, Transportation Revenue Bonds,                     7/12 at 100.00         AAA         12,662,458
                 Series 2002-1 Refunding, 5.125%, 7/01/18 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     657,110   Total Long-Term Investments (cost $653,305,321) - 149.0%                                                684,341,904
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      8,026,142
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.7)%                                                       (233,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $459,368,046
                ====================================================================================================================


                    At least 80% of the Fund's net assets (including net assets applicable to Preferred shares) are invested in municipal securities that are either covered by Original Issue
                    Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest.
                    Up to 20% of the Fund's net assets (including net assets applicable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

               (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                                       51


                            Nuveen Insured Tax-Free Advantage Municipal Fund (NEA)
                            Portfolio of
                                    INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 9.0%

$       5,655   Colbert County-Northwest Health Care Facilities Authority,            6/13 at 101.00        Baa3        $ 5,331,477
                 Alabama, Helen Keller Hospital Revenue Bonds, Series 2003,
                 5.750%, 6/01/27

        3,100   Huntsville Health Care Authority, Alabama, Revenue Bonds,             5/12 at 102.00         AAA          3,294,277
                 Series 1998A, 5.400%, 6/01/22 - MBIA Insured

        2,000   Huntsville Public Building Authority, Alabama, Lease Revenue         10/12 at 101.00         AAA          2,017,820
                 Bonds, Municipal Justice and Public Safety Center, Series 2002,
                 5.000%, 10/01/29 - MBIA Insured

        6,280   Jefferson County, Alabama, Sewer Revenue Capital Improvement          8/12 at 100.00         AAA          6,963,892
                 Warrants, Series 2002D, 5.000%, 2/01/32 (Pre-refunded
                 to 8/01/12) - FGIC Insured

        1,750   Montgomery, Alabama, General Obligation Warrants,                     5/12 at 101.00         AAA          1,806,788
                 Series 2003, 5.000%, 5/01/21 - AMBAC Insured

        4,500   Sheffield, Alabama, Electric Revenue Warrants, Series 2003,           7/13 at 100.00         Aaa          4,767,030
                 5.500%, 7/01/29 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 3.8%

       10,000   Maricopa County, Arizona, Pollution Control Corporation Revenue      11/12 at 100.00         AAA         10,092,900
                 Bonds, Arizona Public Service Company - Palo Verde Project,
                 Series 2002A, 5.050%, 5/01/29 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 29.8%

       13,500   State of California, General Obligation Refunding Bonds,              4/12 at 100.00         AAA         13,892,445
                 Series 2002, 5.250%, 4/01/30 - XLCA Insured

       26,300   California State Public Works Board, Department of General           12/12 at 100.00         AAA         26,576,413
                 Services, Lease Revenue Bonds, Capital East End Project,
                 Series 2002A, 5.000%, 12/01/27 - AMBAC Insured

        2,910   Cathedral City Public Financing Authority, California, Tax            8/12 at 102.00         AAA          2,942,359
                 Allocation Bonds, Housing Set-Aside, Series 2002D,
                 5.000%, 8/01/26 - MBIA Insured

        3,500   Cerritos Public Financing Authority, California, Tax Allocation      11/17 at 102.00         AAA          3,575,600
                 Revenue Bonds, Los Cerritos Redevelopment Projects,
                 Series 2002A, 5.000%, 11/01/24 - AMBAC Insured

        2,500   Irvine Public Facilities and Infrastructure Authority, California,    3/04 at 103.00         AAA          2,508,500
                 Assessment Revenue Bonds, Series 2003C,
                 5.000%, 9/02/23 - AMBAC Insured

        4,000   Montara Sanitary District, California, General Obligation             8/11 at 101.00         AAA          4,038,120
                  Bonds, Series 2003, 5.000%, 8/01/28 - FGIC Insured

        2,000   Northern California Power Agency, Revenue Refunding Bonds,            7/08 at 101.00         AAA          2,011,680
                 Hydroelectric Project 1, Series 1998A, 5.000%, 7/01/28 -
                 MBIA Insured

                Plumas County, California, Certificates of Participation,
                Series 2003A, Capital Improvement Program:
        1,130    5.250%, 6/01/19 - AMBAC Insured                                      6/13 at 101.00         AAA          1,220,965
        1,255    5.250%, 6/01/21 - AMBAC Insured                                      6/13 at 101.00         AAA          1,338,420

        1,210   Redding Joint Power Financing Authority, California, Lease            3/13 at 100.00         AAA          1,233,462
                 Revenue Bonds, Series 2003A, Capital Projects,
                 5.000%, 3/01/23 - AMBAC Insured

                Sacramento Municipal Utility District, California, Electric
                Revenue Bonds, Series 2003R:
        3,750    5.000%, 8/15/28 - MBIA Insured                                       8/13 at 100.00         AAA          3,785,887
        5,000    5.000%, 8/15/33 - MBIA Insured                                       8/13 at 100.00         AAA          5,024,600

        1,500   San Diego Community College District, California, General             5/13 at 100.00         AAA          1,514,115
                 Obligation Bonds, Series 2003A, 5.000%, 5/01/28 -
                 FSA Insured

        3,000   San Jose Redevelopment Agency, California, Tax Allocation             8/10 at 101.00         AAA          3,009,900
                 Bonds, Merged Area Redevelopment Project, Series 2002,
                 5.000%, 8/01/32 - MBIA Insured

        1,055   Turlock Irrigation District, California, Certificates of              1/13 at 100.00         AAA          1,063,029
                 Participation, Series 2003A, 5.000%, 1/01/28 -
                 MBIA Insured

        6,300   University of California, Multiple Purpose Projects, Revenue          5/13 at 100.00         AAA          6,330,744
                 Bonds, Series 2003A, 5.000%, 5/15/33 - AMBAC Insured


                                       52

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 5.2%

                Bowles Metropolitan District, Colorado, General Obligation
                Bonds, Series 2003:
$       4,300    5.500%, 12/01/23 - FSA Insured                                      12/13 at 100.00         AAA        $ 4,654,363
        3,750    5.500%, 12/01/28 - FSA Insured                                      12/13 at 100.00         AAA          4,009,088

        5,250   Sand Creek Metropolitan District, Colorado, General Obligation       12/13 at 100.00         AAA          5,276,618
                 Bonds, Series 2003 Refunding, 5.000%, 12/01/31 -
                 XLCA Insured


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 1.1%

        3,000   Pinellas County Health Facilities Authority, Florida, Revenue         5/13 at 100.00          A1          3,014,280
                 Bonds, Baycare Health System, Series 2003, 5.500%, 11/15/27


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 1.4%

        3,825   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales          1/13 at 100.00         AAA          3,858,354
                 Tax Revenue Bonds, Second Indenture Series 2002,
                 5.000%, 7/01/32 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 1.4%

        1,310   Cook County School District No. 100, Berwyn, Illinois, General       12/13 at 100.00         Aaa          1,390,526
                 Obligation Bonds, Series 2003B Refunding,
                 5.250%, 12/01/21 - FSA Insured

        2,500   Illinois Health Facilities Authority, Revenue Bonds, Lake Forest      7/13 at 100.00          A-          2,483,150
                 Hospital, Series 2003, 5.250%, 7/01/23


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 8.7%

        2,500   Evansville, Indiana, Sewage Works Revenue Bonds, Series 2003A         7/13 at 100.00         AAA          2,546,875
                 Refunding, 5.000%, 7/01/23 - AMBAC Insured

        2,190   Indiana Bond Bank, Common School Fund Advance Purchase                8/13 at 100.00         AAA          2,276,374
                 Funding Bonds, Series 2003B, 5.000%,8/01/19 - MBIA Insured

        1,000   Trustees of Indiana University, Indiana University Student Fee        8/13 at 100.00         AAA          1,021,210
                 Revenue Bonds, 2003 Series O, 5.000%, 8/01/22 -
                 FGIC Insured

                IPS Multi-School Building Corporation, Indiana, First Mortgage
                Bonds, Series 2003:
       11,020    5.000%, 7/15/19 - MBIA Insured                                       7/13 at 100.00         AAA         11,488,350
        6,000    5.000%, 7/15/20 - MBIA Insured                                       7/13 at 100.00         AAA          6,211,920


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 2.4%

        6,250   Kansas Development Finance Authority, Revenue Bonds,                  4/13 at 102.00         AAA          6,463,125
                 Kansas Board of Regents, Scientific Research and Development
                 Facilities Projects, Series 2003C, 5.000%, 10/01/22 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.5%

        1,325   Commonwealth of Kentucky, State Property and Buildings                8/13 at 100.00         AAA          1,354,150
                 Commission, Project No. 77 Revenue and Refunding Bonds,
                 Series 2003, 5.000%, 8/01/23 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.2%

        5,785   City of New Orleans, Louisiana, General Obligation Bonds,            12/12 at 100.00         AAA          6,026,813
                 Series 2002 Refunding, 5.300%, 12/01/27 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 5.3%

       10,000   Massachusetts Bay Transportation Authority, Senior Sales Tax          7/12 at 100.00         AAA         10,097,400
                 Revenue Bonds, Series 2002A Refunding, 5.000%, 7/01/27 -
                 FGIC Insured

        1,125   Massachusetts Development Finance Agency, Revenue Bonds,              9/13 at 100.00          A1          1,145,812
                 Middlesex School Project, Series 2003, 5.125%, 9/01/23

        3,000   Massachusetts Turnpike Authority, Metropolitan Highway                1/07 at 102.00         AAA          3,005,880
                 System Revenue Bonds, 1997 Series A - Senior,
                 5.000%, 1/01/37 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 11.8%

        6,130   Detroit, Michigan, Water Supply System Senior Lien Revenue            7/13 at 100.00         AAA          6,254,439
                 Bonds, Series 2003A, 5.000%, 7/01/23 - MBIA Insured

        4,465   City of Detroit, Michigan, Water Supply System Senior Lien            7/13 at 100.00         AAA          4,583,546
                 Revenue Bonds, Series 2003C Refunding, 5.000%, 7/01/22 -
                 MBIA Insured


                                       53


                            Nuveen Insured Tax-Free Advantage Municipal Fund (NEA) (continued)
                                 Portfolio of INVESTMENTS October 31, 2003
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN (continued)

$         955   Grand Rapids Community College, Kent County, Michigan,                5/13 at 100.00         AAA        $ 1,030,168
                 General Obligation Bonds, Series 2003 Refunding,
                 5.250%, 5/01/18 - AMBAC Insured

       10,800   Michigan Strategic Fund, Resource Recovery Limited                   12/12 at 100.00         AAA         11,142,900
                 Obligation Revenue Bonds, Detroit Edison Company,
                 Series 2002D Refunding, 5.250%, 12/15/32 - XLCA Insured

        2,250   Romulus Community Schools, County of Wayne, State of                  5/11 at 100.00         AAA          2,325,307
                 Michigan, General Obligation Bonds, Series 2001
                 Refunding, 5.250%, 5/01/25

        6,500   Wayne County, Michigan, Limited Tax General Obligation,              12/11 at 101.00         AAA          6,549,270
                 Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne
                 County Airport, Series 2001A, 5.000%, 12/01/30 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 2.3%

        6,105   Forsyth, Rosebud County, Montana, Pollution Control Revenue           3/13 at 101.00         AAA          6,141,325
                 Refunding Bonds, Puget Sound Energy, Series 2003A,
                 5.000%, 3/01/31 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 3.3%

        5,000   Lincoln, Nebraska, Sanitary Sewer System Revenue Bonds,               6/13 at 100.00         AAA          5,059,150
                 Series 2003 Refunding, 5.000%, 6/15/28 - MBIA Insured

        3,855   Nebraska Public Power District, General Revenue Bonds,                1/13 at 100.00         AAA          3,887,189
                 Series 2002B, 5.000%, 1/01/33 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 0.9%

        2,315   Clark County, Nevada, Airport System Subordinated Lien Revenue        7/11 at 100.00         AAA          2,351,971
                 Bonds, Series 2001B, 5.200%, 7/01/31 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 9.4%

       25,000   Metropolitan Transportation Authority, New York, Transportation      11/12 at 100.00         AAA         25,225,750
                 Revenue Bonds, Series 2002F Refunding, 5.000%, 11/15/31 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 3.3%

        8,700   North Carolina Medical Care Commission, Revenue Bonds,               10/13 at 100.00          AA          8,928,288
                 Maria Pelham Medical Center, Series 2003, 5.375%, 10/01/33 -
                 RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 3.5%

        9,350   Oregon Health Sciences University, Revenue Bonds,                     1/13 at 100.00         AAA          9,452,196
                 Series 2002A, 5.000%, 7/01/32 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 8.6%

        3,000   Lehigh County General Purpose Authority, Pennsylvania, Hospital       8/13 at 100.00         BBB          2,900,340
                 Revenue Bonds, St. Luke's Hospital of Bethlehem, Series 2003,
                 5.375%, 8/15/33

        2,000   Philadelphia, Pennsylvania, Gas Works Revenue Bonds, General          8/13 at 100.00         AAA          2,010,420
                 Ordinance, Fourth Series 1998, 5.000%, 8/01/32 - FSA Insured

        5,000   City of Philadelphia, Pennsylvania, Water and Wastewater              8/07 at 102.00         AAA          5,068,650
                 Revenue Bonds, Series 1997A, 5.125%, 8/01/27 -
                 AMBAC Insured

       13,000   State Public School Building Authority, Pennsylvania, Lease           6/13 at 100.00         AAA         13,092,950
                 Revenue Bonds, Philadelphia School District Project,
                 Series 2003, 5.000%, 6/01/33 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 7.9%

                Greenville County School District, South Carolina, Installment
                Purchase Revenue Bonds, Series 2003:
        3,000    5.000%, 12/01/22                                                    12/13 at 100.00         AA-          3,005,760
        1,785    5.000%, 12/01/23                                                    12/13 at 100.00         AA-          1,785,625

        1,365   Myrtle Beach, South Carolina, Water and Sewer System Revenue          3/13 at 100.00         AAA          1,476,207
                 Bonds, Series 2003 Refunding, 5.375%, 3/01/19 - FGIC Insured

       15,000   South Carolina Transportation Infrastructure Bank, Revenue           10/12 at 100.00         Aaa         15,112,050
                 Bonds, Series 2002A, 5.000%, 10/01/33 - AMBAC Insured


                                       54

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 12.2%

$       7,975   Fort Bend Independent School District, Fort Bend County,              8/10 at 100.00         AAA       $  8,013,120
                 Texas, General Obligation Bonds, Series 2000,
                 5.000%, 8/15/25

       12,500   Grand Prairie Independent School District, Dallas County, Texas,      2/13 at 100.00         AAA         12,706,875
                 General Obligation Bonds, Series 2003, 5.125%, 2/15/31 -
                 FSA Insured

        5,515   Houston, Texas, General Obligation Bonds, Series 2002                 3/12 at 100.00         AAA          5,832,829
                 Refunding, 5.250%, 3/01/20 - MBIA Insured

        5,850   Katy Independent School District, Harris Fort Bend, and               2/12 at 100.00         AAA          6,173,564
                 Waller Counties, Texas, General Obligation Bonds,
                 Series 2002A, 5.125%, 2/15/18


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.6%

        1,500   Hampton, Virginia, Convention Center Revenue Bonds,                   1/13 at 100.00         AAA          1,531,230
                 Series 2002, 5.125%, 1/15/28 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 9.1%

        4,945   Broadway Office Properties, King County, Washington, Lease           12/12 at 100.00         AAA          4,950,143
                 Revenue Bonds, Washington Project, Series 2002,
                 5.000%, 12/01/31 - MBIA Insured

        5,250   Public Utility District No. 1 of Chelan County, Washington,           7/12 at 100.00         AAA          5,295,308
                 Chelan Hydro Consolidated System Revenue Bonds,
                 Series 2002C, 5.125%, 7/01/33 - AMBAC Insured

        2,135   Kitsap County Consolidated Housing Authority, Washington,             7/13 at 100.00         Aaa          2,160,172
                 Revenue Bonds, Bremerton Government Center Project,
                 Series 2003, 5.000%, 7/01/23 - MBIA Insured

        1,935   Pierce County School District No. 343, Dieringer, Washington,         6/13 at 100.00         Aaa          2,097,850
                 General Obligation Bonds, Series 2003 Refunding,
                 5.250%, 12/01/17 - FSA Insured

        9,670   State of Washington, General Obligation Bonds, Series 2003D,          6/13 at 100.00         AAA          9,962,904
                 5.000%, 12/01/21 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.2%

        3,000   West Virginia State Building Commission, Lease Revenue Bonds,           No Opt. Call         AAA          3,280,830
                 Series 1998A Refunding, Regional Jail Project, 5.375%, 7/01/21 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 6.1%

        4,750   Wisconsin Health and Educational Facilities Authority, Revenue        8/08 at 102.00         AAA          4,887,513
                 Bonds, Wausau Hospital Inc., Series 1998A Refunding,
                 5.125%, 8/15/20 - AMBAC Insured

        3,000   Wisconsin Health and Educational Facilities Authority, Revenue          No Opt. Call         AAA          3,433,440
                 Bonds, Series 1992A, Meriter Hospital, Inc.,
                 6.000%, 12/01/22 - FGIC Insured

        3,600   Wisconsin Health and Educational Facilities Authority, Revenue        8/13 at 100.00           A          3,380,472
                 Bonds, Wheaton Franciscan Services, Series 2003A,
                 5.125%, 8/15/33

        4,605   Wisconsin Health and Educational Facilities Authority, Revenue        9/13 at 100.00          A-          4,628,482
                  Bonds, Franciscan Sisters of Christian Health Care Ministry,
                 Series 2003A, 5.875%, 9/01/33
------------------------------------------------------------------------------------------------------------------------------------
$     398,130   Total Long-Term Investments (cost $398,679,247) - 151.0%                                                406,382,944
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.5%                                                                      6,729,443
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.5)%                                                       (144,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $269,112,387
                ====================================================================================================================

                    At least 80% of the Fund's net assets (including net assets applicable to Preferred shares) are invested in municipal securities that are either covered by Original Issue
                    Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest.
                    Up to 20% of the Fund's net assets (including net assets applicable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.


               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.


                                       55


                Statement of
                      ASSETS AND LIABILITIES October 31, 2003
                                                                                         INSURED           INSURED          INSURED
                                    INSURED           INSURED           PREMIER          PREMIUM          DIVIDEND         TAX-FREE
                                    QUALITY       OPPORTUNITY    INSURED INCOME         INCOME 2         ADVANTAGE        ADVANTAGE
                                      (NQI)             (NIO)             (NIF)            (NPX)             (NVG)            (NEA)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value
   (cost $841,952,939, $1,789,468,672,
   $425,205,273, $730,247,731,
   $653,305,321 and $398,679,247,
   respectively)               $899,334,120    $1,930,364,152      $456,817,685     $780,891,281      $684,341,904     $406,382,944
Cash                                     --           287,186           621,390        1,765,136           289,399          676,120
Receivables:
   Interest                      12,825,106        30,783,815         7,709,805       13,694,058        10,117,516        6,348,311
   Investments sold               4,798,116        14,117,073           115,180        4,258,848                --               --
Other assets                         47,095            80,231            17,289           42,786            24,435            6,907
------------------------------------------------------------------------------------------------------------------------------------
      Total assets              917,004,437     1,975,632,457       465,281,349      800,652,109       694,773,254      413,414,282
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                      181,468                --                --               --                --               --
Payable for investments purchased        --         6,100,993                --               --         2,085,070               --
Accrued expenses:
   Management fees                  484,135         1,018,982           250,022          424,083           196,504          111,443
   Organization and offering costs       --                --                --               --                --            5,000
   Other                            217,555           387,777           112,049          337,682           108,337          179,330
Preferred share dividends payable    19,361            37,972             7,586           15,800            15,297            6,122
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities            902,519         7,545,724           369,657          777,565         2,405,208          301,895
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at
   liquidation value            318,000,000       680,000,000       161,000,000      268,900,000       233,000,000      144,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares               $598,101,918    $1,288,086,733      $303,911,692     $530,974,544      $459,368,046     $269,112,387
====================================================================================================================================
Common shares outstanding        38,051,042        81,060,946        19,371,141       37,292,863        29,807,822       18,507,847
====================================================================================================================================
Net asset value per Common
   share outstanding (net assets
   applicable to Common
   shares, divided by Common
   shares outstanding)         $      15.72    $        15.89      $      15.69     $      14.24      $      15.41     $      14.54
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value
   per share                   $    380,510    $      810,609      $    193,711     $    372,929      $    298,078     $    185,078
Paid-in surplus                 530,579,588     1,127,616,209       268,677,643      490,981,637       423,486,894      261,300,467
Undistributed (Overdistribution of)
   net investment income          7,882,002        16,782,480         3,050,407        5,784,342         2,280,637         (180,848)
Accumulated net realized gain
   (loss) from investments        1,878,637         1,981,955           377,519      (16,807,915)        2,265,854          103,993
Net unrealized appreciation
   of investments                57,381,181       140,895,480        31,612,412       50,643,551        31,036,583        7,703,697
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares               $598,101,918    $1,288,086,733      $303,911,692     $530,974,544      $459,368,046     $269,112,387
====================================================================================================================================
Authorized shares:
   Common                       200,000,000       200,000,000       200,000,000        Unlimited         Unlimited        Unlimited
   Preferred                      1,000,000         1,000,000         1,000,000        Unlimited         Unlimited        Unlimited
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       56


                Statement of
                    OPERATIONS Year Ended October 31, 2003

                                                                                         INSURED           INSURED          INSURED
                                    INSURED           INSURED           PREMIER          PREMIUM          DIVIDEND         TAX-FREE
                                    QUALITY       OPPORTUNITY    INSURED INCOME         INCOME 2         ADVANTAGE        ADVANTAGE
                                      (NQI)             (NIO)             (NIF)            (NPX)             (NVG)           (NEA)*
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME               $49,005,308      $101,120,686       $24,064,314      $41,860,523       $34,133,654      $16,796,072
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                   5,746,494        12,056,807         2,960,010        5,023,477         4,365,615        2,319,452
Preferred shares - auction fees     802,763         1,716,149           405,689          661,155           574,916          278,916
Preferred shares - dividend
   disbursing agent fees             50,000            70,000            30,000           50,000            30,000           15,780
Shareholders' servicing agent fees
   and expenses                     132,841           213,403            52,429           80,241            10,174            5,542
Custodian's fees and expenses       199,461           427,011           114,216          184,146           164,105           82,595
Directors'/Trustees' fees
   and expenses                      12,513            24,426             5,753           11,844            11,187            5,962
Professional fees                    32,157            61,225            18,750           24,978            29,184           19,050
Shareholders' reports - printing
   and mailing expenses              60,970           116,978            37,998           48,620           109,994           65,510
Stock exchange listing fees          15,892            31,000            15,602           15,742             2,270            1,371
Investor relations expense           96,115           202,491            57,503           97,455            90,221           32,699
Portfolio insurance expense          37,227            42,511                --           13,097                --               --
Other expenses                       46,827            81,932            31,227           36,766            18,891            6,255
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian
    fee credit and
    expense reimbursement         7,233,260        15,043,933         3,729,177        6,247,521         5,406,557        2,833,132
  Custodian fee credit              (30,261)          (87,236)          (33,888)         (58,338)          (15,279)         (34,962)
  Expense reimbursement                  --                --                --               --        (2,080,476)      (1,165,162)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                      7,202,999        14,956,697         3,695,289        6,189,183         3,310,802        1,633,008
------------------------------------------------------------------------------------------------------------------------------------
Net investment income            41,802,309        86,163,989        20,369,025       35,671,340        30,822,852       15,163,064
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
   FROM INVESTMENTS
Net realized gain
   from investments               1,876,817         2,436,868           398,323        4,868,689         2,261,496          103,646
Change in net unrealized
   appreciation (depreciation)
   of investments                (4,019,790)       11,623,684         2,116,009       (3,467,246)        2,080,176        7,703,697
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments        (2,142,973)       14,060,552         2,514,332        1,401,443         4,341,672        7,807,343
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income       (2,683,386)       (5,618,357)       (1,427,461)      (2,405,892)       (1,986,953)      (1,000,298)
From accumulated net realized
   gains from investments          (433,291)         (990,259)          (66,215)              --          (389,279)              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Preferred shareholders     (3,116,677)       (6,608,616)       (1,493,676)      (2,405,892)       (2,376,232)      (1,000,298)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations              $36,542,659      $ 93,615,925       $21,389,681      $34,666,891       $32,788,292      $21,970,109
====================================================================================================================================

*    For the period November 22, 2002 (commencement of operations) through
     October 31, 2003. See accompanying notes to financial statements.


                                       57

                Statement of
                    CHANGES IN NET ASSETS
                                                                 INSURED QUALITY (NQI)                  INSURED OPPORTUNITY (NIO)
                                                           ---------------------------------        --------------------------------
                                                                   YEAR                 YEAR                YEAR               YEAR
                                                                  ENDED                ENDED               ENDED              ENDED
                                                               10/31/03             10/31/02            10/31/03           10/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $ 41,802,309         $ 42,568,954        $ 86,163,989     $   93,065,833
Net realized gain from investments                            1,876,817            4,974,138           2,436,868         11,512,148
Change in net unrealized appreciation (depreciation)
   of investments                                            (4,019,790)          (3,800,192)         11,623,684        (10,056,251)
Distributions to Preferred Shareholders:
   From net investment income                                (2,683,386)          (4,177,031)         (5,618,357)        (8,962,116)
   From accumulated net realized gains from investments        (433,291)            (252,858)           (990,259)          (425,567)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                          36,542,659           39,313,011          93,615,925         85,134,047
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                  (37,979,535)         (34,809,135)        (78,840,403)       (74,985,371)
From accumulated net realized gains from investments         (4,511,581)            (824,876)        (10,041,988)        (1,454,843)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                (42,491,116)         (35,634,011)        (88,882,391)       (76,440,214)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
 Common shares:
   Net proceeds from sale of shares                                  --                   --                  --                 --
   Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                     2,555,277              817,396                  --                 --
Preferred shares offering costs                                      --                   --                  --                 --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from capital share transactions                            2,555,277              817,396                  --                 --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares       (3,393,180)           4,496,396           4,733,534          8,693,833
Net assets applicable to Common shares at the
   beginning of year                                        601,495,098          596,998,702       1,283,353,199      1,274,659,366
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of year  $598,101,918         $601,495,098      $1,288,086,733     $1,283,353,199
====================================================================================================================================
Undistributed (Overdistribution of) net investment income
   at the end of year                                      $  7,882,002         $  6,743,927      $   16,782,480     $   15,148,385
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       58

                                                                   PREMIER INSURED                           INSURED PREMIUM
                                                                     INCOME (NIF)                             INCOME 2 (NPX)
                                                           ---------------------------------        --------------------------------
                                                                   YEAR                 YEAR                YEAR               YEAR
                                                                  ENDED                ENDED               ENDED              ENDED
                                                               10/31/03             10/31/02            10/31/03           10/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $ 20,369,025         $ 21,949,356        $ 35,671,340       $ 36,821,783
Net realized gain from investments                              398,323            1,473,037           4,868,689          5,701,469
Change in net unrealized appreciation (depreciation)
   of investments                                             2,116,009           (2,260,720)         (3,467,246)           159,715
Distributions to Preferred Shareholders:
   From net investment income                                (1,427,461)          (2,181,015)         (2,405,892)        (3,630,320)
   From accumulated net realized gains from investments         (66,215)                  --                  --                 --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                          21,389,681           18,980,658          34,666,891         39,052,647
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                  (18,862,625)         (18,123,654)        (32,051,466)       (30,549,239)
From accumulated net realized gains from investments           (674,649)                  --                  --                 --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                (19,537,274)         (18,123,654)        (32,051,466)       (30,549,239)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                  --                   --                  --                 --
   Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                       937,964              610,174             559,464                 --
Preferred shares offering costs                                      --                   --                  --                 --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from capital share transactions                              937,964              610,174             559,464                 --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares        2,790,371            1,467,178           3,174,889          8,503,408
Net assets applicable to Common shares at the
   beginning of period                                      301,121,321          299,654,143         527,799,655        519,296,247
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the
   end of period                                           $303,911,692         $301,121,321        $530,974,544       $527,799,655
====================================================================================================================================
Undistributed (Overdistribution of) net investment income
   at the end of period                                    $  3,050,407         $  2,973,772        $  5,784,342       $  4,646,374
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       59


                Statement of
                     CHANGES IN NET ASSETS (continued)

                                                                                          INSURED DIVIDEND         INSURED TAX-FREE
                                                                                           ADVANTAGE (NVG)          ADVANTAGE (NEA)
                                                                                    ----------------------------   -----------------
                                                                                                         FOR THE             FOR THE
                                                                                                          PERIOD              PERIOD
                                                                                                         3/25/02            11/22/02
                                                                                                   (COMMENCEMENT       (COMMENCEMENT
                                                                                            YEAR  OF OPERATIONS)      OF OPERATIONS)
                                                                                           ENDED         THROUGH             THROUGH
                                                                                        10/31/03        10/31/02            10/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                               $ 30,822,852    $ 16,506,478       $ 15,163,064
Net realized gain from investments                                                     2,261,496       3,519,698            103,646
Change in net unrealized appreciation (depreciation) of investments                    2,080,176      28,956,407          7,703,697
Distributions to Preferred Shareholders:
   From net investment income                                                         (1,986,953)     (1,473,247)        (1,000,298)
   From accumulated net realized gains from investments                                 (389,279)             --                 --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                                                   32,788,292      47,509,336         21,970,109
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                           (27,721,277)    (13,860,480)       (14,343,267)
From accumulated net realized gains from investments                                  (3,132,797)             --                 --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                                         (30,854,074)    (13,860,480)       (14,343,267)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                                       (1,575)    426,270,921        264,457,500
   Net proceeds from shares issued to shareholders
     due to reinvestment of distributions                                                     --          12,436             12,612
Preferred shares offering costs                                                            3,032      (2,600,117)        (3,084,842)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from capital share transactions                                                         1,457     423,683,240        261,385,270
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares                                 1,935,675     457,332,096        269,012,112
Net assets applicable to Common shares at the beginning of period                    457,432,371         100,275            100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period                         $459,368,046    $457,432,371       $269,112,387
====================================================================================================================================
Undistributed (Overdistribution of) net investment income at the end of period      $  2,280,637    $  1,172,751       $   (180,848)
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       60

                Notes to
                       FINANCIAL STATEMENTS



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The National Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Insured Quality Municipal Fund, Inc. (NQI), Nuveen Insured Municipal Opportunity Fund, Inc. (NIO), Nuveen Premier Insured Municipal Income Fund, Inc. (NIF), Nuveen Insured Premium Income Municipal Fund 2 (NPX), Nuveen Insured Dividend Advantage Municipal Fund (NVG) and Nuveen Insured Tax-Free Advantage Municipal Fund (NEA). Common shares of Insured Quality (NQI), Insured Opportunity (NIO), Premier Insured Income (NIF) and Insured Premium Income 2 (NPX) are traded on the New York Stock Exchange while Common shares of Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Prior to the commencement of operations of Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA), each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 per Fund by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), and the recording of the organization expenses ($11,500 per Fund) and their reimbursement by Nuveen Investments, LLC (formerly, Nuveen Investments), also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide current income exempt from regular federal income tax, and in the case of Insured Tax-Free Advantage (NEA) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluation of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At October 31, 2003, Insured Dividend Advantage (NVG) had outstanding when-issued purchase commitments of $2,085,070. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of Insured Tax-Free Advantage (NEA) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended October 31, 2003, have been designated Exempt Interest Dividends

                Notes to
                    FINANCIAL STATEMENTS (continued)



Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                           PREMIER      INSURED      INSURED      INSURED
                                INSURED      INSURED       INSURED      PREMIUM     DIVIDEND     TAX-FREE
                                QUALITY  OPPORTUNITY        INCOME     INCOME 2    ADVANTAGE    ADVANTAGE
                                  (NQI)        (NIO)         (NIF)        (NPX)        (NVG)        (NEA)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                       2,600        4,000            --        2,080        3,160           --
   Series T                       2,600        4,000            --        2,200        3,080        2,880
   Series W                       2,600        4,000           840        2,080           --        2,880
   Series W2                         --        3,200            --           --           --           --
   Series TH                      2,320        4,000         2,800        2,200        3,080           --
   Series TH2                        --        4,000            --           --           --           --
   Series F                       2,600        4,000         2,800        2,196           --           --
---------------------------------------------------------------------------------------------------------
Total                            12,720       27,200         6,440       10,756        9,320        5,760
=========================================================================================================

Effective January 17, 2003, Insured Tax-Free Advantage (NEA) issued 2,880 Series T and 2,880 Series W, $25,000 stated value Preferred shares.

Insurance

Insured Quality (NQI), Insured Opportunity (NIO), Premier Insured Income (NIF) and Insured Premium Income 2 (NPX) invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA) invest at least 80% of their net assets (including net assets applicable to Preferred shares) in municipal securities that are covered by insurance. Each Fund may also invest up to 20% of its net assets (including net assets applicable to Preferred shares) in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended October 31, 2003.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs

Nuveen Investments, LLC has agreed to pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA). Insured Dividend Advantage's (NVG) and Insured Tax-Free Advantage's (NEA) share of Common share offering costs ($615,654 and $555,000, respectively) were recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA) in connection with their offering of Preferred shares ($2,597,085 and $3,084,842, respectively) were recorded as a reduction to paid-in surplus.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                     INSURED                    INSURED                PREMIER INSURED
                                   QUALITY (NQI)            OPPORTUNITY (NIO)            INCOME (NIF)
                               ---------------------     ----------------------     ---------------------
                                   YEAR         YEAR         YEAR          YEAR         YEAR         YEAR
                                  ENDED        ENDED        ENDED         ENDED        ENDED        ENDED
                               10/31/03     10/31/02     10/31/03      10/31/02     10/31/03     10/31/02
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                       --           --           --            --           --           --
   Shares issued to shareholders
     due to reinvestment
     of distributions           156,328       51,548           --            --       57,779       39,202
---------------------------------------------------------------------------------------------------------
                                156,328       51,548           --            --       57,779       39,202
=========================================================================================================
Preferred shares sold                --           --           --            --           --           --
=========================================================================================================

                            Notes to
                                FINANCIAL STATEMENTS (continued)

                                       INSURED                   INSURED                   INSURED
                               PREMIUM INCOME 2 (NPX)    DIVIDEND ADVANTAGE (NVG)  TAX-FREE ADVANTAGE (NEA)
                               ----------------------    ------------------------  ------------------------
                                                                          FOR THE                   FOR THE
                                                                           PERIOD                    PERIOD
                                                                          3/25/02                  11/22/02
                                                                    (COMMENCEMENT             (COMMENCEMENT
                                   YEAR         YEAR         YEAR  OF OPERATIONS)            OF OPERATIONS)
                                  ENDED        ENDED        ENDED         THROUGH                   THROUGH
                               10/31/03     10/31/02     10/31/03        10/31/02                  10/31/03
-----------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                       --           --           --      29,800,000                18,500,000
   Shares issued to shareholders
     due to reinvestment
     of distributions            38,904           --           --             822                       847
-----------------------------------------------------------------------------------------------------------
                                 38,904           --           --      29,800,822                18,500,847
===========================================================================================================
Preferred shares sold                --           --           --           9,320                     5,760
===========================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the fiscal year ended October 31, 2003, were as follows:

                                                            PREMIER       INSURED       INSURED       INSURED
                                INSURED       INSURED       INSURED       PREMIUM      DIVIDEND      TAX-FREE
                                QUALITY   OPPORTUNITY        INCOME      INCOME 2     ADVANTAGE     ADVANTAGE
                                  (NQI)         (NIO)         (NIF)         (NPX)         (NVG)        (NEA)*
-------------------------------------------------------------------------------------------------------------
Purchases                  $119,890,993  $374,582,677  $117,785,020  $229,788,119  $159,490,051  $655,485,705
Sales and maturities        147,254,224   387,201,969   106,157,405   220,200,166   158,334,979   256,591,743
=============================================================================================================

* For the period November 22, 2002 (commencement of operations) through October 31, 2003.

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At October 31, 2003, the cost of investments were as follows:

                                                              PREMIER       INSURED       INSURED       INSURED
                                INSURED         INSURED       INSURED       PREMIUM      DIVIDEND      TAX-FREE
                                QUALITY     OPPORTUNITY        INCOME      INCOME 2     ADVANTAGE     ADVANTAGE
                                  (NQI)           (NIO)         (NIF)         (NPX)         (NVG)         (NEA)
---------------------------------------------------------------------------------------------------------------
Cost of investments        $841,542,409  $1,789,063,044  $425,192,858  $730,237,702  $653,243,130  $398,672,025
===============================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2003, were as follows:

                                                             PREMIER      INSURED        INSURED      INSURED
                                INSURED        INSURED       INSURED       PREMIUM      DIVIDEND     TAX-FREE
                                QUALITY    OPPORTUNITY        INCOME      INCOME 2     ADVANTAGE    ADVANTAGE
                                  (NQI)          (NIO)         (NIF)         (NPX)         (NVG)        (NEA)
-------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation             $58,181,730   $142,812,042   $31,682,018   $51,219,451   $31,265,766   $7,998,469
   Depreciation                (390,019)    (1,510,934)      (57,191)     (565,872)     (166,992)    (287,550)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   of investments           $57,791,711   $141,301,108   $31,624,827   $50,653,579   $31,098,774   $7,710,919
=============================================================================================================


The tax components of undistributed net investment income and net realized gains at October 31, 2003, were as follows:

                                                                          PREMIER     INSURED      INSURED      INSURED
                                                INSURED       INSURED     INSURED     PREMIUM     DIVIDEND     TAX-FREE
                                                QUALITY   OPPORTUNITY      INCOME    INCOME 2    ADVANTAGE    ADVANTAGE
                                                  (NQI)         (NIO)       (NIF)       (NPX)        (NVG)        (NEA)
-----------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income         $10,441,828   $22,381,199  $4,603,021  $8,407,682   $4,542,562   $1,252,401
Undistributed net ordinary income *             264,316        78,388          --      66,600    2,266,382      104,003
Undistributed net long-term capital gains     1,878,637     2,503,130     398,819          --          758           --
=======================================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended October 31, 2003 and October 31, 2002, was designated for purposes of the dividends paid deduction as follows:

                                                                          PREMIER      INSURED      INSURED      INSURED
                                               INSURED      INSURED       INSURED      PREMIUM     DIVIDEND     TAX-FREE
                                               QUALITY  OPPORTUNITY        INCOME     INCOME 2    ADVANTAGE    ADVANTAGE
2003                                             (NQI)        (NIO)         (NIF)        (NPX)        (NVG)        (NEA)
------------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt
   income                                  $40,502,631  $84,020,174   $20,270,539  $34,382,914  $29,729,306  $13,903,084
Distributions from net ordinary income *       538,152      410,238        22,665           --    3,522,076           --
Distributions from net long-term
   capital gains                             4,406,720   11,032,247       740,863           --           --           --
========================================================================================================================

                                                                                     PREMIER      INSURED       INSURED
                                                           INSURED      INSURED      INSURED      PREMIUM      DIVIDEND
                                                           QUALITY  OPPORTUNITY       INCOME     INCOME 2     ADVANTAGE
2002                                                         (NQI)        (NIO)        (NIF)        (NPX)         (NVG)
-----------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income               $38,550,143  $83,471,540  $20,196,415  $34,005,278   $12,987,249
Distributions from net ordinary income *                   123,801        5,439           --           --            --
Distributions from net long-term capital gains           1,077,734    1,880,410           --           --            --
=======================================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2003, Insured Premium Income 2 (NPX) had an unused capital loss carryforward of $16,777,857 available for federal income tax purposes to be applied against future capital gains, if any. If not applied $1,449,876 and $15,327,981 of the carryforward will expire in 2004 and 2008, respectively.

                            Notes to
                                FINANCIAL STATEMENTS (continued)



5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Funds' (excluding Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA)) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

Under Insured Dividend Advantage's (NVG) and Insured Tax-Free Advantage's (NEA) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

For the first ten years of Insured Dividend Advantage's (NVG) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                       YEAR ENDING
MARCH 31,                                         MARCH 31,
--------------------------------------------------------------------------------
2002*                      .30%                        2008                 .25%
2003                       .30                         2009                 .20
2004                       .30                         2010                 .15
2005                       .30                         2011                 .10
2006                       .30                         2012                 .05
2007                       .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured Dividend Advantage (NVG) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Insured Tax-Free Advantage's (NEA) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                       YEAR ENDING
NOVEMBER 30,                                      NOVEMBER 30,
--------------------------------------------------------------------------------

2002*                      .32%                        2007                 .32%
2003                       .32                         2008                 .24
2004                       .32                         2009                 .16
2005                       .32                         2010                 .08
2006                       .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured Tax-Free Advantage (NEA) for any portion of its fees and expenses beyond November 30, 2010.

6. INVESTMENT COMPOSITION

At October 31, 2003, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                                           PREMIER      INSURED      INSURED      INSURED
                                INSURED      INSURED       INSURED      PREMIUM     DIVIDEND     TAX-FREE
                                QUALITY  OPPORTUNITY        INCOME     INCOME 2    ADVANTAGE    ADVANTAGE
                                  (NQI)        (NIO)         (NIF)        (NPX)        (NVG)        (NEA)
---------------------------------------------------------------------------------------------------------
Education and Civic Organizations     2%           3%            2%           5%          10%          2%
Healthcare                           16           10            16           11            5          13
Housing/Multifamily                   7            3             4            8           --          --
Housing/Single Family                 2            6             2            2            5          --
Tax Obligation/General               12            7            19           12           23          26
Tax Obligation/Limited               10           12            11           15           16          31
Transportation                       21           20            17           13           21           8
U.S. Guaranteed                      12           20            18           10            2           1
Utilities                            13           14             7           17            6          14
Water and Sewer                       5            5             2            7           12           5
Other                                --           --             2           --           --          --
---------------------------------------------------------------------------------------------------------
                                    100%         100%          100%         100%         100%        100%
=========================================================================================================

Certain investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (100% for Insured Quality (NQI), 100% for Insured Opportunity (NIO), 100% for Premier Insured Income (NIF), 100% for Insured Premium Income 2 (NPX), 88% for Insured Dividend Advantage (NVG) and 89% for Insured Tax-Free Advantage (NEA)). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

                            Notes to
                                FINANCIAL STATEMENTS (continued)



7. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 1, 2003, to shareholders of record on November 15, 2003, as follows:

                                                           PREMIER      INSURED      INSURED      INSURED
                                INSURED      INSURED       INSURED      PREMIUM     DIVIDEND     TAX-FREE
                                QUALITY  OPPORTUNITY        INCOME     INCOME 2    ADVANTAGE    ADVANTAGE
                                  (NQI)        (NIO)         (NIF)        (NPX)        (NVG)        (NEA)
---------------------------------------------------------------------------------------------------------
Dividend per share               $.0845       $.0810        $.0815       $.0730       $.0775       $.0775
=========================================================================================================

                            Financial
                                   HIGHLIGHTS


                           Financial
                                  HIGHLIGHTS

Selected data for a Common share outstanding throughout each year:
                                                     Investment Operations                                  Less Distributions
                                -------------------------------------------------------------------  -------------------------------
                                                           Distributions   Distributions
                                                                from Net            from                    Net
                     Beginning                       Net      Investment         Capital             Investment    Capital
                        Common                 Realized/       Income to        Gains to              Income to   Gains to
                         Share         Net    Unrealized       Preferred       Preferred                 Common     Common
                     Net Asset  Investment    Investment          Share-          Share-                 Share-     Share-
                         Value      Income   Gain (Loss)         holders+        holders+     Total     holders    holders    Total
====================================================================================================================================
INSURED QUALITY (NQI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                    $15.87       $1.10        $ (.05)          $(.07)          $(.01)    $  .97      $(1.00)     $(.12)  $(1.12)
2002                     15.78        1.12           .03            (.11)           (.01)      1.03        (.92)      (.02)    (.94)
2001                     14.51        1.18          1.20            (.26)             --       2.12        (.85)        --     (.85)
2000                     13.95        1.20           .60            (.34)             --       1.46        (.90)        --     (.90)
1999                     16.02        1.17         (1.91)           (.22)           (.04)     (1.00)       (.92)      (.13)   (1.05)

INSURED OPPORTUNITY (NIO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                     15.83        1.06           .17            (.07)           (.01)      1.15        (.97)      (.12)   (1.09)
2002                     15.72        1.15           .03            (.11)           (.01)      1.06        (.93)      (.02)    (.95)
2001                     14.64        1.17          1.04            (.26)             --       1.95        (.87)        --     (.87)
2000                     14.25        1.21           .39            (.33)             --       1.27        (.88)        --     (.88)
1999                     16.04        1.18         (1.73)           (.24)           (.01)      (.80)       (.94)      (.04)    (.98)

PREMIER INSURED INCOME (NIF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                     15.59        1.05           .13            (.07)             --       1.11        (.98)      (.03)   (1.01)
2002                     15.55        1.14          (.05)           (.11)             --        .98        (.94)        --     (.94)
2001                     14.66        1.18           .85            (.26)             --       1.77        (.88)        --     (.88)
2000                     14.25        1.20           .43            (.33)             --       1.30        (.89)        --     (.89)
1999                     16.18        1.16         (1.89)           (.23)           (.01)      (.97)       (.90)      (.04)    (.94)

INSURED PREMIUM INCOME 2 (NPX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                     14.17         .96           .03            (.06)             --        .93        (.86)        --     (.86)
2002                     13.94         .99           .16            (.10)             --       1.05        (.82)        --     (.82)
2001                     13.05        1.01           .86            (.23)             --       1.64        (.75)        --     (.75)
2000                     12.40         .99           .66            (.29)             --       1.36        (.71)        --     (.71)
1999                     14.10         .97         (1.71)           (.23)             --       (.97)       (.73)        --     (.73)

INSURED DIVIDEND ADVANTAGE (NVG)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                     15.35        1.03           .15            (.07)           (.01)      1.10        (.93)      (.11)   (1.04)
2002(a)                  14.33         .55          1.10            (.05)             --       1.60        (.47)        --     (.47)

INSURED TAX-FREE ADVANTAGE (NEA)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003(b)                  14.33         .82           .42            (.05)             --       1.19        (.78)        --     (.78)
====================================================================================================================================

                                                                    Total Returns
                                                               ---------------------
                              Offering                                       Based
                             Costs and       Ending                             on
                             Preferred       Common             Based       Common
                                 Share        Share    Ending      on    Share Net
                          Underwriting    Net Asset    Market  Market        Asset
                             Discounts        Value     Value   Value**      Value**
====================================================================================
INSURED QUALITY (NQI)
------------------------------------------------------------------------------------
Year Ended 10/31:
2003                              $ --       $15.72  $16.3900   12.92%        6.27%
2002                                --        15.87   15.5500   10.82         6.83
2001                                --        15.78   14.9200   15.53        14.94
2000                                --        14.51   13.6875   10.94        10.86
1999                              (.02)       13.95   13.1875   (9.65)       (6.77)

INSURED OPPORTUNITY
(NIO)
------------------------------------------------------------------------------------
Year Ended 10/31:
2003                                --        15.89   15.6400   10.22         7.51
2002                                --        15.83   15.2100    9.80         7.01
2001                                --        15.72   14.7400   19.84        13.61
2000                                --        14.64   13.0625    5.06         9.25
1999                              (.01)       14.25   13.3125  (14.71)       (5.33)

PREMIER INSURED INCOME
(NIF)
------------------------------------------------------------------------------------
Year Ended 10/31:
2003                                --        15.69   15.5100    7.84         7.28
2002                                --        15.59   15.3300    6.84         6.57
2001                                --        15.55   15.2500   19.97        12.40
2000                                --        14.66   13.5000    9.92         9.41
1999                              (.02)       14.25   13.1250  (17.33)      (6.42)

INSURED PREMIUM INCOME 2
(NPX)
------------------------------------------------------------------------------------
Year Ended 10/31:
2003                                --        14.24   14.1200    8.84         6.70
2002                                --        14.17   13.7700    6.32         7.83
2001                                --        13.94   13.7500   29.46        12.85
2000                                --        13.05   11.2500    4.35        11.35
1999                                --        12.40   11.5000  (11.16)       (7.21)

INSURED DIVIDEND
ADVANTAGE (NVG)
------------------------------------------------------------------------------------
Year Ended 10/31:
2003                                --        15.41   14.8100    6.10         7.37
2002(a)                           (.11)       15.35   14.9600    2.84        10.44

INSURED TAX-FREE
ADVANTAGE (NEA)
------------------------------------------------------------------------------------
Year Ended 10/31:
2003(b)                           (.20)       14.54   14.7900    3.87         6.98
====================================================================================

                                                              Ratios/Supplemental Data
                         -----------------------------------------------------------------------------------------------
                                          Before Credit/Reimbursement       After Credit/Reimbursement***
                                         -----------------------------   ----------------------------------
                                                       Ratio of Net                         Ratio of Net
                                           Ratio of      Investment        Ratio of           Investment
                              Ending       Expenses       Income to        Expenses            Income to
                                 Net     to Average         Average      to Average              Average
                              Assets     Net Assets      Net Assets      Net Assets           Net Assets
                          Applicable     Applicable      Applicable      Applicable           Applicable      Portfolio
                           to Common      to Common       to Common       to Common            to Common       Turnover
                         Shares (000)        Shares++        Shares++        Shares++             Shares++         Rate
========================================================================================================================
INSURED QUALITY (NQI)
------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                      $  598,102           1.20%           6.93%           1.20%                6.94%            14%
2002                         601,495           1.23            7.22            1.21                 7.24             44
2001                         596,999           1.24            7.72            1.23                 7.74             34
2000                         549,120           1.24            8.48            1.23                 8.49             24
1999                         527,789           1.19            7.67            1.18                 7.67             27

INSURED OPPORTUNITY
(NIO)
------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                       1,288,087           1.17            6.67            1.16                 6.68             21
2002                       1,283,353           1.20            7.42            1.19                 7.42             37
2001                       1,274,659           1.21            7.69            1.20                 7.70             39
2000                       1,186,701           1.20            8.47            1.20                 8.48             16
1999                       1,155,516           1.16            7.67            1.16                 7.67             26

PREMIER INSURED INCOME
(NIF)
------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                         303,912           1.22            6.66            1.21                 6.68             25
2002                         301,121           1.25            7.40            1.23                 7.42             43
2001                         299,654           1.26            7.79            1.24                 7.81             34
2000                         282,544           1.26            8.37            1.24                 8.39             21
1999                         274,668           1.19            7.49            1.18                 7.50             32

INSURED PREMIUM INCOME 2
(NPX)
------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                         530,975           1.17            6.68            1.16                 6.69             31
2002                         527,800           1.20            7.13            1.19                 7.14             26
2001                         519,296           1.22            7.39            1.20                 7.41             27
2000                         486,009           1.22            7.87            1.20                 7.88             55
1999                         461,955           1.21            7.11            1.21                 7.11             35

INSURED DIVIDEND
ADVANTAGE (NVG)
------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003                         459,368           1.17            6.22             .72                 6.67             25
2002(a)                      457,432           1.10*           5.71*            .61*                6.20*            22

INSURED TAX-FREE
ADVANTAGE (NEA)
------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2003(b)                      269,112           1.12*           5.52*           .65*                 6.00*            72
========================================================================================================================

                             Preferred Shares at End of Period
                         ----------------------------------------
                            Aggregate     Liquidation
                               Amount      and Market       Asset
                          Outstanding           Value    Coverage
                                 (000)      Per Share   Per Share
=================================================================
INSURED QUALITY (NQI)
-----------------------------------------------------------------
Year Ended 10/31:
2003                         $318,000         $25,000     $72,021
2002                          318,000          25,000      72,287
2001                          318,000          25,000      71,934
2000                          318,000          25,000      68,170
1999                          318,000          25,000      66,493

INSURED OPPORTUNITY
(NIO)
-----------------------------------------------------------------
Year Ended 10/31:
2003                          680,000          25,000      72,356
2002                          680,000          25,000      72,182
2001                          680,000          25,000      71,862
2000                          680,000          25,000      68,629
1999                          680,000          25,000      67,482

PREMIER INSURED INCOME
(NIF)
-----------------------------------------------------------------
Year Ended 10/31:
2003                          161,000          25,000      72,191
2002                          161,000          25,000      71,758
2001                          161,000          25,000      71,530
2000                          161,000          25,000      68,873
1999                          161,000          25,000      67,650

INSURED PREMIUM INCOME 2
(NPX)
-----------------------------------------------------------------
Year Ended 10/31:
2003                          268,900          25,000      74,365
2002                          268,900          25,000      74,070
2001                          268,900          25,000      73,280
2000                          268,900          25,000      70,185
1999                          268,900          25,000      67,949

INSURED DIVIDEND
ADVANTAGE (NVG)
-----------------------------------------------------------------
Year Ended 10/31:
2003                          233,000          25,000      74,288
2002(a)                       233,000          25,000      74,081

INSURED TAX-FREE
ADVANTAGE (NEA)
-----------------------------------------------------------------
Year Ended 10/31:
2003(b)                       144,000          25,000      71,721
=================================================================

*    Annualized.
**   Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to
     Preferred shares.
(a)  For the period March 25, 2002 (commencement of operations) through October
     31, 2002.
(b)  For the period November 22, 2002 (commencement of operations) through
     October 31, 2003.


                                 See accompanying notes to financial statements.


                                  70-71 SPREAD


                Directors
                       AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of
Directors of the Funds. The number of directors of the Funds is currently set at twelve. None of the directors who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates.
The names and business addresses of the directors and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
                                                                                                                          NUMBER OF
                                                                                                                      PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                 OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                              DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

DIRECTOR WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1)    Chairman of the    1994    Chairman and Director (since 1996) of Nuveen                          142
3/28/49                        Board and                  Investments, Inc. and Nuveen Investments, LLC;
333 W. Wacker Drive            Director                   Director (since 1992) and Chairman (since 1996) of
Chicago, IL 60606                                         Nuveen Advisory Corp. and Nuveen Institutional
                                                          Advisory Corp.; Chairman and Director (since 1997)
                                                          of Nuveen Asset Management, Inc.; Director (since 1996)
                                                          of Institutional Capital Corporation; Chairman and Director
                                                          (since 1999) of Rittenhouse Asset Management, Inc.;
                                                          Chairman of Nuveen Investments Advisers Inc. (since 2002).


DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:

------------------------------------------------------------------------------------------------------------------------------------
William E. Bennett             Director           2001    Private Investor; previously, President and Chief Executive           142
10/16/46                                                  Officer, Draper & Kramer, Inc., a private company that
333 W. Wacker Drive                                       handles mortgage banking, real estate development, pension
Chicago, IL 60606                                         advisory and real estate management (1995-1998). Prior
                                                          thereto, Executive Vice President and Chief Credit Officer of
                                                          First Chicago Corporation and its principal subsidiary, The
                                                          First National Bank of Chicago.

------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner              Director           1997    Private Investor and Management Consultant.                           141
8/22/40
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown              Director           1993    Retired (since 1989) as Senior Vice President of The                  141
7/29/34                                                   Northern Trust Company; Director of the United Way of
333 W. Wacker Drive                                       Highland Park-Highwood (since 2002).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans                  Director           1999    President, The Hall-Perrine Foundation, a private philanthropic       131
10/22/48                                                  corporation (since 1996); Director, Alliant Energy; Director and
333 W. Wacker Drive                                       Vice Chairman, United Fire & Casualty Company; Director,
Chicago, IL 60606                                         Federal Reserve Bank of Chicago; formerly, President and Chief
                                                          Operating Officer, SCI Financial Group, Inc., a regional financial services firm.

------------------------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri           Director           1994    Retired, formerly, Executive Director (since 1998) of Manitoga/       141
1/26/33                                                   The Russel Wright Design Center; prior thereto, President and
333 W. Wacker Drive                                       Chief Executive Officer of Blanton-Peale Institute (since 1990);
Chicago, IL 60606                                         prior thereto, Vice President, Metropolitan Life Insurance Co.

------------------------------------------------------------------------------------------------------------------------------------
William L. Kissick             Director           1992    Professor Emeritus, School of Medicine and the Wharton                131
7/29/32                                                   School of Management and former Chairman, Leonard Davis
333 W. Wacker Drive                                       Institute of Health Economics, University of Pennsylvania;
Chicago, IL 60606                                         Adjunct Professor, Health Policy and Management, Yale University.

------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Leafstrand           Director           1992    Retired; previously, Vice President in charge of Municipal            131
11/11/31                                                  Underwriting and Dealer Sales at The Northern Trust
333 W. Wacker Drive                                       Company.
Chicago, IL 60606


                                       72

                                                                                                                          NUMBER OF
                                                                                                                      PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                 OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                              DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

DIRECTORS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Peter R. Sawers                Director           1991    Adjunct Professor of Business and Economics, University of            141
4/3/33                                                    Dubuque, Iowa; formerly (1991-2000) Adjunct Professor, Lake
333 W. Wacker Drive                                       Forest Graduate School of Management, Lake Forest, Illinois;
Chicago, IL 60606                                         prior thereto, Executive Director, Towers Perrin Australia, a management consulting firm; Chartered Financial Analyst;
                                                          Certified Management Consultant; Director, Executive
                                                          Service Corps of Chicago, a not-for-profit organization.

------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider           Director           1997    Senior Partner and Chief Operating Officer, Miller-Valentine          141
9/24/44                                                   Group, Vice President, Miller-Valentine Realty, a construction
333 W. Wacker Drive                                       company; Chair, MiamiValley Hospital; Chair, Dayton
Chicago, IL 60606                                         Development Coalition; formerly, Member, Community
                                                          Advisory Board, National City Bank, Dayton, Ohio and
                                                          Business Advisory Council, Cleveland Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale            Director           1997    Executive Director, Gaylord and Dorothy Donnelley Foundation          141
12/29/47                                                  (since 1994); prior thereto, Executive Director, Great Lakes
333 W. Wacker Drive                                       Protection Fund (from 1990 to 1994).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Sheila W. Wellington           Director           1994    President (since 1993) of Catalyst (a not-for-profit organization     131
2/24/32                                                   focusing on women's leadership development in business
333 W. Wacker Drive                                       and the professions).
Chicago, IL 60606



                               POSITION(S)  YEAR FIRST                                                         NUMBER OF PORTFOLIOS
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                   IN FUND COMPLEX
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                   OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman           Chief              1988    Managing Director (since 2002), Assistant Secretary                   142
9/9/56                         Administrative             and Associate General Counsel, formerly, Vice President
333 W. Wacker Drive            Officer                    and Assistant General Counsel of Nuveen Investments, LLC;
Chicago, IL 60606                                         Managing Director (since 2002), General Counsel and
                                                          Assistant Secretary, formerly, Vice President of Nuveen
                                                          Advisory Corp. and Nuveen Institutional Advisory Corp.;
                                                          Managing Director (since 2002), Assistant Secretary and
                                                          Associate General Counsel, formerly, Vice President (since
                                                          2000), of Nuveen Asset Management, Inc.; Assistant
                                                          Secretary of Nuveen Investments, Inc. (since 1994);
                                                          Assistant Secretary of NWQ Investment Management
                                                          Company, LLC (since 2002); Vice President and
                                                          Assistant Secretary of Nuveen Investments Advisers Inc.
                                                          (since 2002); Managing Director, Associate General
                                                          Counsel and Assistant Secretary of Rittenhouse Asset
                                                          Management, Inc. (since May 2003); Chartered
                                                          Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson            Vice President     2000    Vice President (since 2002), formerly, Assistant                      142
2/3/66                         and Assistant              Vice President (since 2000), previously, Associate of
333 W. Wacker Drive            Secretary                  Nuveen Investments, LLC.
Chicago, IL 60606


                                       73

                Directors
                       AND OFFICERS (CONTINUED)


                               POSITION(S)  YEAR FIRST                                                         NUMBER OF PORTFOLIOS
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                   IN FUND COMPLEX
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                   OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Paul L. Brennan                Vice President     1999    Vice President (since 2002), formerly, Assistant                      128
11/10/66                                                  Vice President (since 1997), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                       prior thereto, portfolio manager of Flagship Financial Inc.;
Chicago, IL 60606                                         Chartered Financial Analyst and Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo              Vice President     1999    Vice President of Nuveen Investments, LLC (since 1999),               142
11/28/67                       and Treasurer              prior thereto, Assistant Vice President (since 1997); Vice
333 W. Wacker Drive                                       President and Treasurer of Nuveen Investments, Inc. (since
Chicago, IL 60606                                         1999); Vice President and Treasurer of Nuveen Advisory Corp.
                                                          and Nuveen Institutional Advisory Corp. (since 1999); Vice
                                                          President and Treasurer of Nuveen Asset Management,
                                                          Inc. (since 2002) and of Nuveen Investments Advisers
                                                          Inc. (since 2002); Assistant Treasurer of NWQ Investment
                                                          Management Company, LLC (since 2002); Chartered
                                                          Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Susan M. DeSanto               Vice President     2001    Vice President of Nuveen Advisory Corp. (since 2001);                 142
9/8/54                                                    previously, Vice President of Van Kampen Investment
333 W. Wacker Drive                                       Advisory Corp. (since 1998); Vice President of Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp. (since 2002); prior thereto,
                                                          Assistant Vice President of Van Kampen Investment
                                                          Advisory Corp. (since 1994).

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger             Vice President     2000    Vice President (since 2002) and Assistant General Counsel             142
9/24/64                        and Secretary              (since 1998); formerly, Assistant Vice President (since 1998)
333 W. Wacker Drive                                       of Nuveen Investments, LLC; Vice President (since 2002)
Chicago, IL 60606                                         and Assistant Secretary (since 1998), formerly Assistant
                                                          Vice President of Nuveen Advisory Corp. and Nuveen
                                                          Institutional Advisory Corp.

------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson              Vice President     1998    Vice President of Nuveen Investments, LLC; Vice                       142
10/24/45                                                  President (since 1998) of Nuveen Advisory Corp. and
333 W. Wacker Drive                                       Nuveen Institutional Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald          Vice President     1995    Managing Director (since 2002) of Nuveen Investments,                 142
3/2/64                                                    LLC; Managing Director (since 2001), formerly Vice
333 W. Wacker Drive                                       President of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp. (since 1995); Managing
                                                          Director of Nuveen Asset Management, Inc. (since 2001);
                                                          Vice President of Nuveen Investment Advisers Inc.
                                                          (since 2002); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy                 Vice President     1998    Vice President (since 1993) and Funds Controller (since               142
5/31/54                        and Controller             1998) of Nuveen Investments, LLC and Vice President and
333 W. Wacker Drive                                       Funds Controller (since 1998) of Nuveen Investments, Inc.;
Chicago, IL 60606                                         Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell              Vice President     1988    Vice President of Nuveen Advisory Corp.;                              128
7/5/55                                                    Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Steven J. Krupa                Vice President     1990    Vice President of Nuveen Advisory Corp.                               128
8/21/57
333 W. Wacker Drive
Chicago, IL 60606


                                       74


                               POSITION(S)  YEAR FIRST                                                         NUMBER OF PORTFOLIOS
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                   IN FUND COMPLEX
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                   OVERSEEN BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                  Vice President     2000    Vice President (since 2000) of Nuveen Investments, LLC,               142
3/22/63                                                   previously Assistant Vice President (since 1999); prior
333 W. Wacker Drive                                       thereto, Associate of Nuveen Investments, LLC; Certified
Chicago, IL 60606                                         Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                  Vice President     2002    Vice President (since 1999), previously, Assistant Vice               142
8/27/61                                                   President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin                Vice President     1988    Vice President, Assistant Secretary and Assistant General             142
7/27/51                        and Assistant              Counsel of Nuveen Investments, LLC; Vice President and
333 W. Wacker Drive            Secretary                  Assistant Secretary of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.; Assistant Secretary of Nuveen
                                                          Investments, Inc. and (since 1997) Nuveen Asset Management,
                                                          Inc.; Vice President (since 2000), Assistant Secretary and
                                                          Assistant General Counsel (since 1998) of Rittenhouse Asset
                                                          Management, Inc.; Vice President and Assistant Secretary of
                                                          Nuveen Investments Advisers Inc. (since 2002); Assistant
                                                          Secretary of NWQ Investment Management Company, LLC
                                                          (since 2002).

------------------------------------------------------------------------------------------------------------------------------------
John V. Miller                 Vice President     2003    Vice President (since 2003), previously, Assistant                    128
4/10/67                                                   Vice President (since 1999), prior thereto, credit
333 W. Wacker Drive                                       analyst (since 1996) of Nuveen Advisory Corp.;
Chicago, IL 60606                                         Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV            Vice President     1996    Managing Director (since 2002) of Nuveen Investments,                 142
7/7/65                                                    LLC; Managing Director (since 1997), formerly Vice
333 W. Wacker Drive                                       President (since 1996) of Nuveen Advisory Corp. and
Chicago, IL 60606                                         Nuveen Institutional Advisory Corp.; Managing Director
                                                          of Nuveen Asset Management, Inc. (since 1999).
                                                          Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy        Vice President     1999    Vice President (since 2002), formerly, Assistant                      128
9/4/60                                                    Vice President (since 1998), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                       prior thereto, portfolio manager.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Daniel S. Solender             Vice President     2003    Vice President of Nuveen Advisory Corp. (since 2003);                 128
10/27/65                                                  previously, Principal and portfolio manager with The Vanguard
333 W. Wacker Drive                                       Group (1999-2003); prior thereto, Assistant Vice President
Chicago, IL 60606                                         of the Nuveen Advisory Corp.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding             Vice President     1982    Vice President of Nuveen Advisory Corp. and Nuveen                    128
7/31/51                                                   Institutional Advisory Corp.; Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.

(2) Directors serve a one-year term until his/her successor is elected. The year first elected or appointed represents the year in which the Director was first elected or appointed to any fund in the Nuveen Complex.

(3) Officers serve a one-year term through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

                Build Your Wealth
                       AUTOMATICALLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                Fund
                  INFORMATION

BOARD OF DIRECTORS/TRUSTEES
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
Anne E. Impellizzeri
William L. Kissick
Thomas E. Leafstrand
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Wellington

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL


PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

POLICY CHANGE

On November 14, 2002, the Board adopted a policy that allows these Funds, in addition to investments in municipal bonds, to invest up to 5% of its net assets (including assets attributable to preferred shares, if any) in tax-exempt or taxable fixed-income securities or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided Nuveen Advisory determines that such investment should enable the Fund to better maximize the value of its existing investment in such issuer. This policy is a non-fundamental policy of each Fund which means that it can be changed at any time by the Board of Trustees without vote of the shareholders.

GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the fiscal year ended October 31, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                Serving Investors
                          FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $80 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.



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NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606
| www.nuveen.com



                                                                     EAN-D-1003D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has posted such code of ethics on its website at www.nuveen.com/etf.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its audit committee. The registrant's audit committee financial expert is William E. Bennett, who is "independent" for purposes of
Item 3 of Form N-CSR.

Mr. Bennett was formerly Executive Vice President and Chief Credit Officer of First Chicago Corporation and its principal subsidary, The First National Bank of Chicago. As part of his role as Chief Credit Officer, Mr. Bennett set policy as to accrual of assets/loans; designated performing/non-performing assets; set the level of reserves against the credit portfolio; and determined the carrying value of credit related assets and exposure. Among other things, Mr. Bennett was also responsible for the oversight of the internal analysis function including setting ground rules for the review and preparation of financial analysis and financial statements for use in making credit and risk decisions for clients. Mr. Bennett has significant experience reviewing, analyzing and evaluating financial statements of domestic and international companies in a variety of industries with complex accounting issues.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

In the rare event that a municipal issuer held by the Fund were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, Nuveen Advisory Corp. (the "Adviser") would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Directors or Trustees or its representative. In the case of a conflict of interest, the proxy would be submitted to the applicable Fund's Board to determine how the proxy should be voted. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 204-2(c)(2) under the Investment Advisers Act of 1940 (17 CFR 275.204-2(c)(2)), reports were filed with the SEC on Form N-PX, and the results were provided to the Board of Directors or Trustees and made available to shareholders as required by applicable rules.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premier Insured Municipal Income Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: January 8, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: January 8, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: January 8, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.